Portfolio of Investments
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
STRU(a),(b)
Series 20SNEX-1922 Class A
05/20/2052	3.560%	10,000,000	9,863,281
Total Asset-Backed Securities — Agency (Cost $9,863,281)			9,863,281

Asset-Backed Securities — Non-Agency 11.6%

Affirm Asset Securitization Trust(c)
Series 2021-B Class A
08/17/2026	1.030%	2,510,000	2,398,612
Series 2022-A Class A
05/17/2027	4.300%	525,000	522,221
AGL CLO 11 Ltd.(c),(d)
Series 2021-11A Class AJ
3-month USD LIBOR + 1.350% Floor 1.350% 04/15/2034	2.394%	12,200,000	11,719,039
AGL CLO 12 Ltd.(c),(d)
Series 2021-12A Class C
3-month USD LIBOR + 1.850% Floor 1.850% 07/20/2034	2.913%	1,000,000	908,040
AGL CLO Ltd.(c),(d)
Series 2021-13A Class A1
3-month USD LIBOR + 1.160% Floor 1.160% 10/20/2034	2.223%	5,250,000	5,091,335
AIG CLO(c),(d)
Series 2021-1A Class C
3-month USD LIBOR + 1.750% Floor 1.750% 04/22/2034	2.886%	1,750,000	1,565,986
AIG CLO Ltd.(c),(d)
Series 2019-2A Class AR
3-month USD LIBOR + 1.100% Floor 1.100% 10/25/2033	2.284%	12,500,000	12,223,612
Series 2021-2A Class A
3-month USD LIBOR + 1.170% Floor 1.170% 07/20/2034	2.233%	6,950,000	6,717,557
AIMCO CLO Ltd.(c),(d)
Series 2020-11A Class AR
3-month USD LIBOR + 1.130% Floor 1.130% 10/17/2034	2.174%	4,000,000	3,869,956
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Allegro CLO VII Ltd.(c),(d)
Series 2018-1A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 06/13/2031	2.144%	7,500,000	7,350,893
American Credit Acceptance Receivables Trust(c)
Series 2019-4 Class C
12/12/2025	2.690%	533,509	533,748
Subordinated Series 2020-4 Class C
12/14/2026	1.310%	2,830,000	2,789,882
Subordinated Series 2021-1 Class B
03/13/2025	0.610%	57,587	57,509
Subordinated Series 2021-3 Class B
02/13/2026	0.660%	2,430,000	2,388,671
Americredit Automobile Receivables Trust
Subordinated Series 2022-1 Class B
04/19/2027	2.770%	2,175,000	2,125,937
AmeriCredit Automobile Receivables Trust
Series 2019-2 Class B
07/18/2024	2.540%	4,298,973	4,303,404
Series 2020-1 Class D
12/18/2025	1.800%	950,000	921,745
Series 2020-2 Class D
03/18/2026	2.130%	500,000	486,026
Series 2021-2 Class B
01/19/2027	0.690%	2,380,000	2,275,422
Subordinated Series 2019-1 Class D
03/18/2025	3.620%	2,250,000	2,254,174
Subordinated Series 2019-3 Class D
09/18/2025	2.580%	1,450,000	1,431,633
Subordinated Series 2020-2 Class B
02/18/2026	0.970%	540,000	531,042
Subordinated Series 2021-2 Class C
01/19/2027	1.010%	2,905,000	2,749,845
Subordinated Series 2021-3 Class C
08/18/2027	1.410%	3,080,000	2,901,851
Anchorage Capital CLO Ltd.(c),(d)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.250% 10/13/2030	2.271%	5,250,000	5,197,763
Series 2016-8A Class AR2
3-month USD LIBOR + 1.200% Floor 1.200% 10/27/2034	2.425%	11,500,000	11,243,596
Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-21A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/20/2034	2.813%	10,000,000	9,693,760
Apidos CLO XXII(c),(d)
Series 2015-22A Class A1R
3-month USD LIBOR + 1.060% 04/20/2031	2.123%	6,400,000	6,300,166
Apidos CLO XXIV(c),(d)
Series 2016-24A
3-month USD LIBOR + 2.050% Floor 2.050% 10/20/2030	3.113%	2,900,000	2,748,620
Applebee’s Funding LLC/IHOP Funding LLC(c)
Series 2019-1A Class A2I
06/07/2049	4.194%	1,039,500	1,037,064
Series 2019-1A Class AII
06/07/2049	4.723%	495,000	467,164
Aqua Finance Trust(c)
Series 2020-AA Class A
07/17/2046	1.900%	1,001,122	972,730
Series 2021-A Class A
07/17/2046	1.540%	2,650,535	2,508,847
ArrowMark Colorado Holdings(c),(d)
Series 2017-6A Class A1
3-month USD LIBOR + 1.280% 07/15/2029	2.324%	2,156,696	2,132,608
Atrium XII(c),(d)
Series 2012A Class AR
3-month USD LIBOR + 0.830% 04/22/2027	1.966%	12,707,549	12,608,366
Avis Budget Rental Car Funding AESOP LLC(c)
Series 2017-2A Class A
03/20/2024	2.970%	750,000	749,467
Series 2020-1A Class A
08/20/2026	2.330%	115,000	110,160
Series 2020-2A Class A
02/20/2027	2.020%	1,600,000	1,488,600
Bain Capital Credit CLO Ltd.(c),(d)
Series 2019-3A Class AR
3-month USD LIBOR + 1.160% Floor 1.160% 10/21/2034	2.258%	17,250,000	16,706,470
Balboa Bay Loan Funding Ltd.(c),(d)
Series 2020-1A Class AR
3-month USD LIBOR + 1.120% Floor 1.120% 01/20/2032	2.183%	13,750,000	13,481,861
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barings CLO Ltd.(c),(d)
Series 2020-2A Class AR
3-month USD LIBOR + 1.010% Floor 1.010% 10/15/2033	2.054%	7,500,000	7,361,663
Series 2020-4A Class A
3-month USD LIBOR + 1.220% Floor 1.220% 01/20/2032	2.283%	6,500,000	6,400,219
Beacon Container Finance II LLC(c)
Series 2021-1A Class A
10/22/2046	2.250%	2,260,000	2,036,158
Benefit Street Partners CLO X Ltd.(c),(d)
Series 2016-10A Class BRR
3-month USD LIBOR + 2.150% Floor 2.150% 04/20/2034	3.213%	2,810,000	2,590,904
BlueMountain CLO XXVIII Ltd.(c),(d)
Series 2021-28A Class C
3-month USD LIBOR + 2.000% Floor 2.000% 04/15/2034	3.044%	1,300,000	1,192,984
BlueMountain CLO XXXI Ltd.(c),(d)
Series 2021-31A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 04/19/2034	2.444%	3,600,000	3,491,006
BlueMountain Fuji US CLO II Ltd.(c),(d)
Series 2017-2A Class A1AR
3-month USD LIBOR + 1.000% 10/20/2030	2.063%	11,500,000	11,359,757
Bojangles Issuer LLC(c)
Series 2020-1A Class A2
10/20/2050	3.832%	1,596,000	1,533,088
Canyon Capital CLO Ltd.(c),(d)
Series 2019-1A Class A1R
3-month USD LIBOR + 1.100% Floor 1.100% 04/15/2032	2.144%	17,500,000	17,213,770
CARDS II Trust(c)
Subordinated Series 2021-1A Class B
04/15/2027	0.931%	2,850,000	2,717,903
Carlyle Global Market Strategies CLO Ltd.(c),(d)
Series 2013-3A Class A1AR
3-month USD LIBOR + 1.100% Floor 1.100% 10/15/2030	2.144%	3,975,454	3,919,905
Series 2014-3RA Class A1A
3-month USD LIBOR + 1.050% 07/27/2031	2.275%	21,572,361	21,210,830

2	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle US CLO Ltd.(c),(d)
Series 2017-2A Class A2R
3-month USD LIBOR + 1.600% Floor 1.600% 07/20/2031	2.663%	2,100,000	2,029,595
Series 2020-1A Class BR
3-month USD LIBOR + 2.000% Floor 2.000% 07/20/2034	3.063%	1,250,000	1,168,854
Carmax Auto Owner Trust
Series 2019-2 Class C
02/18/2025	3.160%	3,270,000	3,271,405
Carvana Auto Receivables Trust
Series 2021-N2 Class B
03/10/2028	0.750%	832,438	809,270
Series 2021-P4 Class A3
01/11/2027	1.310%	6,320,000	6,099,440
Subordinated Series 2021-N4 Class C
09/11/2028	1.720%	1,795,000	1,739,162
Chancelight, Inc.(c),(d)
Series 2012-2 Class A
1-month USD LIBOR + 0.730% Floor 0.730% 04/25/2039	1.736%	459,378	457,896
CIFC Funding IV Ltd.(c),(d)
Series 2015-4A Class BR2
3-month USD LIBOR + 1.900% Floor 1.900% 04/20/2034	2.963%	6,300,000	5,852,681
CIFC Funding Ltd.(c),(d)
Series 2019-6A Class A2
3-month USD LIBOR + 1.750% Floor 1.750% 01/16/2033	2.794%	2,000,000	1,965,876
CIT Education Loan Trust(c),(d)
Series 2007-1 Class B
3-month USD LIBOR + 0.300% Floor 0.300% 06/25/2042	1.266%	485,698	453,080
CLI Funding VIII LLC(c)
Series 2022-1A Class A1
01/18/2047	2.720%	2,896,400	2,597,287
Commonbond Student Loan Trust(c)
Series 2018-CGS Class B
02/25/2046	4.250%	199,480	195,385
Series 2020-AGS Class A
08/25/2050	1.980%	1,239,086	1,191,773
Credit Acceptance Auto Loan Trust(c)
Series 2019-3A Class A
11/15/2028	2.380%	1,317,371	1,317,645
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-2A Class A
07/16/2029	1.370%	2,305,000	2,280,425
Series 2020-3A Class B
12/17/2029	1.770%	2,105,000	2,018,496
Series 2021-3A Class A
05/15/2030	1.000%	2,125,000	2,036,912
Series 2021-4 Class A
10/15/2030	1.260%	1,890,000	1,801,737
Crown Point CLO Ltd.(c),(d)
Series 2021-11A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 01/17/2034	1.366%	14,250,000	13,919,842
DB Master Finance LLC(c)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,196,875	1,172,216
Series 2019-1A Class A23
05/20/2049	4.352%	1,167,000	1,161,480
Series 2019-1A Class A2II
05/20/2049	4.021%	632,125	619,955
Subordinated Series 2021-1A Class A23
11/20/2051	2.791%	4,378,000	3,824,890
Diamond Resorts Owner Trust(c)
Series 2018-1 Class A
01/21/2031	3.700%	903,927	902,468
Domino’s Pizza Master Issuer LLC(c)
Series 2018-1A Class A2I
07/25/2048	4.116%	1,447,500	1,432,398
Series 2021-1A Class A2II
04/25/2051	3.151%	3,168,000	2,796,063
Donlen Fleet Lease Funding 2 LLC(c)
Series 2021-2 Class A2
12/11/2034	0.560%	3,727,062	3,651,629
Drive Auto Receivables Trust
Subordinated Series 2021-1 Class B
07/15/2025	0.650%	2,425,000	2,413,961
Subordinated Series 2021-2 Class B
12/15/2025	0.580%	3,255,000	3,184,260
Subordinated Series 2021-3 Class B
05/15/2026	1.110%	2,745,000	2,632,599
Driven Brands Funding LLC(c)
Series 2019-1A Class A2
04/20/2049	4.641%	1,741,500	1,729,296
Dryden 86 CLO Ltd.(c),(d)
Series 2020-86A Class CR
3-month USD LIBOR + 2.000% Floor 2.000% 07/17/2034	3.044%	3,000,000	2,793,177

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden CLO Ltd.(c),(d)
Series 2019-75A Class AR2
3-month USD LIBOR + 1.040% Floor 1.040% 04/15/2034	2.084%	4,000,000	3,861,192
Series 2019-75A Class CR2
3-month USD LIBOR + 1.800% Floor 1.800% 04/15/2034	2.844%	5,000,000	4,587,090
DT Auto Owner Trust(c)
Series 2019-2A Class C
02/18/2025	3.180%	201,916	202,012
Series 2020-2A Class C
03/16/2026	3.280%	1,055,000	1,052,101
Series 2021-1A Class B
09/15/2025	0.620%	60,000	59,034
Series 2021-2A Class B
01/15/2027	0.810%	1,795,000	1,751,125
Subordinated Series 2021-4A Class C
09/15/2027	1.500%	2,550,000	2,436,772
Subordinated Series 2022-2A Class B
01/15/2027	4.220%	4,445,000	4,432,878
Eaton Vance CLO Ltd.(c),(d)
Series 2019-1A Class AR
3-month USD LIBOR + 1.100% Floor 1.100% 04/15/2031	2.144%	4,670,000	4,573,943
Education Loan Asset-Backed Trust I(c),(d)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	1.806%	3,169,436	3,143,502
Educational Funding of the South, Inc.(d)
Series 2011-1 Class A2
3-month USD LIBOR + 0.650% Floor 0.650% 04/25/2035	1.834%	868,010	862,356
EFS Volunteer No. 2 LLC(c),(d)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% Floor 1.350% 03/25/2036	2.356%	1,496,352	1,502,869
ELFI Graduate Loan Program LLC(c)
Series 2019-A Class A
03/25/2044	2.540%	875,717	837,626
ELFI Graduate Loan Program LLC(a),(c)
Subordinated Series 2019-A Class B
03/25/2044	2.940%	486,565	476,952
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ellington CLO II Ltd.(c),(d)
Series 2017-2A Class A
3-month USD LIBOR + 1.700% Floor 1.700% 02/15/2029	3.111%	11,681,558	11,654,095
Elmwood CLO II Ltd.(c),(d)
Series 2019-2A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 04/20/2034	2.213%	27,250,000	26,491,469
Elmwood CLO VII Ltd.(c),(d)
Series 2020-4A Class A
3-month USD LIBOR + 1.390% Floor 1.390% 01/17/2034	2.434%	2,000,000	1,973,634
Exeter Automobile Receivables Trust(c)
Series 2020-2A Class C
05/15/2025	3.280%	1,269,318	1,274,003
Subordinated Series 2022-1A Class E
10/15/2029	5.020%	2,900,000	2,721,839
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class C
07/15/2025	1.320%	600,000	595,392
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	400,000	391,216
Subordinated Series 2021-1A Class B
02/18/2025	0.500%	1,162,646	1,159,192
Subordinated Series 2021-2A Class B
09/15/2025	0.570%	2,080,000	2,051,135
Subordinated Series 2021-3A Class B
01/15/2026	0.690%	2,640,000	2,586,139
Subordinated Series 2021-4 Class B
05/15/2026	1.050%	4,250,000	4,122,248
Flagship Credit Auto Trust(c)
Series 2020-2 Class C
04/15/2026	3.800%	235,000	235,494
Subordinated Series 2020-1 Class B
02/17/2025	2.050%	1,445,000	1,443,096
Subordinated Series 2020-4 Class C
02/16/2027	1.280%	585,000	568,083
Subordinated Series 2021-2 Class B
06/15/2027	0.930%	1,800,000	1,726,246
Subordinated Series 2021-3 Class B
07/15/2027	0.950%	1,325,000	1,251,518
Flatiron CLO 21 Ltd.(c),(d)
Series 2021-1A Class C
3-month USD LIBOR + 1.850% Floor 1.850% 07/19/2034	2.894%	2,000,000	1,818,096

4	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Owner Trust(c)
Series 2017-2 Class A
03/15/2029	2.360%	7,075,000	7,083,637
Series 2018-1 Class A
07/15/2031	3.190%	7,110,000	7,040,136
Series 2021-1 Class A
10/17/2033	1.370%	3,415,000	3,155,293
Subordinated Series 2021-2 Class C
05/15/2034	2.110%	3,900,000	3,625,315
Subordinated Series 2021-2 Class D
05/15/2034	2.600%	2,300,000	2,081,290
Foursight Capital Automobile Receivables Trust(c)
Series 2022-1 Class A3
12/15/2026	1.830%	2,405,000	2,322,385
Global SC Finance II SRL(c)
Series 2014-1A Class A2
07/17/2029	3.090%	826,494	810,832
GLS Auto Receivables Issuer Trust(c)
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	979,878	980,082
Subordinated Series 2020-4A Class C
11/17/2025	1.140%	1,540,000	1,511,429
Subordinated Series 2021-1A Class B
04/15/2025	0.820%	1,990,000	1,978,637
Subordinated Series 2021-3A Class B
11/17/2025	0.780%	2,060,000	1,993,427
Subordinated Series 2021-4A Class B
04/15/2026	1.530%	5,855,000	5,660,603
GM Financial Consumer Automobile Receivables Trust
Series 2020-2 Class A3
12/16/2024	1.490%	541,231	537,927
GMF Floorplan Owner Revolving Trust(c)
Series 2020-1 Class A
08/15/2025	0.680%	1,115,000	1,086,244
Goal Capital Funding Trust(d)
Series 2006-1 Class B
3-month USD LIBOR + 0.450% Floor 0.450% 08/25/2042	1.974%	603,300	552,630
GoodLeap Sustainable Home Solutions Trust(c)
Series 2021-3CS Class A
05/20/2048	2.100%	3,260,499	2,826,651
Greenwood Park CLO Ltd.(c),(d)
Series 2018-1A Class A2
3-month USD LIBOR + 1.010% Floor 1.010% 04/15/2031	2.054%	15,000,000	14,700,525
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Greywolf CLO III Ltd.(c),(d)
Series 2020-3RA Class A1R
3-month USD LIBOR + 1.290% Floor 1.290% 04/15/2033	2.455%	6,500,000	6,419,517
Greywolf CLO VII Ltd.(c),(d)
Series 2018-2A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 10/20/2031	2.243%	6,250,000	6,166,738
Helios Issuer LLC(c)
Series 2020-AA Class A
06/20/2047	2.980%	1,102,849	1,029,549
Henderson Receivables LLC(c)
Series 2013-3A Class A
01/17/2073	4.080%	1,623,801	1,588,190
Series 2014-2A Class A
01/17/2073	3.610%	2,055,338	2,015,346
HPS Loan Management Ltd.(c),(d)
Series 2010-A16 Class A1RR
3-month USD LIBOR + 1.140% Floor 1.140% 04/20/2034	2.203%	9,750,000	9,469,600
Series 2021-16A Class A1
3-month USD LIBOR + 1.140% Floor 1.140% 01/23/2035	2.324%	7,300,000	7,058,954
ICG US CLO Ltd.(c),(d)
Series 2014-3A Class A1RR
3-month USD LIBOR + 1.030% 04/25/2031	2.214%	7,232,319	7,089,647
JG Wentworth XLIII LLC(c)
Series 2019-1A Class A
08/17/2071	3.820%	1,046,503	1,018,500
JPMorgan Chase Bank NA(c)
Series 2021-3 Class E
02/26/2029	2.102%	619,781	602,988
Subordinated Series 2021-1 Class D
09/25/2028	1.174%	604,755	587,955
Subordinated Series 2021-2 Class D
12/26/2028	1.138%	1,309,052	1,271,811
Kayne CLO Ltd.(c),(d)
Series 2019-6A Class A2
3-month USD LIBOR + 1.850% Floor 1.850% 01/20/2033	2.913%	1,500,000	1,468,775
Kayne Ltd.(c),(d)
Series 2018-1A Class CR
3-month USD LIBOR + 1.750% Floor 1.750% 07/15/2031	2.794%	1,820,000	1,725,174

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-10A Class C
3-month USD LIBOR + 1.750% Floor 1.750% 04/23/2034	2.934%	1,600,000	1,473,978
KKR CLO Ltd.(c),(d)
Series 2032A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 01/15/2032	2.364%	17,000,000	16,804,925
Lending Funding Trust(c)
Series 2020-2A Class A
04/21/2031	2.320%	700,000	647,878
Lendmark Funding Trust(c)
Series 2019-1A Class A
12/20/2027	3.000%	3,800,000	3,776,500
Series 2019-2A Class A
04/20/2028	2.780%	2,000,000	1,972,714
Series 2021-1A Class A
11/20/2031	1.900%	5,000,000	4,476,991
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	200,000	171,157
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	100,000	84,876
loanDepot GMSR Master Trust(c),(d)
Series 2018-GT1 Class A
1-month USD LIBOR + 2.800% Floor 2.800% 10/16/2023	3.675%	1,300,000	1,295,065
Loanpal Solar Loan Ltd.(c)
Series 2020-2GF Class A
07/20/2047	2.750%	1,558,086	1,417,477
Logan CLO I Ltd.(c),(d)
Series 2021-1A Class A
3-month USD LIBOR + 1.160% Floor 1.160% 07/20/2034	2.223%	15,000,000	14,648,070
Madison Park Funding LIX Ltd.(c),(d)
Series 2021-59A Class A
3-month USD LIBOR + 1.140% Floor 1.140% 01/18/2034	1.385%	12,500,000	12,296,937
Madison Park Funding XLVIII Ltd.(c),(d)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	2.194%	6,500,000	6,389,981
Series 2021-48A Class C
3-month USD LIBOR + 2.000% Floor 2.000% 04/19/2033	3.044%	1,520,000	1,444,397
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXI Ltd.(c),(d)
Series 2016-21A Class AARR
3-month USD LIBOR + 1.080% Floor 1.080% 10/15/2032	2.124%	17,000,000	16,700,273
Series 2016-21A Class ABRR
3-month USD LIBOR + 1.400% Floor 1.400% 10/15/2032	2.444%	1,750,000	1,640,186
Madison Park Funding XXXVIII Ltd.(c),(d)
Series 2021-38A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 07/17/2034	2.164%	15,000,000	14,609,565
Magnetite XVII Ltd.(c),(d)
Series 2016-17A Class AR
3-month USD LIBOR + 1.100% 07/20/2031	2.163%	1,050,000	1,032,345
Marathon CLO Ltd.(c),(d)
Series 2020-15A Class A1S
3-month USD LIBOR + 1.700% Floor 1.700% 11/15/2031	3.111%	20,500,000	20,200,515
Mariner Finance Issuance Trust(c)
Series 2019-AA Class A
07/20/2032	2.960%	1,300,000	1,298,032
Series 2020-AA Class A
08/21/2034	2.190%	1,000,000	957,342
Marlette Funding Trust(c)
Series 2021-1A Class C
06/16/2031	1.410%	700,000	675,910
Series 2021-3A Class A
12/15/2031	0.650%	2,178,727	2,147,796
Subordinated Series 2018-4A Class C
12/15/2028	4.910%	404,475	403,849
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	1,725,307	1,713,691
Merlin Aviation Holdings DAC(c)
Series 2016-1 Class A
12/15/2032	4.500%	722,819	565,902
MF1 Ltd.(c),(d)
Series 2021-FL6 Class D
1-month USD LIBOR + 2.550% Floor 2.550% 07/16/2036	3.486%	7,000,000	6,637,726
Series 2022-FL8 Class A
30-day Average SOFR + 1.350% Floor 1.350% 02/19/2037	1.617%	3,450,000	3,405,595

6	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MidOcean Credit CLO VIII(c),(d)
Series 2018-8A Class B
3-month USD LIBOR + 1.650% 02/20/2031	3.128%	6,600,000	6,331,109
Mid-State Capital Corp. Trust(c)
Series 2006-1 Class A
10/15/2040	5.787%	668,784	675,020
Mill City Solar Loan Ltd.(c)
Series 2019-1A Class A
03/20/2043	4.340%	1,142,669	1,129,295
Series 2019-2GS Class A
07/20/2043	3.690%	1,210,056	1,153,093
Mosaic Solar Loan Trust(c)
Series 2018-1A Class A
06/22/2043	4.010%	597,758	583,790
Series 2019-1A Class A
12/21/2043	4.370%	1,241,781	1,203,509
Series 2020-2A Class A
08/20/2046	1.440%	2,201,969	2,002,809
Series 2021-2A Class B
04/22/2047	2.090%	1,130,306	1,009,840
Subordinated Series 2018-2GS Class B
02/22/2044	4.740%	1,456,482	1,425,289
Subordinated Series 2020-2A Class B
08/20/2046	2.210%	1,404,154	1,273,857
Mosaic Solar Loans LLC(c)
Series 2017-2A Class A
06/22/2043	3.820%	635,432	613,672
Navient Private Education Refi Loan Trust(c)
Series 2020-BA Class A2
01/15/2069	2.120%	1,401,905	1,374,265
Series 2020-DA Class A
05/15/2069	1.690%	1,011,697	968,547
Series 2020-FA Class A
07/15/2069	1.220%	931,572	890,869
Series 2020-GA Class A
09/16/2069	1.170%	1,744,847	1,649,063
Series 2020-HA Class A
01/15/2069	1.310%	937,571	886,221
Series 2021-A Class A
05/15/2069	0.840%	892,289	828,368
Navient Student Loan Trust(d)
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	1.288%	4,462,830	4,428,542
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	1.288%	1,919,724	1,905,920
Nelnet Student Loan Trust(c),(d)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	1.956%	4,210,000	4,146,342
Neuberger Berman CLO XVII Ltd.(c),(d)
Series 2014-17A Class CR2
3-month USD LIBOR + 2.000% Floor 2.000% 04/22/2029	3.136%	2,000,000	1,923,950
Neuberger Berman Loan Advisers CLO Ltd.(c),(d)
Series 2019-33A Class CR
3-month USD LIBOR + 1.900% Floor 1.900% 10/16/2033	2.944%	2,000,000	1,901,758
Series 2021-40A Class C
3-month USD LIBOR + 1.750% Floor 1.750% 04/16/2033	2.794%	4,650,000	4,357,348
New Economy Assets Phase 1 Sponsor LLC(c)
Series 2021-1 Class A1
10/20/2061	1.910%	5,030,000	4,486,773
NextGear Floorplan Master Owner Trust(c)
Subordinated Series 2020-1A Class A2
02/18/2025	1.550%	2,515,000	2,487,092
OCP CLO Ltd.(c),(d)
Series 2020-18A Class CR
3-month USD LIBOR + 1.950% Floor 1.950% 07/20/2032	3.013%	500,000	471,419
Octagon Investment Partners 32 Ltd.(c),(d)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.200% Floor 1.200% 07/15/2029	2.244%	7,400,000	7,223,392
Octagon Investment Partners 46 Ltd.(c),(d)
Series 2020-2A Class AR
3-month USD LIBOR + 1.160% Floor 1.160% 07/15/2036	2.204%	7,900,000	7,629,346
OHA Credit Funding Ltd.(c),(d)
Series 2021-8A Class C
3-month USD LIBOR + 1.900% Floor 1.900% 01/18/2034	2.944%	1,350,000	1,254,960

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Partners VII Ltd.(c),(d)
Series 2012-7A Class CR3
3-month USD LIBOR + 1.800% Floor 1.800% 02/20/2034	2.280%	5,000,000	4,627,645
OneMain Direct Auto Receivables Trust(c)
Series 2019-1A Class A
09/14/2027	3.630%	6,900,000	6,799,093
Subordinated Series 2019-1A Class B
11/14/2028	3.950%	1,500,000	1,509,573
Subordinated Series 2019-1A Class D
04/14/2031	4.680%	2,900,000	2,882,658
Subordinated Series 2021-1A Class C
07/14/2028	1.420%	7,367,000	6,861,681
Subordinated Series 2021-1A Class D
11/14/2030	1.620%	900,000	834,566
OneMain Financial Issuance Trust(c)
Series 2018-1A Class A
03/14/2029	3.300%	371,177	371,059
Series 2020-2A Class A
09/14/2035	1.750%	2,700,000	2,454,700
Series 2022-S1 Class A
05/14/2035	4.130%	7,275,000	7,217,738
Oscar US Funding XII LLC(c)
Series 2021-1A Class A4
04/10/2028	1.000%	2,050,000	1,905,480
OZLM Funding IV Ltd.(c),(d)
Series 2013-4A
3-month USD LIBOR + 1.250% Floor 1.250% 10/22/2030	2.386%	13,736,345	13,566,302
Pagaya AI Debt Trust(c)
Series 2022-1 Class A
10/15/2029	2.030%	2,583,517	2,507,604
Palmer Square CLO Ltd.(c),(d)
Series 2014-1A Class A1R2
3-month USD LIBOR + 1.130% Floor 1.130% 01/17/2031	2.174%	8,000,000	7,931,960
Series 2020-3A Class BR
3-month USD LIBOR + 1.950% Floor 1.950% 11/15/2031	3.361%	2,000,000	1,898,254
Park Avenue Institutional Advisers CLO Ltd.(c),(d)
Series 2017-1A Class A1R
3-month USD LIBOR + 1.240% Floor 1.240% 02/14/2034	2.651%	5,000,000	4,862,775
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 10/15/2034	2.224%	15,000,000	14,535,960
PFP Ltd.(c),(d)
Series 2019-6 Class A
1-month USD LIBOR + 1.050% Floor 1.050% 04/14/2037	1.925%	380,795	373,969
Planet Fitness Master Issuer LLC(c)
Series 2018-1A Class A2II
09/05/2048	4.666%	3,888,950	3,844,823
Prestige Auto Receivables Trust(c)
Subordinated Series 2021-1A Class C
02/15/2028	1.530%	2,525,000	2,394,503
Primose Funding LLC(c)
Series 2019-1A Class A2
07/30/2049	4.475%	1,462,500	1,401,388
Regional Management Issuance Trust(c)
Series 2022-1 Class A
03/15/2032	3.070%	2,800,000	2,719,422
Rockford Tower CLO Ltd.(c),(d)
Series 2021-1A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 07/20/2034	2.713%	7,900,000	7,472,800
Series 2021-3A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/20/2034	2.813%	10,000,000	9,557,530
Santander Bank Auto Credit-Linked Notes(b),(c)
Subordinated Series 2022-A Class C
05/15/2032	7.375%	1,700,000	1,698,369
Santander Consumer Auto Receivables Trust(c)
Series 2020-AA Class C
02/17/2026	3.710%	1,310,000	1,313,079
Santander Drive Auto Receivables Trust
Series 2019-3 Class C
10/15/2025	2.490%	77,702	77,722
Series 2020-2 Class D
09/15/2026	2.220%	700,000	688,713
Series 2021-2 Class C
06/15/2026	0.900%	2,845,000	2,789,717
Subordinated Series 2018-2 Class D
02/15/2024	3.880%	380,908	381,069
Subordinated Series 2019-2 Class C
10/15/2024	2.900%	125,082	125,136
Subordinated Series 2020-2 Class C
09/15/2025	1.460%	2,113,463	2,107,313

8	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	2,900,000	2,829,493
Subordinated Series 2020-4 Class C
01/15/2026	1.010%	2,425,000	2,392,020
Subordinated Series 2020-4 Class D
01/15/2027	1.480%	1,800,000	1,747,206
Subordinated Series 2021-3 Class C
09/15/2027	0.950%	3,765,000	3,608,401
Subordinated Series 2021-4 Class B
06/15/2026	0.880%	5,155,000	4,963,123
Subordinated Series 2022-1 Class B
08/17/2026	2.360%	4,005,000	3,914,704
Subordinated Series 2022-3 Class B
08/16/2027	4.130%	3,710,000	3,697,541
SCF Equipment Leasing LLC(c)
Series 2022-1A Class A3
07/20/2029	2.920%	2,440,000	2,377,489
Shackleton VR CLO Ltd.(c),(d)
Series 2014-5RA Class A
3-month USD LIBOR + 1.100% Floor 1.100% 05/07/2031	2.471%	11,000,000	10,821,745
Sixth Street CLO XVI Ltd.(c),(d)
Series 2020-16A Class A1A
3-month USD LIBOR + 1.320% Floor 1.320% 10/20/2032	2.383%	25,250,000	25,072,290
S-Jets Ltd.(c)
Series 2017-1 Class A
08/15/2042	3.970%	1,533,753	1,368,890
SLM Student Loan Trust(d)
Series 2008-2 Class A3
3-month USD LIBOR + 0.750% Floor 0.750% 04/25/2023	1.934%	2,991,501	2,911,581
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	2.384%	1,165,000	941,972
Series 2008-3 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 04/26/2083	2.384%	1,165,000	1,021,556
Series 2008-4 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 04/25/2073	3.034%	1,165,000	1,101,710
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	3.034%	4,060,000	4,018,086
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% Floor 1.100% 07/25/2023	2.284%	4,286,098	4,184,395
Series 2008-6 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	3.034%	1,165,000	1,102,028
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	3.034%	1,165,000	1,110,978
Series 2008-8 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2075	3.434%	1,165,000	1,142,260
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	3.434%	1,165,000	1,117,297
Series 2012-2 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 01/25/2029	1.368%	5,100,769	4,885,127
Series 2012-7 Class A3
1-month USD LIBOR + 0.650% Floor 0.650% 05/26/2026	1.656%	2,471,188	2,439,846
SMB Private Education Loan Trust(c)
Series 2020-PTA Class A2A
09/15/2054	1.600%	2,999,072	2,765,055
SoFi Consumer Loan Program Trust(c)
Subordinated Series 2019-1 Class D
02/25/2028	4.420%	4,000,000	4,007,022
Subordinated Series 2019-2 Class D
04/25/2028	4.200%	3,000,000	3,006,605
Subordinated Series 2019-4 Class D
08/25/2028	3.480%	350,000	349,278
SoFi Professional Loan Program LLC(c)
Series 2016-B Class A2B
10/25/2032	2.740%	112,111	112,083
Series 2016-C Class A2B
12/27/2032	2.360%	48,534	48,468
Series 2017-A Class A2B
03/26/2040	2.400%	70,177	70,093

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-D Class A2FX
09/25/2040	2.650%	341,307	338,169
Series 2017-E Class A2B
11/26/2040	2.720%	32,665	32,617
Series 2018-A Class A2B
02/25/2042	2.950%	108,941	107,736
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,409,096
Subordinated Series 2018-B Class BFX
08/25/2047	3.830%	2,700,000	2,632,579
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,393,138
SoFi Professional Loan Program LLC(c),(d)
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	1.956%	50,791	50,608
SoFi Professional Loan Program Trust(c)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	2,075,400
Sonic Capital LLC(c)
Series 2020-1A Class A2I
01/20/2050	3.845%	1,866,750	1,799,980
Sound Point CLO II Ltd.(c),(d)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.070% 01/26/2031	2.284%	6,000,000	5,903,832
Sunnova Sol II Issuer LLC(c)
Series 2020-2A Class A
11/01/2055	2.730%	2,895,744	2,529,106
Sunnova Sol III Issuer LLC(c)
Series 2021-1 Class A
04/28/2056	2.580%	2,554,226	2,218,198
Sunrun Athena Issuer LLC(c)
Series 2018-1 Class A
04/30/2049	5.310%	1,840,310	1,809,464
Sunrun Callisto Issuer LLC(c)
Series 2019-1A Class A
06/30/2054	3.980%	1,533,855	1,464,289
Synchrony Credit Card Master Note Trust
Series 2017-2 Class A
10/15/2025	2.620%	5,400,000	5,413,402
Taco Bell Funding LLC(c)
Series 2021-1A Class A2I
08/25/2051	1.946%	2,487,500	2,216,029
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TCI-Flatiron CLO Ltd.(c),(d)
Series 2018-1A Class CR
3-month USD LIBOR + 1.750% Floor 1.750% 01/29/2032	2.989%	2,300,000	2,143,890
TCW CLO Ltd.(c),(d)
Series 2017-1A Class A1RR
3-month USD LIBOR + 1.180% Floor 1.180% 10/29/2034	2.419%	6,750,000	6,589,249
Series 2017-1A Class BRR
3-month USD LIBOR + 1.700% Floor 1.700% 10/29/2034	2.939%	6,500,000	6,235,041
Series 2021-1A Class C
3-month USD LIBOR + 1.900% Floor 1.900% 03/18/2034	2.963%	3,150,000	2,914,695
Telos CLO Ltd.(c),(d)
Series 2013-4A Class AR
3-month USD LIBOR + 1.240% Floor 1.240% 01/17/2030	2.284%	12,739,815	12,585,931
Textainer Marine Containers VII Ltd.(c)
Series 2021-2A Class A
04/20/2046	2.230%	4,018,672	3,694,057
THL Credit Wind River CLO Ltd.(c),(d)
Series 2019-1A Class AR
3-month USD LIBOR + 1.160% Floor 1.160% 07/20/2034	2.223%	10,000,000	9,701,790
TIAA CLO I Ltd.(c),(d)
Series 2016-1A Class AR
3-month USD LIBOR + 1.200% Floor 1.200% 07/20/2031	2.263%	6,750,000	6,630,748
Toyota Auto Loan Extended Note Trust(c)
Series 2020-1A Class A
05/25/2033	1.350%	1,405,000	1,314,663
Trafigura Securitisation Finance PLC(c)
Subordinated Series 2021-1A Class B
01/15/2025	1.780%	1,550,000	1,469,341
Tralee CLO VI Ltd.(c),(d)
Series 2019-6A Class A1R
3-month USD LIBOR + 1.170% Floor 1.170% 10/25/2032	2.354%	25,000,000	24,368,625
Tralee CLO VII Ltd(c),(d)
Series 2021-7A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 04/25/2034	2.504%	9,250,000	9,029,276

10	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trestles CLO V LTD.(c),(d)
Series 2021-5A Class B1
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2034	2.713%	6,800,000	6,455,043
Trinitas CLO VII Ltd.(c),(d)
Series 2017-7A Class A1R
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2035	2.384%	4,000,000	3,821,196
Triton Container Finance VIII LLC(c)
Series 2021-1A Class A
03/20/2046	1.860%	2,882,667	2,522,612
United Auto Credit Securitization Trust(c)
Series 2022-1 Class B
03/10/2025	2.100%	1,205,000	1,187,401
Venture CLO Ltd.(c),(d)
Series 2017-28AA Class A1R
3-month USD LIBOR + 1.210% Floor 1.210% 10/20/2034	2.273%	12,500,000	12,137,150
Venture XXVII CLO Ltd.(c),(d)
Series 2017-27A Class CR
3-month USD LIBOR + 2.300% 07/20/2030	3.363%	4,100,000	3,950,448
Voya CLO Ltd.(c),(d)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% Floor 1.210% 10/15/2030	2.254%	7,469,179	7,395,719
Series 2016-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.007% 01/20/2031	2.133%	10,000,000	9,832,960
Wachovia Student Loan Trust(c),(d)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	1.354%	5,577,973	5,377,495
Wellfleet CLO Ltd.(c),(d)
Series 2019-1A Class A1R
3-month USD LIBOR + 1.120% Floor 1.120% 07/20/2032	1.374%	15,000,000	14,631,510
Wendy’s Funding LLC(c)
Series 2018-1A Class A2II
03/15/2048	3.884%	957,500	916,144
Series 2019-1A Class A2I
06/15/2049	3.783%	3,165,375	3,080,674
Series 2021-1A Class A2II
06/15/2051	2.775%	2,282,750	1,926,692
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(c)
Series 2020-2A Class B
07/15/2025	1.320%	1,713,819	1,714,007
Series 2020-2A Class C
07/15/2025	2.010%	1,280,000	1,268,617
Series 2021-2A Class C
07/15/2026	0.890%	1,650,000	1,578,605
Subordinated Series 2020-3A Class C
11/17/2025	1.240%	210,000	205,240
Subordinated Series 2021-1A Class B
03/16/2026	0.640%	4,960,000	4,858,783
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	2,170,000	2,102,649
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	6,225,000	5,963,420
Wind River CLO Ltd.(c),(d)
Series 2016-1A Class A1R2
3-month USD LIBOR + 1.210% Floor 1.210% 10/15/2034	2.254%	4,250,000	4,122,798
World Omni Select Auto Trust
Series 2020-A Class A3
07/15/2025	0.550%	1,600,848	1,589,851
Subordinated Series 2021-A Class B
08/16/2027	0.850%	2,170,000	2,043,737
York CLO-4 Ltd.(c),(d)
Series 2016-2A Class A1R
3-month USD LIBOR + 1.090% 04/20/2032	2.153%	10,500,000	10,289,464
Zais CLO 7 Ltd.(c),(d)
Series 2017-2A Class A
3-month USD LIBOR + 1.290% 04/15/2030	2.334%	3,909,182	3,853,093
Zais CLO 8 Ltd.(c),(d)
Series 2018-1A Class A
3-month USD LIBOR + 0.950% 04/15/2029	1.994%	3,171,636	3,142,886
Zais CLO 9 Ltd.(c),(d)
Series 2018-2A Class A
3-month USD LIBOR + 1.200% Floor 1.200% 07/20/2031	2.263%	12,613,399	12,326,079
Zaxby’s Funding LLC(c)
Series 2021-1A Class A2
07/30/2051	3.238%	5,607,625	4,938,644
Total Asset-Backed Securities — Non-Agency (Cost $1,234,696,040)			1,198,666,796

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Agency 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily ML Certificates(a),(e)
Series 2021-ML08 Class XUS
07/25/2037	1.861%	7,861,463	1,250,130
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(a),(e)
CMO Series K028 Class X1
02/25/2023	0.218%	109,923,001	129,149
CMO Series K055 Class X1
03/25/2026	1.351%	2,029,021	87,288
CMO Series K057 Class X1
07/25/2026	1.172%	2,375,298	94,233
CMO Series K059 Class X1
09/25/2026	0.306%	7,105,910	78,093
CMO Series K060 Class X1
10/25/2026	0.071%	25,872,825	95,636
CMO Series K152 Class X1
01/25/2031	0.957%	4,092,121	251,676
Series 20K129 Class X1 (FHLMC)
05/25/2031	1.050%	12,809,201	926,053
Series 20K141 Class X1 (FHLMC)
02/25/2032	0.305%	7,249,918	190,982
Series 20K142 Class X1 (FHLMC)
12/25/2031	0.297%	17,584,380	446,965
Series 20K143 Class X1 (FHLMC)
03/25/2032	0.342%	7,949,483	233,171
Series 20K144 Class X1 (FHLMC)
04/25/2032	0.435%	10,400,000	297,780
Series K069 Class X1
09/25/2027	0.351%	36,865,997	620,171
Series K091 Class X1
03/25/2029	0.557%	39,670,003	1,305,663
Series K095 Class X1
06/25/2029	0.950%	75,299,739	4,171,568
Series K106 Class X1
01/25/2030	1.354%	99,676,802	8,290,309
Series K108 Class X1
03/25/2030	1.690%	2,259,033	242,880
Series K-1516 Class X1
05/25/2035	1.511%	1,194,366	169,132
Series K-1517 Class X1
07/25/2035	1.330%	6,788,767	859,459
Series K1521 Class X1
08/25/2036	0.981%	8,602,147	837,235
Series K728 Class X1
08/25/2024	0.384%	257,071,219	1,876,646
Series K729 Class X1
10/25/2024	0.343%	162,588,272	1,066,969
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K735 Class X1
05/25/2026	0.957%	12,801,385	405,817
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	6,137,000	5,996,847
Series K074 Class A2
01/25/2028	3.600%	8,660,000	8,800,197
Series K155 Class A3
04/25/2033	3.750%	6,935,000	7,033,251
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(a)
Series K157 Class A3
08/25/2033	3.990%	11,850,000	12,134,579
Federal National Mortgage Association
11/01/2031	3.400%	1,500,000	1,468,709
09/01/2033	1.820%	6,595,000	5,526,626
03/01/2035	2.510%	3,000,000	2,633,724
04/01/2040	2.455%	3,495,000	2,811,005
Federal National Mortgage Association(a),(e)
Series 2020-M43 Class X1
08/25/2034	2.102%	41,238,805	4,936,545
Government National Mortgage Association(a),(e)
CMO Series 2011-38 Class IO
04/16/2053	0.530%	1,399,653	12,661
CMO Series 2013-162 Class IO
09/16/2046	0.150%	21,972,742	133,526
CMO Series 2014-134 Class IA
01/16/2055	0.233%	14,156,938	86,738
CMO Series 2015-101 Class IO
03/16/2052	0.320%	3,948,929	64,174
CMO Series 2015-114
03/15/2057	0.375%	1,539,239	29,534
CMO Series 2015-120 Class IO
03/16/2057	0.698%	7,867,835	197,568
CMO Series 2015-125 Class IB
01/16/2055	1.121%	15,826,690	482,910
CMO Series 2015-125 Class IO
07/16/2055	0.658%	19,396,266	388,325
CMO Series 2015-146 Class IC
07/16/2055	0.597%	10,757,827	179,108
CMO Series 2015-171 Class IO
11/16/2055	0.809%	6,218,320	209,141
CMO Series 2015-174 Class IO
11/16/2055	0.421%	8,596,162	194,443
CMO Series 2015-21 Class IO
07/16/2056	0.794%	4,748,046	151,158
CMO Series 2015-29 Class EI
09/16/2049	0.723%	7,253,724	170,827

12	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-41 Class IO
09/16/2056	0.308%	1,439,553	25,167
CMO Series 2015-6 Class IO
02/16/2051	0.502%	2,207,503	29,511
CMO Series 2015-70 Class IO
12/16/2049	0.588%	6,632,826	151,246
CMO Series 2016-39 Class IO
01/16/2056	0.746%	3,732,123	117,507
CMO Series 2022-17 Class IO
06/16/2064	0.802%	6,455,350	465,611
CMO Series 2022-4 Class IO
03/16/2064	0.873%	16,308,585	1,251,764
CMO Series 2022-43 Class IO
09/16/2061	0.741%	13,189,224	886,528
Series 2014-101 Class IO
04/16/2056	0.649%	11,278,396	216,350
Series 2016-152 Class IO
08/15/2058	0.732%	12,291,222	488,523
Series 2017-168 Class IO
12/16/2059	0.588%	17,309,227	699,944
Series 2018-110 Class IA
11/16/2059	0.655%	23,580,401	1,042,876
Series 2018-2 Class IO
12/16/2059	0.706%	7,651,707	390,141
Series 2020-108 Class IO
06/16/2062	0.842%	9,130,204	603,845
Series 2021-106 Class IO
04/16/2063	0.855%	9,855,898	745,662
Series 2021-132 Class BI
04/16/2063	0.916%	12,910,785	979,655
Series 2021-133 Class IO
07/16/2063	0.879%	12,222,490	938,116
Series 2021-144 Class IO
04/16/2063	0.812%	12,326,779	882,410
Series 2021-145 Class IO
07/16/2061	0.772%	2,591,439	181,049
Series 2021-151 Class IO
04/16/2063	0.916%	10,965,890	883,703
Series 2021-163 Class IO
03/16/2064	0.796%	11,558,945	849,655
Series 2021-186 Class IO
05/16/2063	0.768%	12,967,117	884,575
Series 2021-52 Class IO
04/16/2063	0.718%	10,733,460	707,189
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	0.788%	215,311	214,030
Wells Fargo Commercial Mortgage Trust
Series 2022-C62 Class A4
04/15/2055	4.000%	5,330,000	5,205,644
Total Commercial Mortgage-Backed Securities - Agency (Cost $121,954,117)			96,409,302

Commercial Mortgage-Backed Securities - Non-Agency 6.2%

Arbor Multifamily Mortgage Securities Trust(c)
Series 2021-MF2 Class A4
06/15/2054	2.252%	18,000,000	15,502,993
Arbor Realty Commercial Real Estate Notes Ltd.(c),(d)
Series 2022-FL1 Class A
30-day Average SOFR + 1.450% Floor 1.450% 01/15/2037	1.849%	7,100,000	6,999,548
BAMLL Commercial Mortgage Securities Trust(c)
Series 2019-BPR Class AM
11/05/2032	3.287%	6,325,000	6,103,114
Banc of America Merrill Lynch Commercial Mortgage, Inc.(a),(e)
Series 2019-BN18 Class XA
05/15/2062	0.896%	59,814,527	2,987,006
BANK(a),(e)
Series 2017-BNK8 Class XA
11/15/2050	0.723%	32,035,835	1,017,263
BANK(a)
Series 2021-BN37 Class A5
11/15/2064	2.618%	5,605,000	4,967,842
Series 2022-BNK40 Class A4
03/15/2064	3.394%	2,945,000	2,793,383
BANK(c)
Subordinated Series 2017-BNK6 Class D
07/15/2060	3.100%	2,380,000	1,961,961
BBCMS Mortgage Trust(c)
Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	12,205,192
Subordinated Series 2016-ETC Class B
08/14/2036	3.189%	900,000	795,766
Subordinated Series 2016-ETC Class C
08/14/2036	3.391%	770,000	657,688
BBCMS Mortgage Trust(a),(e)
Series 2018-C2 Class XA
12/15/2051	0.762%	61,149,557	2,441,280

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Mortgage Trust(c),(d)
Series 2020-BID Class A
1-month USD LIBOR + 2.140% Floor 1.840% 10/15/2037	3.015%	3,850,000	3,803,599
BBCMS Mortgage Trust
Series 2021-C12 Class A5
11/15/2054	2.689%	5,580,000	4,966,509
BBCMS Mortgage Trust(a),(c)
Subordinated Series 2016-ETC Class D
08/14/2036	3.609%	2,790,000	2,312,428
BB-UBS Trust(c)
Series 2012-TFT Class A
06/05/2030	2.892%	2,616,427	2,566,621
Benchmark Mortgage Trust(a),(e)
03/15/2053	1.418%	25,343,172	1,736,590
Series 2019-B10 Class XA
03/15/2062	1.224%	29,827,395	1,804,068
Series 2020-B20 Class XA
10/15/2053	1.621%	14,534,500	1,289,181
Benchmark Mortgage Trust
Series 2021-B26 Class A4
06/15/2054	2.295%	10,600,000	9,382,089
Series 2021-B31 Class A5
12/15/2054	2.669%	4,440,000	3,943,011
BMD2 Re-Remic Trust(c),(f)
Series 2019-FRR1 Class 3AB
05/25/2052	0.000%	2,821,000	1,992,235
Subordinated Series 2019-FRR1 Class 2C
05/25/2052	0.000%	14,258,000	11,721,910
BPR Trust(c),(d)
Series 2021-NRD Class A
1-month USD LIBOR + 1.525% Floor 1.525% 12/15/2023	2.321%	3,045,000	2,911,249
Series 2022-OANA Class A
1-month Term SOFR + 1.898% Floor 1.898% 04/15/2037	2.680%	2,300,000	2,239,206
BWAY Mortgage Trust(c)
Series 2015-1740 Class A
01/10/2035	2.917%	6,850,000	6,353,433
BX Commercial Mortgage Trust(c),(d)
Series 2020-VKNG Class A
1-month USD LIBOR + 0.930% Floor 0.930% 10/15/2037	1.805%	7,259,976	7,070,035
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-IRON Class E
1-month USD LIBOR + 2.350% Floor 2.350% 02/15/2038	3.225%	4,000,000	3,850,330
Subordinated Series 2021-SOAR Class F
1-month USD LIBOR + 2.350% Floor 2.350% 06/15/2038	3.225%	10,000,000	9,351,197
BX Commercial Mortgage Trust(b),(c),(d)
Series 2022-CSMO Class A
SOFR + 2.150% 06/15/2027	2.930%	5,918,000	5,895,304
Series 2022-CSMO Class B
SOFR + 3.050% 06/15/2027	3.830%	3,490,000	3,473,267
BX Trust(c)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,115,000	1,008,656
BX Trust(c),(d)
Subordinated Series 2022-VAMF Class E
1-month USD LIBOR + 2.700% Floor 2.700% 01/15/2039	3.482%	5,000,000	4,725,481
BXHPP Trust(c),(d)
Series 2021-FILM Class A
1-month USD LIBOR + 0.650% Floor 0.650% 08/15/2036	1.525%	7,000,000	6,653,348
CALI Mortgage Trust(c)
Series 2019-101C Class A
03/10/2039	3.957%	2,380,000	2,293,975
CAMB Commercial Mortgage Trust(c)
Series 2021-CX2 Class A
11/10/2046	2.700%	7,200,000	6,201,027
Cantor Commercial Real Estate Lending(a),(e)
Series 2019-CF2 Class XA
11/15/2052	1.194%	44,422,680	2,817,851
Cantor Commercial Real Estate Lending
Series 2019-CF3 Class A3
01/15/2053	2.752%	16,100,000	14,673,336
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	14,750,906	13,979,984
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	19,123,114
CD Mortgage Trust(a),(e)
Series 2019-CD8 Class XA
08/15/2057	1.407%	46,874,156	3,749,633

14	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	5,712,277
CFCRE Commercial Mortgage Trust(a),(e)
Series 2016-C4 Class XA
05/10/2058	1.625%	56,667,176	2,767,925
Citigroup Commercial Mortgage Trust
Series 2015-GC35 Class A3
11/10/2048	3.549%	10,000,000	9,803,108
Series 2019-C7 Class A4
12/15/2072	3.102%	3,985,000	3,702,098
Series 2019-GC43 Class A3
11/10/2052	2.782%	10,000,000	9,116,287
Citigroup Commercial Mortgage Trust(a),(c)
Subordinated Series 2016-C2 Class E
08/10/2049	4.431%	2,420,000	1,792,694
Subordinated Series 2018-C6 Class D
11/10/2051	5.065%	1,240,000	1,145,273
CityLine Commercial Mortgage Trust(a),(c)
Subordinated Series 2016-CLNE Class B
11/10/2031	2.778%	3,600,000	3,509,517
Subordinated Series 2016-CLNE Class C
11/10/2031	2.778%	1,350,000	1,308,258
COMM Mortgage Trust(c)
Series 2013-CR7 Class AM
03/10/2046	3.314%	4,250,000	4,239,662
COMM Mortgage Trust
Series 2013-CR8 Class A4
06/10/2046	3.334%	252,626	252,275
COMM Mortgage Trust(a),(c)
Series 2020-CBM Class F
02/10/2037	3.633%	2,513,000	2,202,942
Subordinated Series 2013-CR10 Class E
08/10/2046	4.900%	1,220,000	1,152,560
Subordinated Series 2013-CR7 Class D
03/10/2046	4.386%	8,575,000	8,392,038
Subordinated Series 2019-GC44 Class 180
08/15/2057	3.400%	1,000,000	896,657
Commercial Mortgage Pass-Through Certificates(c)
Series 2012-LTRT Class A2
10/05/2030	3.400%	3,893,000	3,707,728
Commercial Mortgage Trust
Series 2013-CR13 Class A3
11/12/2046	3.928%	2,644,161	2,655,370
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,165,000	1,169,114
Series 2014-UBS4 Class A5
08/10/2047	3.694%	5,000,000	4,986,664
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-UBS6 Class A4
12/10/2047	3.378%	3,398,951	3,348,576
Series 2015-DC1 Class A5
02/10/2048	3.350%	790,000	782,586
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	816,778
Series 2015-PC1 Class A5
07/10/2050	3.902%	2,755,000	2,751,996
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,410,989	8,032,489
Commercial Mortgage Trust(a)
Series 2013-CR9 Class A4
07/10/2045	4.269%	2,273,112	2,274,727
Credit Suisse Mortgage Capital Certificates OA LLC(c)
Series 2014-USA Class A2
09/15/2037	3.953%	14,090,000	13,474,770
CSAIL Commercial Mortgage Trust
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	3,038,920
CSAIL Commercial Mortgage Trust(c)
Subordinated Series 2020-C19 Class E
03/15/2053	2.500%	800,000	591,005
CSWF Trust(c),(d)
Subordinated Series 2021-SOP2 Class E
1-month USD LIBOR + 3.367% Floor 3.367% 06/15/2034	4.242%	16,000,000	15,201,955
DBGS Mortgage Trust(c),(d)
Series 2018-BIOD Class E
1-month USD LIBOR + 1.700% Floor 1.700% 05/15/2035	2.575%	2,741,288	2,662,648
Series 2018-BIOD Class F
1-month USD LIBOR + 2.000% Floor 2.000% 05/15/2035	2.875%	10,782,400	10,368,694
DBJPM Mortgage Trust(c)
Series 2016-SFC Class A
08/10/2036	2.833%	1,500,000	1,371,338
DBJPM Mortgage Trust(a),(e)
Series 2020-C9 Class XA
09/15/2053	1.711%	46,360,202	3,826,052
DBUBS Mortgage Trust(c)
Series 2017-BRBK Class A
10/10/2034	3.452%	2,800,000	2,731,142
DBUBS Mortgage Trust(c),(d)
Subordinated Series 2011-LC2A Class F
1-month USD LIBOR + 3.650% Floor 3.650%, Cap 4.000% 07/10/2044	4.000%	1,888,440	1,886,099

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	15

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBWF Mortgage Trust(a),(c)
Series 2016-85T Class D
12/10/2036	3.808%	2,000,000	1,824,532
Series 2016-85T Class E
12/10/2036	3.808%	2,000,000	1,644,851
FirstKey Homes Trust(c)
Series 2020-SFR1 Class A
08/17/2037	1.339%	6,203,069	5,754,406
FREMF Mortgage Trust(c),(f)
Subordinated Series 2016-K60 Class D
12/25/2049	0.000%	7,024,000	5,084,964
GAM Investments(c),(g)
Subordinated Series 2021-F Class A
10/27/2028	0.000%	2,186,000	1,820,151
Subordinated Series 2021-F Class D
10/27/2028	0.000%	1,777,000	1,419,067
Subordinated Series 2021-F Class E
10/27/2028	0.000%	1,798,000	1,534,615
Subordinated Series 2021-F Class G
10/27/2028	0.000%	1,797,000	1,495,100
Subordinated Series 2021-F Class H
10/27/2028	0.000%	1,510,000	977,327
GAM Investments(c)
Subordinated Series 2021-F Class B
10/27/2028	2.071%	2,104,000	1,872,532
Subordinated Series 2021-F Class C
10/27/2028	1.079%	1,778,000	1,512,634
Subordinated Series 2021-F Class F
10/27/2028	2.435%	2,364,000	1,895,495
GAM Re-REMIC Trust(c),(g)
Series 2021-FRR1 Class 1B
07/28/2027	0.000%	3,690,000	2,903,880
Series 2021-FRR1 Class 2B
12/29/2027	0.000%	4,900,000	3,567,636
GAM Resecuritization Trust(a),(c)
Series 2022-FRR3 Class BK71
01/29/2052	2.038%	3,736,000	3,085,258
Series 2022-FRR3 Class CK71
01/29/2052	1.411%	1,245,000	936,819
GAM Resecuritization Trust(c),(f)
Series 2022-FRR3 Class C728
08/27/2050	0.000%	1,446,000	1,281,342
Subordinated Series 2022-FRR3 Class BK61
11/27/2049	0.000%	2,543,000	2,031,134
Subordinated Series 2022-FRR3 Class CK47
05/27/2048	0.000%	1,474,000	1,261,475
Subordinated Series 2022-FRR3 Class CK61
11/27/2049	0.000%	1,784,000	1,347,155
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-FRR3 Class DK27
12/27/2045	0.000%	1,954,000	1,892,098
Subordinated Series 2022-FRR3 Class DK41
10/27/2047	0.000%	1,165,000	1,020,690
Subordinated Series 2022-FRR3 Class DK47
05/27/2048	0.000%	1,473,000	1,233,408
Subordinated Series 2022-FRR3 Class EK2
12/27/2045	0.000%	486,000	465,528
GAM Resecuritization Trust(c),(g)
Series 2022-FRR3 Class D728
01/29/2052	0.000%	1,446,000	1,248,499
Subordinated Series 2022-FRR3 Class BK89
01/29/2052	0.000%	2,769,000	1,947,916
Subordinated Series 2022-FRR3 Class CK89
01/29/2052	0.000%	1,450,000	954,359
Subordinated Series 2022-FRR3 Class EK41
01/29/2052	0.000%	776,000	653,411
Greystone Commercial Capital Trust(c),(d)
Series 2021-3 Class A
1-month USD LIBOR + 2.230% Floor 2.230% 08/17/2023	2.784%	8,500,000	8,344,574
GS Mortgage Securities Corp II(a),(c)
Series 2017-375H Class A
09/10/2037	3.475%	5,000,000	4,765,494
GS Mortgage Securities Corp. II(c)
Series 2012-BWTR Class A
11/05/2034	2.954%	3,857,000	3,837,767
GS Mortgage Securities Trust(a),(c)
Series 2013-PEMB Class A
03/05/2033	3.550%	830,000	777,694
Subordinated Series 2019-GC40 Class DBD
07/10/2052	3.550%	4,090,000	3,863,062
Subordinated Series 2019-GC40 Class DBE
07/10/2052	3.550%	3,132,000	2,960,864
GS Mortgage Securities Trust
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,500,000	4,307,407
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	9,602,490
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	19,019,092
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	1,664,792
Hudson Yards Mortgage Trust(c)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	1,997,146

16	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudsons Bay Simon JV Trust(c)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,654,497
Series 2015-HB7 Class A7
08/05/2034	3.914%	2,520,000	2,321,586
IMT Trust(c)
Series 2017-APTS Class AFX
06/15/2034	3.478%	5,410,000	5,336,971
JPMBB Commercial Mortgage Securities Trust(a)
Series 2013-C14 Class A4
08/15/2046	4.133%	2,585,512	2,569,142
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A3
01/15/2048	3.231%	287,381	282,233
JPMBB Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2013-C17 Class F
01/15/2047	3.867%	1,840,000	1,471,674
Subordinated Series 2014-C19 Class D
04/15/2047	4.652%	874,000	831,595
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	8,174,742	7,741,828
Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	6,902,104
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2013-C13 Class A4
01/15/2046	3.994%	3,937,120	3,949,692
JPMorgan Chase Commercial Mortgage Securities Trust(c)
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	1,955,667
JPMorgan Chase Commercial Mortgage Securities Trust(c),(d)
Series 2021-HTL5 Class A
1-month USD LIBOR + 1.115% Floor 1.115% 11/15/2038	1.990%	7,080,000	6,823,768
Series 2022-ACB Class E
30-day Average SOFR + 3.350% Floor 3.350% 03/15/2039	3.749%	6,450,000	6,304,829
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2014-C20 Class D
07/15/2047	4.568%	2,200,000	1,866,676
Ladder Capital Commercial Mortgage(c)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,377,786
Life Mortgage Trust(c),(d)
Subordinated Series 2021-BMR Class F
1-month USD LIBOR + 2.350% Floor 2.350% 03/15/2038	3.225%	1,867,643	1,732,916
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LSTAR Commercial Mortgage Trust(c)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	788,879
LSTAR Commercial Mortgage Trust(a),(c)
Subordinated Series 2016-4 Class F
03/10/2049	4.585%	8,000,000	5,781,887
Med Trust(c),(d)
Series 2021-MDLN Class A
1-month USD LIBOR + 0.950% Floor 0.950% 11/15/2038	1.825%	2,810,000	2,700,849
MF1 Ltd.(c),(d)
Series 2020-FL3 Class A
30-day Average SOFR + 2.164% Floor 2.050% 07/15/2035	2.946%	1,299,471	1,277,333
MHP MHIL(c),(d)
Subordinated Series 2022 Class E
30-day Average SOFR + 2.611% Floor 2.611% 01/15/2027	3.392%	3,000,000	2,852,136
MKT Mortgage Trust(c)
Series 2020-525M Class A
02/12/2040	2.694%	1,575,000	1,385,593
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	1,885,000	1,891,409
Series 2015-C21 Class A3
03/15/2048	3.077%	477,359	461,566
Series 2016-C29 Class ASB
05/15/2049	3.140%	812,035	802,049
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,500,000	8,006,973
Morgan Stanley Capital I Trust(a),(e)
Series 2021-L5 Class XA
05/15/2054	1.299%	13,593,944	1,089,115
Motel Trust(c),(d)
Series 2021-MTL6 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 09/15/2038	1.775%	1,013,890	988,622
Prima Capital CRE Securitization Ltd.(c)
Series 2019-RK1 Class DD
04/15/2038	3.500%	240,000	238,712
Subordinated Series 2019-RK1 Class BD
04/15/2038	3.500%	5,180,000	5,160,191
Subordinated Series 2019-RK1 Class CD
04/15/2038	3.500%	4,040,000	4,022,471

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	17

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.834%	1,180,000	1,172,157
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	4,917,400
SG Commercial Mortgage Securities Trust(a),(c)
Series 2020-COVE Class E
03/15/2037	3.728%	6,680,000	6,076,311
SPGN TFLM Mortgage Trust(c),(d)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	2.332%	5,670,000	5,522,869
Starwood Retail Property Trust(c),(d)
Series 2014-STAR Class A
1-month USD LIBOR + 1.470% Floor 1.220% 11/15/2027	2.345%	2,461,743	1,758,669
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,500,000	5,393,415
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,583,582	2,582,164
Series 2013-C5 Class A4
03/10/2046	3.185%	2,740,000	2,734,186
Series 2013-C6 Class A4
04/10/2046	3.244%	1,935,000	1,919,957
UBS-Barclays Commercial Mortgage Trust(a),(c)
Subordinated Series 2012-C4 Class D
12/10/2045	4.458%	1,330,000	1,242,926
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	1,907,834
Series 2015-SG1 Class A4
09/15/2048	3.789%	9,186,571	9,036,008
Series 2018-C45 Class A3
06/15/2051	3.920%	18,760,889	18,311,697
Series 2021-C61 Class A4
11/15/2054	2.658%	7,990,000	7,018,300
Wells Fargo Commercial Mortgage Trust(a),(e)
Series 2021-C59 Class XA
04/15/2054	1.545%	20,624,174	1,957,001
Series 2021-C60 Class XA
08/15/2054	1.553%	4,142,625	415,953
Wells Fargo Commercial Mortgage Trust(c)
Subordinated Series 2021-C59 Class E
04/15/2054	2.500%	1,100,000	760,319
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WFRBS Commercial Mortgage Trust(c)
Subordinated Series 2014-C21 Class D
08/15/2047	3.497%	700,000	620,725
WF-RBS Commercial Mortgage Trust
Series 2014-C24 Class A3
11/15/2047	3.428%	509,995	505,044
WF-RBS Commercial Mortgage Trust(a),(c)
Subordinated Series 2013-C14 Class D
06/15/2046	3.959%	1,250,000	1,087,900
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $685,575,800)			644,312,173

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Intelsat Jackson Holdings SA(h),(i),(j)	2,500,000	3
Intelsat Jackson Holdings SA(h),(i),(j)	832,000	1
Intelsat Jackson Holdings SA(h),(i),(j)	6,033,000	6
Intelsat Jackson Series A, CVR(h),(i),(j)	9,292	0
Intelsat Jackson Series B, CVR(h),(i),(j)	9,292	0
Total		10
Total Communication Services		10
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Prairie Provident Resources, Inc.(i),(j)	1,728	406
Total Energy		406
Financials 0.0%
Diversified Financial Services 0.0%
Intelsat Emergence SA(i)	88,738	2,667,686
Total Financials		2,667,686
Total Common Stocks (Cost $3,030,179)		2,668,102

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.1%
Bangkok Bank PCL(c),(k)
12/31/2049	5.000%	1,750,000	1,679,851
Credit Agricole SA(c),(k)
12/31/2049	4.750%	2,368,000	2,027,944

18	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC(k)
12/31/2049	4.700%	1,265,000	1,054,863
Nordea Bank Abp(c),(k)
12/31/2049	3.750%	1,115,000	904,296
Total			5,666,954
Wireless 0.0%
Digicel Group 0.5 Ltd.(c),(l)
Subordinated
12/30/2049	7.000%	17,483	9,616
Total Convertible Bonds (Cost $6,498,981)			5,676,570

Corporate Bonds & Notes 35.4%

Aerospace & Defense 0.3%
BAE Systems PLC(c)
04/15/2030	3.400%	690,000	645,003
Boeing Co. (The)
02/04/2024	1.433%	5,100,000	4,915,174
05/01/2025	4.875%	761,000	768,091
02/01/2028	3.250%	794,000	733,471
05/01/2030	5.150%	1,407,000	1,399,440
02/01/2031	3.625%	4,274,000	3,844,783
02/01/2035	3.250%	1,503,000	1,191,946
11/01/2048	3.850%	285,000	212,150
05/01/2050	5.805%	314,000	309,569
08/01/2059	3.950%	3,500,000	2,546,899
Bombardier, Inc.(c)
12/01/2024	7.500%	2,286,000	2,219,195
03/15/2025	7.500%	2,839,000	2,765,131
04/15/2027	7.875%	6,175,000	5,658,636
Embraer Netherlands Finance BV
06/15/2025	5.050%	780,000	787,208
Northrop Grumman Corp.
10/15/2047	4.030%	409,000	379,396
Raytheon Technologies Corp.
03/15/2027	3.500%	1,292,000	1,286,062
Teledyne Technologies, Inc.
04/01/2026	1.600%	1,543,000	1,404,180
Textron, Inc.
03/01/2024	4.300%	665,000	673,427
03/01/2025	3.875%	289,000	290,013
United Technologies Corp.
08/16/2023	3.650%	49,000	49,410
11/16/2038	4.450%	1,043,000	1,034,863
06/01/2042	4.500%	1,689,000	1,694,676
05/04/2047	4.050%	528,000	492,750
Total			35,301,473
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
Alaska Airlines Pass-Through Trust(c)
Series 2020-1 Class A
02/15/2029	4.800%	884,182	885,387
American Airlines Pass-Through Trust
Series 2015-2 Class A
09/22/2027	4.000%	1,896,845	1,675,207
Series 2015-2 Class AA
09/22/2027	3.600%	118,821	111,959
Series 2016-1 Class A
07/15/2029	4.100%	1,374,366	1,213,101
Series 2016-2 Class AA
06/15/2028	3.200%	764,500	699,027
Series 2016-3
10/15/2028	3.250%	653,479	564,653
Series 2017-1 Class A
02/15/2029	4.000%	297,698	268,689
Series 2017-2 Class AA
10/15/2029	3.350%	137,114	127,444
British Airways Pass-Through Trust(c)
Series 2020-1A
11/15/2032	4.250%	392	376
Continental Airlines Pass-Through Trust
10/29/2024	4.000%	1,454,517	1,412,996
Series 2012-1 Class A
04/11/2024	4.150%	220,027	216,786
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	6,144,586	5,526,083
06/10/2028	2.500%	1,034,761	937,681
Delta Air Lines, Inc./SkyMiles IP Ltd.(c)
10/20/2025	4.500%	767,000	765,224
10/20/2028	4.750%	1,164,155	1,166,042
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(c)
06/20/2027	6.500%	954,066	968,634
Southwest Airlines Co.
06/15/2027	5.125%	1,665,000	1,735,352
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	832,237	830,832
06/03/2025	4.625%	2,254,310	2,099,810
United Airlines Pass-Through Trust
Series 2014-1 Class A
04/11/2026	4.000%	462,887	443,631
Series 2016-2 Class A
04/07/2030	3.100%	768,218	655,226
Series 2019-2 Class A
05/01/2028	2.900%	537,263	476,575

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	19

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	154,496	147,215
10/15/2027	5.875%	2,387,247	2,412,005
Series 2016-1 Class AA
07/07/2028	3.100%	307,308	284,093
Total			25,624,028
Apartment REIT 0.0%
American Homes 4 Rent LP
07/15/2031	2.375%	658,000	542,473
04/15/2032	3.625%	764,000	699,295
04/15/2052	4.300%	654,000	559,434
Invitation Homes Operating Partnership LP
11/15/2028	2.300%	1,164,000	1,016,119
Total			2,817,321
Automotive 1.0%
Adient Global Holdings Ltd.(c)
08/15/2026	4.875%	2,700,000	2,510,762
Allison Transmission. Inc.(c)
01/30/2031	3.750%	2,990,000	2,561,323
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	1,007,000	969,826
04/01/2027	6.500%	900,000	855,129
10/01/2029	5.000%	675,000	602,965
American Honda Finance Corp.
10/10/2023	3.625%	2,375,000	2,403,902
01/12/2029	2.250%	6,865,000	6,183,703
Aptiv PLC
12/01/2051	3.100%	3,810,000	2,601,201
BorgWarner, Inc.(c)
10/01/2025	5.000%	126,000	129,525
Cooper-Standard Automotive, Inc.(c)
11/15/2026	5.625%	2,225,000	1,112,520
Daimler Trucks Finance North America LLC(c)
04/07/2027	3.650%	4,575,000	4,485,752
Dana, Inc.
11/15/2027	5.375%	790,000	755,815
06/15/2028	5.625%	2,400,000	2,324,743
Denso Corp.(c)
09/16/2026	1.239%	4,070,000	3,674,056
Ford Motor Co.
01/15/2043	4.750%	2,600,000	2,145,225
Ford Motor Credit Co. LLC(d)
3-month USD LIBOR + 1.080% 08/03/2022	2.366%	880,000	878,420
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
08/03/2022	2.979%	5,095,000	5,095,470
11/01/2022	3.350%	6,065,000	6,064,147
01/09/2024	3.810%	2,585,000	2,572,263
05/03/2029	5.113%	1,040,000	1,010,318
General Motors Co.
10/01/2025	6.125%	529,000	560,974
10/01/2027	6.800%	1,850,000	2,005,993
04/01/2035	5.000%	5,365,000	5,104,340
04/01/2038	5.150%	1,550,000	1,446,429
10/02/2043	6.250%	723,000	741,033
04/01/2045	5.200%	1,500,000	1,362,725
04/01/2048	5.400%	466,000	432,297
General Motors Financial Co., Inc.
07/08/2022	3.550%	1,000,000	1,001,801
04/07/2025	3.800%	5,560,000	5,552,595
07/13/2025	4.300%	1,060,000	1,068,719
03/01/2026	5.250%	2,260,000	2,328,107
02/26/2027	2.350%	1,389,000	1,262,586
06/21/2030	3.600%	1,710,000	1,537,201
Harley-Davidson Financial Services, Inc.(c)
06/08/2025	3.350%	1,155,000	1,126,610
02/14/2027	3.050%	2,955,000	2,738,667
Honda Motor Co., Ltd.
03/10/2032	2.967%	825,000	757,736
Hyundai Capital America(c)
06/14/2024	0.875%	2,480,000	2,343,374
09/15/2028	2.100%	1,460,000	1,260,475
Hyundai Capital Services, Inc.(c)
04/24/2025	2.125%	3,320,000	3,170,397
Kia Corp.(c)
04/16/2024	1.000%	1,405,000	1,346,639
Magna International, Inc.
06/15/2024	3.625%	1,100,000	1,103,463
Nissan Motor Co., Ltd.(c)
09/17/2030	4.810%	1,493,000	1,404,367
Toyota Motor Credit Corp.
03/22/2027	3.050%	5,679,000	5,554,671
08/13/2027	1.150%	994,000	878,520
Volkswagen Group of America Finance LLC(c)
05/13/2025	3.350%	1,685,000	1,662,887
Volkswagen Group of America Finance LLC(b),(c)
06/08/2027	4.350%	4,925,000	4,921,503
Total			101,611,174
Banking 11.0%
ABN AMRO Bank NV(c),(k)
12/13/2029	2.470%	4,805,000	4,202,788
Subordinated
03/13/2037	3.324%	1,441,000	1,203,673

20	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Financial, Inc.
10/02/2023	1.450%	5,300,000	5,188,610
American Express Co.
03/04/2027	2.550%	8,320,000	7,909,690
05/03/2029	4.050%	5,445,000	5,460,399
ANZ New Zealand International Ltd.(c)
02/18/2025	2.166%	3,390,000	3,275,851
ASB Bank Ltd.(c)
10/22/2026	1.625%	753,000	684,309
Banco Bilbao Vizcaya Argentaria SA
09/18/2023	0.875%	5,400,000	5,244,421
Banco Santander SA(c)
11/09/2022	4.125%	150,000	150,633
Banco Santander SA
02/23/2023	3.125%	800,000	801,337
05/24/2024	3.892%	10,400,000	10,447,416
05/28/2025	2.746%	1,000,000	966,384
03/25/2026	1.849%	2,000,000	1,836,916
Banco Santander SA(d)
3-month USD LIBOR + 1.120% 04/12/2023	2.131%	1,400,000	1,406,373
Banco Santander SA(k)
Subordinated
11/22/2032	3.225%	1,000,000	829,254
Bancolombia SA
01/29/2025	3.000%	1,075,000	1,012,978
Bank of America Corp.
01/11/2023	3.300%	2,000,000	2,016,203
Subordinated
01/22/2025	4.000%	795,000	800,677
04/21/2025	3.950%	2,500,000	2,517,260
03/03/2026	4.450%	2,000,000	2,028,423
Bank of America Corp.(k)
12/20/2023	3.004%	1,294,000	1,293,484
03/05/2024	3.550%	6,088,000	6,112,705
03/15/2025	3.458%	2,515,000	2,513,411
04/02/2026	3.384%	5,390,000	5,319,434
07/22/2027	1.734%	13,410,000	12,214,181
04/27/2028	4.376%	2,650,000	2,671,845
03/05/2029	3.970%	2,159,000	2,117,497
06/14/2029	2.087%	11,540,000	10,199,348
02/07/2030	3.974%	3,850,000	3,757,263
07/23/2031	1.898%	616,000	512,700
04/22/2032	2.687%	3,011,000	2,631,520
07/21/2032	2.299%	785,000	658,985
10/20/2032	2.572%	7,960,000	6,838,889
02/04/2033	2.972%	4,138,000	3,673,030
04/27/2033	4.571%	5,783,000	5,852,515
06/19/2041	2.676%	3,113,000	2,393,520
03/15/2050	4.330%	1,413,000	1,361,813
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
03/08/2037	3.846%	3,401,000	3,076,810
Bank of Ireland Group PLC(c)
11/25/2023	4.500%	3,780,000	3,813,096
Bank of Ireland Group PLC(c),(k)
09/30/2027	2.029%	3,840,000	3,394,276
Bank of Montreal
01/10/2025	1.500%	7,990,000	7,596,155
03/08/2027	2.650%	3,035,000	2,864,750
Bank of Montreal(b)
06/07/2025	3.700%	5,610,000	5,608,710
Bank of Montreal(k)
Subordinated
12/15/2032	3.803%	1,029,000	982,897
Bank of New York Mellon Corp. (The)
01/29/2023	2.950%	995,000	998,961
04/24/2025	1.600%	3,885,000	3,706,704
01/26/2027	2.050%	2,410,000	2,264,962
Bank of New Zealand(c)
02/21/2025	2.000%	3,915,000	3,766,296
01/27/2027	2.285%	4,455,000	4,163,904
Bank of Nova Scotia (The)
05/01/2023	1.625%	8,550,000	8,474,742
04/11/2025	3.450%	2,340,000	2,332,124
02/02/2027	1.950%	707,000	649,383
02/02/2032	2.450%	3,660,000	3,121,349
Bank of Nova Scotia (The)(k)
12/31/2049	4.900%	1,089,000	1,063,115
Subordinated
05/04/2037	4.588%	3,763,000	3,560,572
Banque Federative du Credit Mutuel SA(c)
07/20/2023	3.750%	3,185,000	3,209,425
11/21/2024	2.375%	5,255,000	5,100,965
Barclays PLC
03/16/2025	3.650%	270,000	269,041
Subordinated
05/09/2028	4.836%	995,000	982,926
Barclays PLC(k)
05/07/2025	3.932%	6,190,000	6,187,677
06/24/2031	2.645%	3,175,000	2,708,819
03/10/2032	2.667%	12,020,000	10,143,900
BNP Paribas SA(c)
03/01/2023	3.500%	895,000	900,112
01/09/2025	3.375%	1,235,000	1,222,444
BNP Paribas SA(c),(k)
06/09/2026	2.219%	6,673,000	6,279,279
01/13/2027	1.323%	580,000	518,986
09/30/2028	1.904%	3,535,000	3,079,959
09/15/2029	2.159%	3,900,000	3,361,413

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	21

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/19/2032	2.871%	3,775,000	3,229,611
01/20/2033	3.132%	2,720,000	2,359,824
BPCE SA(c)
01/11/2028	3.250%	460,000	436,205
10/01/2029	2.700%	2,350,000	2,097,616
Subordinated
10/22/2023	5.700%	545,000	558,496
07/11/2024	4.625%	4,200,000	4,242,783
07/21/2024	5.150%	3,363,000	3,425,293
BPCE SA(c),(k)
01/20/2032	2.277%	1,135,000	929,791
Subordinated
10/19/2032	3.116%	577,000	483,301
Canadian Imperial Bank of Commerce(k)
07/22/2023	2.606%	2,233,000	2,231,677
Canadian Imperial Bank of Commerce
10/18/2024	1.000%	9,445,000	8,947,203
01/28/2025	2.250%	3,117,000	3,021,460
04/07/2032	3.600%	2,898,000	2,702,673
Capital One Financial Corp.(k)
12/06/2024	1.343%	8,945,000	8,620,195
11/02/2027	1.878%	1,339,000	1,201,193
05/10/2028	4.927%	5,997,000	6,094,267
03/01/2030	3.273%	990,000	900,641
11/02/2032	2.618%	1,000,000	832,063
05/10/2033	5.268%	1,612,000	1,654,168
Subordinated
07/29/2032	2.359%	1,575,000	1,249,104
Capital One Financial Corp.
05/11/2027	3.650%	256,000	250,118
Citigroup, Inc.(k)
05/01/2025	0.981%	1,410,000	1,339,580
04/08/2026	3.106%	4,210,000	4,115,721
06/09/2027	1.462%	7,108,000	6,401,874
02/24/2028	3.070%	4,320,000	4,120,519
05/24/2028	4.658%	2,100,000	2,132,908
11/05/2030	2.976%	3,020,000	2,729,357
01/29/2031	2.666%	5,550,000	4,890,039
03/31/2031	4.412%	955,000	945,256
06/03/2031	2.572%	3,695,000	3,211,138
05/01/2032	2.561%	6,495,000	5,568,964
01/25/2033	3.057%	5,910,000	5,241,990
03/17/2033	3.785%	1,645,000	1,546,922
05/24/2033	4.910%	1,080,000	1,109,132
12/31/2049	4.700%	10,225,000	9,111,266
12/31/2049	5.000%	1,100,000	1,014,106
Citigroup, Inc.
05/01/2026	3.400%	1,300,000	1,283,236
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
06/10/2025	4.400%	4,250,000	4,301,760
09/13/2025	5.500%	1,446,000	1,512,731
05/18/2046	4.750%	395,000	377,734
Citizens Financial Group, Inc.(k)
Subordinated
05/21/2037	5.641%	5,060,000	5,181,714
Comerica Bank
07/23/2024	2.500%	3,995,000	3,922,200
Comerica, Inc.
07/31/2023	3.700%	2,250,000	2,264,437
Commonwealth Bank of Australia(c)
03/14/2027	2.552%	3,780,000	3,582,652
09/15/2031	1.875%	2,170,000	1,802,649
Subordinated
09/12/2039	3.743%	435,000	366,748
Cooperatieve Rabobank UA(c),(k)
06/24/2026	1.339%	970,000	898,482
02/24/2027	1.106%	2,500,000	2,245,143
12/15/2027	1.980%	5,645,000	5,127,592
04/06/2033	3.758%	795,000	747,497
Cooperatieve Rabobank UA
Subordinated
08/04/2025	4.375%	1,506,000	1,515,861
Credit Agricole SA(c)
04/24/2023	3.750%	530,000	533,355
Credit Agricole SA(c),(k)
06/16/2026	1.907%	5,925,000	5,526,434
Credit Suisse AG
02/21/2025	3.700%	7,550,000	7,527,857
08/07/2026	1.250%	3,315,000	2,956,460
Credit Suisse Group AG
05/05/2023	1.000%	893,000	876,664
Credit Suisse Group AG(c),(k)
12/14/2023	2.997%	6,429,000	6,411,927
09/11/2025	2.593%	305,000	291,761
06/05/2026	2.193%	9,148,000	8,480,412
02/02/2027	1.305%	4,520,000	3,960,421
05/14/2032	3.091%	5,375,000	4,519,536
Credit Suisse Group AG(c)
01/09/2028	4.282%	1,005,000	970,091
Subordinated
08/08/2023	6.500%	1,030,000	1,052,454
Credit Suisse Group Funding Guernsey Ltd.
09/15/2022	3.800%	750,000	753,351
06/09/2023	3.800%	4,890,000	4,910,549
Danske Bank A/S(c)
09/12/2023	3.875%	1,350,000	1,356,684
06/12/2028	4.375%	878,000	862,647

22	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Danske Bank A/S(c),(k)
03/28/2025	3.773%	3,905,000	3,875,430
09/10/2025	0.976%	5,665,000	5,291,983
09/11/2026	1.621%	1,245,000	1,133,249
Deutsche Bank AG(k)
04/01/2025	1.447%	575,000	545,899
01/07/2028	2.552%	8,941,000	7,959,742
Subordinated
01/14/2032	3.729%	2,000,000	1,672,369
Deutsche Bank AG
05/13/2025	4.162%	2,480,000	2,495,125
Discover Bank
08/08/2023	4.200%	5,500,000	5,563,620
03/13/2026	4.250%	789,000	788,252
Discover Financial Services
11/21/2022	3.850%	1,000,000	1,005,473
11/06/2024	3.950%	1,495,000	1,499,024
DNB Bank ASA(c)
12/02/2022	2.150%	625,000	625,557
DNB Bank ASA(c),(k)
03/28/2025	2.968%	6,425,000	6,367,730
09/16/2026	1.127%	3,950,000	3,607,788
03/30/2028	1.605%	4,585,000	4,061,090
Federation des Caisses Desjardins du Quebec(c)
02/10/2025	2.050%	1,983,000	1,893,836
Fifth Third Bancorp(k)
04/25/2033	4.337%	2,815,000	2,802,098
Global Bank Corp.(c),(k)
04/16/2029	5.250%	400,000	381,381
Goldman Sachs Group, Inc. (The)(d)
3-month USD LIBOR + 0.750% 02/23/2023	2.255%	1,402,000	1,401,620
Goldman Sachs Group, Inc. (The)
02/23/2023	3.200%	2,925,000	2,940,823
12/06/2023	1.217%	7,505,000	7,338,782
01/26/2027	3.850%	2,751,000	2,738,100
Subordinated
10/21/2025	4.250%	1,295,000	1,313,296
05/22/2045	5.150%	2,399,000	2,467,826
Goldman Sachs Group, Inc. (The)(k)
09/29/2025	3.272%	4,160,000	4,122,900
03/09/2027	1.431%	12,030,000	10,895,077
09/10/2027	1.542%	1,270,000	1,145,541
10/21/2027	1.948%	5,810,000	5,298,161
03/15/2028	3.615%	3,860,000	3,762,965
04/22/2032	2.615%	12,585,000	10,860,825
07/21/2032	2.383%	8,015,000	6,736,697
10/21/2032	2.650%	2,415,000	2,075,534
02/24/2033	3.102%	4,660,000	4,176,608
12/31/2049	3.650%	2,135,000	1,798,537
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC(k)
03/11/2025	3.803%	573,000	572,233
05/24/2025	0.976%	3,444,000	3,251,478
11/07/2025	2.633%	1,768,000	1,711,534
03/10/2026	2.999%	6,369,000	6,174,582
04/18/2026	1.645%	604,000	562,787
06/04/2026	2.099%	1,379,000	1,296,996
05/24/2027	1.589%	4,612,000	4,125,795
03/13/2028	4.041%	1,150,000	1,123,946
09/22/2028	2.013%	7,515,000	6,596,920
08/17/2029	2.206%	8,370,000	7,253,233
Junior Subordinated
12/31/2049	6.000%	877,000	836,734
HSBC Holdings PLC
03/08/2026	4.300%	2,500,000	2,513,192
HSBC Holdings PLC(b),(k)
06/09/2028	4.755%	9,710,000	9,710,000
HSBC USA, Inc.
05/24/2024	3.750%	8,715,000	8,762,691
Huntington Bancshares, Inc.(k)
05/17/2033	5.023%	661,000	678,494
Huntington National Bank (The)(k)
05/16/2025	4.008%	1,945,000	1,958,873
ING Groep NV(k)
03/28/2028	4.017%	4,859,000	4,748,934
Intesa Sanpaolo SpA(c),(k)
Subordinated
06/01/2032	4.198%	1,100,000	904,222
JPMorgan Chase & Co.(k)
04/23/2024	3.559%	6,449,000	6,479,488
07/23/2024	3.797%	2,578,000	2,595,598
06/23/2025	0.969%	4,760,000	4,511,057
12/10/2025	1.561%	2,540,000	2,409,977
02/24/2026	2.595%	1,333,000	1,290,489
04/22/2026	2.083%	2,695,000	2,566,047
04/26/2026	4.080%	5,845,000	5,883,082
02/04/2027	1.040%	4,299,000	3,880,726
04/22/2027	1.578%	7,535,000	6,908,833
09/22/2027	1.470%	4,275,000	3,851,095
02/24/2028	2.947%	3,208,000	3,052,384
01/23/2029	3.509%	13,570,000	13,082,493
04/23/2029	4.005%	3,180,000	3,130,959
06/01/2029	2.069%	4,616,000	4,092,273
12/05/2029	4.452%	1,150,000	1,158,004
04/22/2032	2.580%	7,260,000	6,320,969
11/08/2032	2.545%	9,805,000	8,479,384
01/25/2033	2.963%	8,435,000	7,536,446
04/26/2033	4.586%	1,986,000	2,036,113
11/19/2041	2.525%	614,000	460,562
04/22/2042	3.157%	2,480,000	2,048,918
11/15/2048	3.964%	3,054,000	2,765,289
12/31/2049	4.000%	4,500,000	3,937,500
12/31/2049	4.600%	7,625,000	6,865,610

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	23

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/31/2049	5.000%	1,290,000	1,198,642
04/22/2052	3.328%	933,000	758,116
JPMorgan Chase & Co.
Subordinated
05/01/2023	3.375%	1,000,000	1,006,970
09/10/2024	3.875%	8,813,000	8,936,217
KeyCorp(k)
06/01/2033	4.789%	2,795,000	2,849,312
Kookmin Bank(c)
Subordinated
11/04/2030	2.500%	550,000	473,148
Lloyds Banking Group PLC
08/16/2023	4.050%	2,940,000	2,977,609
03/12/2024	3.900%	2,600,000	2,618,994
03/22/2028	4.375%	1,975,000	1,971,272
Subordinated
11/04/2024	4.500%	5,560,000	5,632,115
Lloyds Banking Group PLC(k)
11/07/2023	2.907%	9,023,000	9,013,923
02/05/2026	2.438%	695,000	667,709
03/18/2026	3.511%	5,015,000	4,957,305
05/11/2027	1.627%	1,175,000	1,063,843
Macquarie Group Ltd.(c),(k)
10/14/2025	1.201%	1,295,000	1,213,889
06/21/2028	4.098%	5,040,000	4,884,920
01/14/2033	2.871%	6,005,000	5,028,058
06/21/2033	4.442%	1,815,000	1,726,300
Mitsubishi UFJ Financial Group, Inc.
07/17/2025	1.412%	1,684,000	1,564,395
09/13/2026	2.757%	255,000	241,966
Mitsubishi UFJ Financial Group, Inc.(k)
04/17/2026	3.837%	7,470,000	7,471,079
07/20/2027	1.538%	254,000	228,576
Mizuho Financial Group, Inc.(k)
09/11/2024	3.922%	2,668,000	2,679,666
05/25/2026	2.226%	797,000	756,717
Mizuho Financial Group, Inc.(c)
04/12/2026	3.477%	225,000	219,985
Morgan Stanley(k)
05/30/2025	0.790%	14,562,000	13,777,577
10/21/2025	1.164%	2,030,000	1,915,998
02/18/2026	2.630%	2,012,000	1,952,329
04/28/2026	2.188%	828,000	790,447
05/04/2027	1.593%	5,653,000	5,156,880
07/20/2027	1.512%	962,000	869,902
01/21/2028	2.475%	3,062,000	2,856,793
04/20/2028	4.210%	6,888,000	6,901,135
07/22/2028	3.591%	7,245,000	7,048,326
01/24/2029	3.772%	4,315,000	4,214,437
01/23/2030	4.431%	2,885,000	2,910,521
02/13/2032	1.794%	1,008,000	826,953
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/28/2032	1.928%	3,029,000	2,497,603
07/21/2032	2.239%	10,704,000	9,044,719
10/20/2032	2.511%	5,201,000	4,474,101
01/21/2033	2.943%	8,002,000	7,139,455
04/22/2039	4.457%	299,000	294,568
Subordinated
04/20/2037	5.297%	5,545,000	5,612,357
Morgan Stanley
07/23/2025	4.000%	1,671,000	1,692,250
01/27/2026	3.875%	6,556,000	6,599,891
Subordinated
09/08/2026	4.350%	9,045,000	9,159,059
National Australia Bank Ltd.(c)
01/12/2025	1.388%	5,595,000	5,334,316
Subordinated
08/21/2030	2.332%	1,170,000	961,776
National Australia Bank Ltd.(b)
06/09/2027	3.905%	6,885,000	6,885,000
Nationwide Building Society(c),(k)
03/08/2024	3.766%	3,370,000	3,375,212
08/01/2024	4.363%	7,040,000	7,103,029
02/16/2028	2.972%	2,610,000	2,435,307
Nationwide Building Society(c)
10/13/2026	1.500%	1,070,000	969,334
NatWest Group PLC(k)
06/25/2024	4.519%	962,000	971,492
NatWest Markets PLC(c)
09/29/2022	3.625%	3,020,000	3,034,711
09/29/2026	1.600%	5,570,000	5,028,256
Nordea Bank Abp(b),(c)
06/06/2025	3.600%	6,245,000	6,244,500
Nordea Bank Abp(c)
09/30/2026	1.500%	7,925,000	7,163,983
Northern Trust Corp.
05/10/2027	4.000%	3,445,000	3,530,617
Northern Trust Corp.(k)
Subordinated
05/08/2032	3.375%	1,345,000	1,304,958
Oversea-Chinese Banking Corp., Ltd.(c),(k)
Subordinated
09/10/2030	1.832%	535,000	499,519
Royal Bank of Canada
05/04/2027	3.625%	11,301,000	11,175,698
05/04/2032	3.875%	1,339,000	1,299,599
Royal Bank of Scotland Group PLC
09/12/2023	3.875%	2,105,000	2,117,626

24	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Scotland Group PLC(k)
03/22/2025	4.269%	8,215,000	8,236,943
05/22/2028	3.073%	706,000	661,640
Santander Holdings USA, Inc.
06/02/2025	3.450%	4,110,000	4,041,331
Santander Holdings USA, Inc.(k)
01/06/2028	2.490%	706,000	641,372
Santander UK Group Holdings PLC(k)
11/15/2024	4.796%	7,820,000	7,934,537
03/15/2025	1.089%	5,545,000	5,245,083
06/14/2027	1.673%	1,762,000	1,578,498
01/11/2028	2.469%	2,300,000	2,098,049
11/03/2028	3.823%	305,000	291,210
Societe Generale SA(c)
03/28/2024	3.875%	5,055,000	5,060,919
01/22/2025	2.625%	445,000	428,515
Societe Generale SA(c),(k)
06/09/2027	1.792%	1,749,000	1,556,534
01/19/2028	2.797%	5,228,000	4,761,297
01/21/2033	3.337%	4,092,000	3,487,269
Standard Chartered PLC(c),(k)
11/23/2025	1.822%	1,445,000	1,360,673
03/30/2026	3.971%	4,411,000	4,371,127
01/14/2027	1.456%	712,000	636,833
01/12/2028	2.608%	3,404,000	3,107,207
06/29/2032	2.678%	2,350,000	1,946,626
State Street Corp.(k)
11/18/2027	1.684%	1,985,000	1,816,176
05/13/2033	4.421%	1,610,000	1,643,607
Sumitomo Mitsui Financial Group, Inc.
07/12/2022	2.784%	1,720,000	1,722,286
09/27/2024	2.448%	745,000	727,624
09/17/2028	1.902%	5,900,000	5,109,730
Sumitomo Mitsui Trust Bank Ltd.(c)
03/25/2024	0.850%	5,715,000	5,465,756
03/10/2025	2.550%	1,045,000	1,015,966
09/12/2025	1.050%	829,000	761,318
03/10/2027	2.800%	781,000	745,678
SVB Financial Group(k)
04/29/2033	4.570%	981,000	966,864
Svenska Handelsbanken AB(c),(k)
06/11/2027	1.418%	932,000	846,113
Swedbank AB(c)
04/04/2025	3.356%	9,300,000	9,262,198
Toronto-Dominion Bank (The)
03/10/2027	2.800%	797,000	762,071
Truist Financial Corp.(k)
03/02/2027	1.267%	1,094,000	997,192
06/07/2029	1.887%	1,610,000	1,426,999
12/31/2049	5.100%	821,000	792,712
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Truist Financial Corp.
08/03/2027	1.125%	735,000	645,420
U.S. Bancorp(k)
Junior Subordinated
12/31/2049	5.300%	2,980,000	2,754,599
UBS AG(c)
08/09/2024	0.700%	3,985,000	3,774,414
01/13/2025	1.375%	1,770,000	1,677,867
UBS Group AG(c),(k)
07/30/2024	1.008%	990,000	963,315
05/12/2026	4.488%	4,880,000	4,935,519
01/30/2027	1.364%	912,000	822,772
08/10/2027	1.494%	460,000	410,238
05/12/2028	4.751%	1,320,000	1,339,497
02/11/2032	2.095%	558,000	460,314
02/11/2043	3.179%	1,172,000	929,468
UBS Group AG(c),(d)
SOFR + 1.580% 05/12/2026	2.360%	3,055,000	3,062,845
UniCredit SpA(c),(k)
09/22/2026	2.569%	5,195,000	4,722,843
US Bancorp(k)
Subordinated
11/03/2036	2.491%	1,840,000	1,546,530
Wells Fargo & Co.
01/24/2024	3.750%	2,409,000	2,441,989
Subordinated
12/07/2046	4.750%	340,000	332,105
Wells Fargo & Co.(k)
06/02/2024	1.654%	2,135,000	2,107,518
10/30/2025	2.406%	1,215,000	1,178,099
02/11/2026	2.164%	1,477,000	1,416,406
04/25/2026	3.908%	1,035,000	1,035,419
04/30/2026	2.188%	2,313,000	2,202,771
03/24/2028	3.526%	3,380,000	3,290,739
05/22/2028	3.584%	1,700,000	1,656,510
06/02/2028	2.393%	10,677,000	9,859,009
02/11/2031	2.572%	6,775,000	6,026,440
03/02/2033	3.350%	11,310,000	10,437,849
04/30/2041	3.068%	5,230,000	4,329,139
04/04/2051	5.013%	1,130,000	1,183,660
04/25/2053	4.611%	6,600,000	6,507,360
Westpac Banking Corp.
08/26/2025	3.735%	6,300,000	6,352,607
11/20/2028	1.953%	2,622,000	2,329,342
Total			1,134,897,374
Brokerage/Asset Managers/Exchanges 0.5%
Ares Finance Co. IV LLC(c)
02/01/2052	3.650%	3,415,000	2,564,745

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	25

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Blackstone Holdings Finance Co. LLC(c)
08/05/2028	1.625%	643,000	555,024
01/30/2032	2.000%	1,800,000	1,476,089
08/05/2051	2.850%	1,303,000	932,534
01/30/2052	3.200%	1,763,000	1,363,053
Blue Owl Finance LLC(c)
02/15/2032	4.375%	5,635,000	4,951,415
Brookfield Finance, Inc.
06/02/2026	4.250%	964,000	971,223
Charles Schwab Corp. (The)
03/03/2027	2.450%	3,930,000	3,744,905
03/03/2032	2.900%	3,427,000	3,110,704
Charles Schwab Corp. (The)(k)
12/31/2049	5.375%	3,612,000	3,666,107
CI Financial Corp.
06/15/2051	4.100%	797,000	587,024
CME Group, Inc.
03/15/2032	2.650%	1,334,000	1,217,756
Depository Trust & Clearing Corp. (The)(c),(k)
12/31/2049	3.375%	673,000	564,870
Hunt Companies, Inc.(c)
04/15/2029	5.250%	2,150,000	2,033,790
Intercontinental Exchange, Inc.
09/15/2032	1.850%	3,230,000	2,622,075
03/15/2033	4.600%	4,797,000	4,905,714
09/15/2040	2.650%	775,000	597,498
06/15/2052	4.950%	446,000	459,990
06/15/2062	5.200%	569,000	578,074
Jefferies Group LLC
01/20/2043	6.500%	600,000	635,939
Jefferies Group LLC/Capital Finance, Inc.
10/15/2031	2.625%	420,000	345,069
KKR Group Finance Co. XII LLC(c)
05/17/2032	4.850%	2,445,000	2,479,825
Nomura Holdings, Inc.
01/22/2027	2.329%	7,865,000	7,184,876
07/14/2031	2.608%	1,100,000	916,954
Raymond James Financial, Inc.
07/15/2046	4.950%	1,745,000	1,774,629
Stifel Financial Corp.
05/15/2030	4.000%	3,755,000	3,589,069
Total			53,828,951
Building Materials 0.2%
Builders FirstSource, Inc.(c)
03/01/2030	5.000%	1,310,000	1,233,042
Cemex SAB de CV(c)
09/17/2030	5.200%	1,050,000	985,713
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cemex SAB de CV(c),(k)
Subordinated
12/31/2049	5.125%	625,000	575,618
Ferguson Finance PLC(c)
04/20/2032	4.650%	2,785,000	2,741,520
Fortune Brands Home & Security, Inc.
03/25/2032	4.000%	690,000	630,863
03/25/2052	4.500%	4,290,000	3,506,005
Martin Marietta Materials, Inc.
03/15/2030	2.500%	3,380,000	2,935,880
Standard Industries, Inc.(c)
07/15/2030	4.375%	3,445,000	3,106,593
01/15/2031	3.375%	840,000	706,903
Summit Materials LLC/Finance Corp.(c)
01/15/2029	5.250%	2,385,000	2,263,993
Total			18,686,130
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(c)
06/01/2029	5.375%	100,000	97,138
02/01/2031	4.250%	1,725,000	1,521,370
02/01/2032	4.750%	1,500,000	1,336,852
CCO Holdings LLC/Holdings Capital Corp.(c)
01/15/2034	4.250%	1,125,000	933,167
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	1,031,000	1,031,454
07/23/2025	4.908%	952,000	973,487
01/15/2029	2.250%	616,000	525,110
10/23/2035	6.384%	1,775,000	1,889,277
03/01/2042	3.500%	862,000	644,385
10/23/2045	6.484%	4,170,000	4,313,618
04/01/2048	5.750%	1,360,000	1,317,641
03/01/2050	4.800%	2,625,000	2,248,159
04/01/2051	3.700%	2,305,000	1,680,656
06/01/2052	3.900%	4,043,000	3,022,082
04/01/2053	5.250%	4,165,000	3,802,915
04/01/2061	3.850%	1,097,000	781,216
Comcast Corp.
10/15/2025	3.950%	3,095,000	3,161,288
02/01/2030	2.650%	723,000	667,711
03/01/2038	3.900%	822,000	785,793
03/01/2048	4.000%	1,375,000	1,272,099
02/01/2050	3.450%	1,900,000	1,609,729
Cox Communications, Inc.(c)
08/15/2024	3.150%	780,000	773,554
06/15/2031	2.600%	1,975,000	1,703,756
CSC Holdings LLC(c)
04/15/2027	5.500%	3,550,000	3,549,598
02/01/2028	5.375%	1,193,000	1,134,715
04/01/2028	7.500%	300,000	278,918
01/15/2030	5.750%	2,450,000	2,048,729
02/15/2031	3.375%	1,000,000	816,181

26	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2031	5.000%	5,000,000	3,939,480
DISH DBS Corp.
07/15/2022	5.875%	1,225,000	1,227,129
11/15/2024	5.875%	2,000,000	1,838,693
07/01/2026	7.750%	2,039,000	1,742,999
06/01/2029	5.125%	1,400,000	989,208
Intelsat Jackson Holdings SA(c)
03/15/2030	6.500%	5,833,000	5,460,428
Sirius XM Radio, Inc.(c)
07/01/2029	5.500%	2,410,000	2,394,850
Time Warner Cable LLC
05/01/2037	6.550%	235,000	248,246
11/15/2040	5.875%	1,255,000	1,249,113
09/01/2041	5.500%	6,634,000	6,149,802
Viasat, Inc.(c)
04/15/2027	5.625%	2,330,000	2,243,639
Total			71,404,185
Chemicals 0.4%
Albemarle Corp.
06/01/2032	5.050%	927,000	935,724
06/01/2052	5.650%	3,443,000	3,572,230
Alpek SAB de CV(c)
02/25/2031	3.250%	400,000	339,664
Braskem Netherlands Finance BV(c)
01/31/2030	4.500%	400,000	371,948
Cabot Corp.
07/01/2029	4.000%	2,710,000	2,612,276
Celanese U.S. Holdings LLC
11/15/2022	4.625%	100,000	100,702
Celanese US Holdings LLC
08/05/2026	1.400%	964,000	861,044
CF Industries, Inc.
03/15/2034	5.150%	3,125,000	3,216,709
06/01/2043	4.950%	1,700,000	1,646,391
Dow Chemical Co. (The)
10/01/2034	4.250%	865,000	855,729
11/15/2042	4.375%	456,000	432,884
Eastman Chemical Co.
10/15/2044	4.650%	2,511,000	2,367,739
Ecolab, Inc.
08/18/2055	2.750%	333,000	245,064
Element Solutions, Inc.(c)
09/01/2028	3.875%	1,980,000	1,789,771
FMC Corp.
10/01/2049	4.500%	340,000	312,878
GC Treasury Center Co., Ltd.(c)
03/18/2031	2.980%	750,000	643,586
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Huntsman International LLC
06/15/2031	2.950%	2,375,000	2,077,721
Ingevity Corp.(c)
11/01/2028	3.875%	2,595,000	2,356,253
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	3,305,000	3,267,092
LYB International Finance III LLC
05/01/2050	4.200%	2,125,000	1,879,873
04/01/2051	3.625%	3,960,000	3,193,288
LyondellBasell Industries NV
04/15/2024	5.750%	713,000	739,868
02/26/2055	4.625%	885,000	812,401
Mosaic Co. (The)
11/15/2033	5.450%	1,422,000	1,527,110
11/15/2043	5.625%	985,000	1,053,395
PPG Industries, Inc.
03/15/2026	1.200%	972,000	887,171
RPM International, Inc.
01/15/2032	2.950%	363,000	314,949
Sasol Financing International Ltd.
11/14/2022	4.500%	3,800,000	3,804,424
Sasol Financing USA LLC
03/27/2024	5.875%	600,000	602,581
Sherwin-Williams Co. (The)
03/15/2052	2.900%	2,600,000	1,899,565
TPC Group Inc.(c)
08/01/2024	10.875%	246,422	247,934
TPC Group, Inc.(c)
08/01/2024	10.500%	1,000,000	374,598
Total			45,342,562
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
05/13/2025	3.400%	7,400,000	7,455,047
CNH Industrial Capital LLC
05/23/2025	3.950%	5,880,000	5,898,427
H&E Equipment Services, Inc.(c)
12/15/2028	3.875%	5,359,000	4,671,895
John Deere Capital Corp.
04/18/2029	3.350%	1,345,000	1,316,912
United Rentals North America, Inc.
05/15/2027	5.500%	164,000	165,312
01/15/2030	5.250%	3,000,000	3,007,645
07/15/2030	4.000%	725,000	673,373
02/15/2031	3.875%	1,500,000	1,362,312
Total			24,550,923

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	27

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
ADT Security Corp. (The)(c)
08/01/2029	4.125%	1,475,000	1,317,821
Allied Universal Holdco LLC/Finance Corp.(c)
07/15/2026	6.625%	2,300,000	2,282,357
06/01/2029	6.000%	1,300,000	1,052,956
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(c)
06/01/2028	4.625%	1,910,000	1,692,959
06/01/2028	4.625%	990,000	886,103
ANGI Group LLC(c)
08/15/2028	3.875%	2,600,000	2,167,230
CBRE Services, Inc.
04/01/2031	2.500%	1,014,000	852,425
Expedia Group, Inc.(c)
05/01/2025	6.250%	1,094,000	1,145,829
Total			11,397,680
Consumer Products 0.3%
Brunswick Corp.
09/15/2032	4.400%	4,975,000	4,500,247
Central Garden & Pet Co.
10/15/2030	4.125%	2,265,000	2,035,433
Church & Dwight Co., Inc.(b)
06/15/2052	5.000%	3,025,000	3,170,110
Clorox Co. (The)
05/01/2032	4.600%	1,500,000	1,546,542
GSK Consumer Healthcare Capital US LLC(c)
03/24/2029	3.375%	555,000	528,910
Hasbro, Inc.
11/19/2024	3.000%	1,246,000	1,240,436
JAB Holdings BV(c)
04/08/2052	4.500%	2,715,000	2,239,732
Mead Johnson Nutrition Co.
11/15/2025	4.125%	616,000	628,830
Newell Brands, Inc.
06/01/2025	4.875%	4,150,000	4,211,640
Prestige Brands, Inc.(c)
04/01/2031	3.750%	2,750,000	2,332,246
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	235,000	228,081
Spectrum Brands, Inc.(c)
07/15/2030	5.500%	1,343,000	1,240,738
03/15/2031	3.875%	2,750,000	2,350,715
SWF Escrow Issuer Corp.(c)
10/01/2029	6.500%	950,000	725,968
Tempur Sealy International, Inc.(c)
04/15/2029	4.000%	1,135,000	991,434
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valvoline, Inc.(c)
06/15/2031	3.625%	480,000	427,392
Whirlpool Corp.
05/14/2032	4.700%	1,455,000	1,485,307
Total			29,883,761
Diversified Manufacturing 0.2%
Amphenol Corp.
03/01/2025	2.050%	1,015,000	977,554
Amsted Industries, Inc.(c)
05/15/2030	4.625%	1,685,000	1,510,926
EnerSys(c)
04/30/2023	5.000%	200,000	199,360
General Electric Co.
03/15/2032	6.750%	353,000	409,785
General Electric Co.(d)
3-month USD LIBOR + 0.480% 08/15/2036	1.891%	5,380,000	4,438,803
Griffon Corp.
03/01/2028	5.750%	525,000	506,743
Kennametal, Inc.
06/15/2028	4.625%	1,370,000	1,374,042
Roper Technologies, Inc.
09/15/2027	1.400%	573,000	504,161
Timken Co. (The)
12/15/2028	4.500%	3,685,000	3,663,753
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	2,025,417
WW Grainger, Inc.
02/15/2025	1.850%	2,525,000	2,439,981
Total			18,050,525
Electric 2.9%
AEP Texas Central Co.(c)
10/01/2025	3.850%	1,828,000	1,829,114
AEP Texas Central Co.
02/15/2033	6.650%	1,385,000	1,603,129
AEP Texas, Inc.
01/15/2050	3.450%	942,000	746,828
AEP Transmission Co. LLC
12/01/2047	3.750%	2,150,000	1,902,576
08/15/2051	2.750%	1,095,000	813,493
AES Corp. (The)(c)
07/15/2025	3.300%	2,730,000	2,651,767
AES Corp. (The)
01/15/2026	1.375%	662,000	598,093

28	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alabama Power Co.
12/01/2023	3.550%	964,000	971,351
10/01/2049	3.450%	673,000	560,221
Alfa Desarrollo SpA(c)
09/27/2051	4.550%	1,371,293	1,048,183
Alliant Energy Finance LLC(c)
06/15/2023	3.750%	2,417,000	2,423,454
06/15/2028	4.250%	3,100,000	3,085,249
03/01/2032	3.600%	949,000	876,728
Ameren Corp.
02/15/2026	3.650%	590,000	585,466
03/15/2028	1.750%	2,740,000	2,424,783
American Electric Power Co., Inc.
03/01/2050	3.250%	805,000	609,424
Junior Subordinated
03/15/2024	2.031%	3,165,000	3,087,749
American Electric Power Co., Inc.(k)
02/15/2062	3.875%	3,891,000	3,366,619
American Transmission Systems, Inc.(c)
01/15/2032	2.650%	3,084,000	2,688,710
09/01/2044	5.000%	749,000	743,529
Appalachian Power Co.
04/01/2031	2.700%	694,000	613,583
05/01/2050	3.700%	444,000	367,770
Arizona Public Service Co.
08/15/2048	4.200%	570,000	508,518
Avangrid, Inc.
04/15/2025	3.200%	1,614,000	1,594,782
06/01/2029	3.800%	3,190,000	3,094,361
Baltimore Gas and Electric Co.
06/15/2031	2.250%	884,000	773,330
Berkshire Hathaway Energy Co.
05/15/2031	1.650%	921,000	757,979
Berkshire Hathaway Energy Co.(c)
05/01/2053	4.600%	996,000	996,525
Black Hills Corp.
11/30/2023	4.250%	286,000	289,404
10/15/2029	3.050%	592,000	536,829
06/15/2030	2.500%	823,000	709,370
05/01/2033	4.350%	292,000	281,182
Calpine Corp.(c)
02/15/2028	4.500%	2,500,000	2,397,053
03/15/2028	5.125%	575,000	536,549
02/01/2029	4.625%	2,000,000	1,780,000
02/01/2031	5.000%	4,045,000	3,605,878
Cleveland Electric Illuminating Co. (The)(c)
04/01/2028	3.500%	3,293,000	3,154,675
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,381,173
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMS Energy Corp.
02/15/2027	2.950%	80,000	75,786
CMS Energy Corp.(k)
06/01/2050	4.750%	2,514,000	2,351,583
12/01/2050	3.750%	799,000	646,817
Commonwealth Edison Co.
08/15/2047	3.750%	409,000	366,221
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%	171,000	180,145
06/15/2046	3.850%	1,310,000	1,146,252
06/15/2047	3.875%	1,640,000	1,426,710
12/01/2054	4.625%	375,000	361,665
11/15/2057	4.000%	544,000	467,969
Dominion Energy South Carolina, Inc.
12/01/2031	2.300%	742,000	647,972
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	723,880
Junior Subordinated
08/15/2024	3.071%	1,755,000	1,743,670
Dominion Energy, Inc.(k)
12/31/2049	4.350%	2,216,000	1,985,311
12/31/2049	4.650%	6,277,000	5,963,150
DTE Energy Co.
10/01/2024	2.529%	2,165,000	2,114,510
06/01/2025	1.050%	2,260,000	2,097,156
10/01/2026	2.850%	10,155,000	9,766,589
Duke Energy Carolinas LLC
04/15/2031	2.550%	370,000	331,353
12/15/2041	4.250%	49,000	47,044
09/30/2042	4.000%	945,000	876,468
06/01/2045	3.750%	157,000	138,713
12/01/2047	3.700%	46,000	40,669
Duke Energy Corp.
04/15/2024	3.750%	3,373,000	3,407,350
09/15/2025	0.900%	1,805,000	1,661,284
09/01/2026	2.650%	4,710,000	4,522,499
06/15/2031	2.550%	1,500,000	1,287,871
09/01/2046	3.750%	1,416,000	1,177,406
Duke Energy Corp.(k)
12/31/2049	4.875%	435,000	413,571
Duke Energy Florida LLC
12/15/2031	2.400%	1,234,000	1,078,779
07/15/2048	4.200%	189,000	178,305
Duke Energy Indiana LLC
10/01/2049	3.250%	299,000	240,767
Duke Energy Ohio, Inc.
06/01/2030	2.125%	430,000	370,998
06/15/2046	3.700%	2,981,000	2,599,022

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	29

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Progress LLC
05/15/2042	4.100%	1,993,000	1,873,690
03/15/2043	4.100%	979,000	915,490
03/30/2044	4.375%	770,000	745,609
08/15/2045	4.200%	329,000	310,749
10/15/2046	3.700%	312,000	274,175
09/15/2047	3.600%	940,000	814,396
Duquesne Light Holdings, Inc.(c)
10/01/2030	2.532%	562,000	472,621
Enel Finance International NV(c)
04/06/2028	3.500%	2,370,000	2,280,959
Entergy Arkansas LLC
04/01/2049	4.200%	1,258,000	1,212,540
06/15/2051	2.650%	212,000	155,322
Entergy Corp.
09/15/2025	0.900%	3,770,000	3,435,428
06/15/2030	2.800%	423,000	374,615
06/15/2031	2.400%	972,000	823,791
Entergy Louisiana LLC
10/01/2026	2.400%	2,409,000	2,273,066
Entergy Mississippi LLC
06/01/2049	3.850%	1,178,000	1,057,111
Entergy Texas, Inc.
12/01/2027	3.450%	2,510,000	2,417,695
03/30/2029	4.000%	348,000	345,647
Evergy Metro, Inc.
06/01/2030	2.250%	572,000	503,568
Eversource Energy
08/15/2025	0.800%	662,000	604,943
08/15/2026	1.400%	752,000	684,693
03/01/2027	2.900%	1,335,000	1,283,806
03/01/2032	3.375%	799,000	734,437
Exelon Corp.
04/15/2030	4.050%	82,000	80,751
04/15/2046	4.450%	1,050,000	997,287
Exelon Corp.(c)
03/15/2052	4.100%	2,130,000	1,909,643
Fells Point Funding Trust(c)
01/31/2027	3.046%	3,260,000	3,084,125
FirstEnergy Transmission LLC(c)
09/15/2028	2.866%	3,224,000	2,859,166
Florida Power & Light Co.
12/04/2051	2.875%	916,000	726,265
Fortis, Inc.
10/04/2026	3.055%	460,000	443,424
Georgia Power Co.
09/15/2024	2.200%	848,000	826,304
05/15/2052	5.125%	580,000	602,709
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,292,337
Indiana Michigan Power Co.
05/01/2051	3.250%	1,327,000	1,044,777
Inkia Energy Ltd.(c)
11/09/2027	5.875%	1,675,000	1,547,967
Interstate Power and Light Co.
11/30/2051	3.100%	3,194,000	2,400,813
Interstate Power and Light, Co.
12/01/2024	3.250%	792,000	792,782
IPALCO Enterprises, Inc.
05/01/2030	4.250%	1,928,000	1,839,087
Jersey Central Power & Light Co.(c)
04/01/2024	4.700%	1,600,000	1,624,568
01/15/2026	4.300%	2,000,000	2,008,242
03/01/2032	2.750%	408,000	357,259
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,218,271
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	669,563
Metropolitan Edison Co.(c)
01/15/2029	4.300%	1,928,000	1,926,255
MidAmerican Energy Co.
10/15/2044	4.400%	106,000	102,625
Mississippi Power Co.
03/15/2042	4.250%	414,000	376,507
Mong Duong Finance Holdings BV(c)
05/07/2029	5.125%	300,000	260,904
Monongahela Power Co.(c)
05/15/2027	3.550%	617,000	594,921
Narragansett Electric Co. (The)(c)
04/09/2030	3.395%	2,179,000	2,069,773
National Rural Utilities Cooperative Finance Corp.
02/07/2024	2.950%	3,765,000	3,769,022
02/07/2025	1.875%	3,420,000	3,294,657
03/15/2030	2.400%	1,347,000	1,201,861
06/15/2031	1.650%	930,000	753,923
04/15/2032	2.750%	1,233,000	1,110,580
National Rural Utilities Cooperative Finance Corp.(k)
04/30/2043	4.750%	1,529,000	1,436,245
Subordinated
04/20/2046	5.250%	1,687,000	1,602,736
New England Power Co.(c)
10/06/2050	2.807%	3,670,000	2,539,730
NextEra Energy Capital Holdings, Inc.(d)
3-month USD LIBOR + 0.270% 02/22/2023	1.775%	3,000,000	2,992,132

30	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
03/01/2023	0.650%	5,615,000	5,543,458
01/15/2027	1.875%	2,192,000	2,022,555
06/15/2028	1.900%	678,000	604,411
01/15/2032	2.440%	728,000	624,055
NextEra Energy Capital Holdings, Inc.(k)
03/15/2082	3.800%	3,812,000	3,238,270
NRG Energy, Inc.(c)
12/02/2025	2.000%	560,000	519,423
12/02/2027	2.450%	2,420,000	2,144,041
02/15/2029	3.375%	542,000	481,471
06/15/2029	5.250%	3,000,000	2,938,092
NRG Energy, Inc.
01/15/2027	6.625%	954,000	980,586
NSTAR Electric Co.
08/15/2031	1.950%	524,000	442,544
Oglethorpe Power Corp.(c)
04/01/2047	4.500%	2,120,000	1,932,794
Oglethorpe Power Corp.
08/01/2050	3.750%	651,000	532,526
Oncor Electric Delivery Co. LLC(c)
06/01/2052	4.600%	2,400,000	2,508,256
Pacific Gas and Electric Co.(d)
SOFR + 1.150% 11/14/2022	1.930%	680,000	678,500
Pacific Gas and Electric Co.
03/01/2029	4.200%	675,000	634,328
07/01/2030	4.550%	5,735,000	5,356,112
04/15/2042	4.450%	562,000	438,876
03/15/2045	4.300%	948,000	722,947
03/15/2046	4.250%	424,000	324,993
PacifiCorp
02/15/2050	4.150%	137,000	128,482
03/15/2051	3.300%	680,000	558,762
PECO Energy Co.
10/01/2044	4.150%	280,000	263,964
09/15/2047	3.700%	105,000	94,355
05/15/2052	4.600%	2,500,000	2,611,671
Pennsylvania Electric Co.(c)
03/15/2028	3.250%	1,990,000	1,877,363
Public Service Electric and Gas Co.
12/01/2047	3.600%	105,000	91,763
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	642,000	587,772
08/15/2030	1.600%	565,000	458,657
11/15/2031	2.450%	2,501,000	2,143,040
Puget Energy, Inc.
03/15/2032	4.224%	1,795,000	1,715,232
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Electric & Gas Co.
05/15/2033	5.300%	676,000	739,640
Southern California Edison Co.(d)
SOFR + 0.470% 12/02/2022	1.250%	4,825,000	4,820,602
Southern California Edison Co.
08/01/2023	0.700%	3,275,000	3,190,955
06/01/2052	5.450%	5,050,000	5,197,348
Southern Co. (The)
07/01/2036	4.250%	595,000	569,802
Southern Co. (The)(k)
01/15/2051	4.000%	1,166,000	1,070,323
09/15/2051	3.750%	1,737,000	1,553,093
Junior Subordinated
08/01/2027	5.113%	4,552,000	4,682,025
Southwestern Electric Power Co.
03/15/2026	1.650%	1,096,000	1,010,972
10/01/2026	2.750%	6,450,000	6,131,390
Tampa Electric Co.
05/15/2044	4.350%	434,000	404,094
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,060,072
Tucson Electric Power Co.
03/15/2023	3.850%	2,480,000	2,500,548
12/01/2048	4.850%	259,000	254,662
06/15/2050	4.000%	2,690,000	2,335,635
Union Electric Co.
09/15/2042	3.900%	590,000	533,881
Virginia Electric & Power Co.
09/01/2022	3.450%	1,446,000	1,445,798
03/15/2027	3.500%	1,446,000	1,437,180
09/15/2047	3.800%	942,000	841,990
Vistra Corp.(c),(k)
12/31/2049	7.000%	425,000	408,601
12/31/2049	8.000%	4,650,000	4,620,885
Vistra Operations Co. LLC(c)
07/15/2024	3.550%	2,505,000	2,457,597
05/13/2025	5.125%	11,181,000	11,255,082
02/15/2027	5.625%	2,950,000	2,949,103
07/31/2027	5.000%	2,000,000	1,957,032
05/01/2029	4.375%	2,525,000	2,355,031
Vistra Operations Co., LLC(c)
01/30/2027	3.700%	885,000	835,236
WEC Energy Group, Inc.
10/15/2027	1.375%	1,094,000	961,306
12/15/2028	2.200%	746,000	666,976
Wisconsin Electric Power Co.
06/15/2028	1.700%	680,000	602,901

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	31

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Public Service Corp.
12/01/2042	3.671%	814,000	709,955
Xcel Energy, Inc.
06/01/2032	4.600%	1,540,000	1,581,700
Total			295,725,188
Environmental 0.0%
GFL Environmental, Inc.(c)
09/01/2028	3.500%	1,075,000	987,144
Waste Connections, Inc.
04/01/2050	3.050%	885,000	681,000
Waste Management, Inc.
04/15/2032	4.150%	2,545,000	2,563,609
Total			4,231,753
Finance Companies 1.1%
AerCap Ireland Capital DAC/Global Aviation Trust
01/16/2024	4.875%	1,856,000	1,870,203
02/15/2024	3.150%	3,225,000	3,145,159
10/01/2025	4.450%	1,889,000	1,870,764
10/29/2026	2.450%	445,000	398,652
10/29/2028	3.000%	5,655,000	4,955,668
01/30/2032	3.300%	3,063,000	2,587,828
10/29/2033	3.400%	2,892,000	2,407,546
Air Lease Corp.
03/01/2025	3.250%	2,500,000	2,431,133
07/01/2025	3.375%	2,750,000	2,668,216
01/15/2026	2.875%	2,075,000	1,958,360
08/15/2026	1.875%	2,285,000	2,042,321
12/01/2027	3.625%	465,000	436,088
Aircastle Ltd.(c)
01/26/2028	2.850%	3,335,000	2,889,561
Ares Capital Corp.
03/01/2025	4.250%	210,000	206,428
06/15/2028	2.875%	3,285,000	2,797,165
Aviation Capital Group LLC(c)
05/01/2023	3.875%	3,381,000	3,374,651
01/30/2024	4.375%	466,000	463,966
12/15/2024	5.500%	1,030,000	1,049,047
09/20/2026	1.950%	630,000	551,539
Avolon Holdings Funding Ltd.(c)
07/01/2024	3.950%	750,000	734,197
02/15/2025	2.875%	3,171,000	3,005,964
02/21/2026	2.125%	850,000	760,583
04/15/2026	4.250%	1,281,000	1,229,138
11/18/2027	2.528%	3,017,000	2,612,044
02/21/2028	2.750%	477,000	412,960
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	3,250,000	2,877,015
Barings BDC, Inc.(c)
11/23/2026	3.300%	1,230,000	1,103,444
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Blackstone Private Credit Fund(c)
12/15/2026	2.625%	9,107,000	7,920,524
01/15/2029	4.000%	592,000	525,617
Blackstone Secured Lending Fund(c)
09/30/2028	2.850%	3,560,000	2,974,699
FirstCash, Inc.(c)
01/01/2030	5.625%	1,500,000	1,432,410
FS KKR Capital Corp.
07/15/2027	3.250%	400,000	360,147
10/12/2028	3.125%	3,955,000	3,387,109
GATX Corp.
06/01/2032	3.500%	1,790,000	1,631,971
Golub Capital BDC, Inc.
08/24/2026	2.500%	4,625,000	4,091,099
Hercules Capital, Inc.
01/20/2027	3.375%	4,585,000	4,161,521
Main Street Capital Corp.
05/01/2024	5.200%	971,000	982,053
07/14/2026	3.000%	6,600,000	5,972,019
Morgan Stanley Direct Lending Fund(c)
02/11/2027	4.500%	3,375,000	3,133,071
Navient Corp.
03/15/2027	5.000%	1,395,000	1,283,400
Oaktree Specialty Lending Corp.
02/25/2025	3.500%	860,000	832,833
Owl Rock Capital Corp.
07/22/2025	3.750%	1,075,000	1,035,604
01/15/2026	4.250%	1,370,000	1,325,766
OWL Rock Core Income Corp.(c)
03/21/2025	5.500%	3,225,000	3,162,513
Owl Rock Technology Finance Corp.(c)
12/15/2025	4.750%	6,475,000	6,270,835
Park Aerospace Holdings Ltd.(c)
03/15/2023	4.500%	3,105,000	3,115,941
02/15/2024	5.500%	379,000	383,337
Quicken Loans LLC/Co-Issuer, Inc.(c)
03/01/2031	3.875%	1,335,000	1,124,252
Rocket Mortgage LLC/Co-Issuer, Inc.(c)
10/15/2033	4.000%	1,435,000	1,176,038
SMBC Aviation Capital Finance DAC(c)
10/15/2026	1.900%	1,206,000	1,040,753
Springleaf Finance Corp.
03/15/2024	6.125%	2,600,000	2,642,701
USAA Capital Corp.(c)
05/01/2025	3.375%	3,400,000	3,403,991
Total			114,209,844

32	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	1,438,000	1,452,987
02/01/2046	4.900%	12,251,000	12,232,020
Anheuser-Busch InBev Worldwide, Inc.
01/23/2039	5.450%	840,000	901,612
04/15/2048	4.600%	1,180,000	1,129,256
01/23/2049	5.550%	2,915,000	3,182,604
B&G Foods, Inc.
04/01/2025	5.250%	2,200,000	2,081,245
Bacardi Ltd.(c)
05/15/2038	5.150%	4,315,000	4,249,781
05/15/2048	5.300%	1,060,000	1,037,871
Brown-Forman Corp.
04/15/2025	3.500%	1,645,000	1,658,708
Campbell Soup Co.
04/24/2050	3.125%	3,875,000	2,889,893
Cargill Inc.(c)
11/10/2031	2.125%	1,352,000	1,166,914
Cargill, Inc.(c)
04/22/2025	3.500%	2,449,000	2,450,119
04/22/2052	4.375%	523,000	529,895
Coca-Cola Europacific Partners PLC(c)
05/03/2024	0.800%	6,295,000	5,996,635
Constellation Brands, Inc.
12/01/2025	4.750%	578,000	598,811
05/09/2027	4.350%	2,210,000	2,234,805
05/09/2032	4.750%	2,640,000	2,687,273
Diageo Capital PLC
04/29/2032	2.125%	173,000	149,640
JBS SA/Food Co./Finance, Inc.(c)
04/15/2029	6.500%	1,400,000	1,418,439
05/15/2032	3.000%	3,255,000	2,665,936
JBS USA LUX SA/Food Co./Finance, Inc.(c)
02/02/2029	3.000%	1,955,000	1,732,798
12/01/2031	3.750%	3,055,000	2,642,632
02/02/2052	4.375%	630,000	488,425
JBS USA LUX SA/USA Finance, Inc.(c)
02/15/2028	6.750%	3,000,000	3,120,699
JM Smucker Co. (The)
03/15/2032	2.125%	1,610,000	1,333,532
Keurig Dr Pepper, Inc.
04/15/2032	4.050%	996,000	958,888
04/15/2052	4.500%	1,308,000	1,208,165
Kraft Heinz Foods Co.
01/26/2039	6.875%	796,000	916,537
10/01/2039	4.625%	2,029,000	1,872,719
06/04/2042	5.000%	3,000,000	2,877,592
06/01/2046	4.375%	535,000	473,838
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/2049	4.875%	4,985,000	4,662,481
Lamb Weston Holdings, Inc.(c)
01/31/2032	4.375%	2,910,000	2,685,625
Mars, Inc.(c)
07/16/2026	0.875%	805,000	723,190
04/01/2039	3.875%	1,040,000	966,181
07/16/2040	2.375%	964,000	728,625
Nestle Holdings, Inc.(c)
09/14/2028	1.500%	1,266,000	1,127,730
Pilgrim’s Pride Corp.(c)
04/15/2031	4.250%	3,765,000	3,485,421
03/01/2032	3.500%	3,965,000	3,473,331
Post Holdings, Inc.(c)
03/01/2027	5.750%	526,000	536,696
12/15/2029	5.500%	3,000,000	2,859,284
04/15/2030	4.625%	3,340,000	3,001,418
09/15/2031	4.500%	1,000,000	877,646
Primo Water Holdings, Inc.(c)
04/30/2029	4.375%	2,550,000	2,231,949
Smithfield Foods, Inc.(c)
02/01/2027	4.250%	2,500,000	2,435,396
10/15/2030	3.000%	2,020,000	1,744,349
Viterra Finance BV(c)
04/21/2026	2.000%	1,125,000	1,003,685
Total			100,883,276
Foreign Agencies 0.0%
PT Bank Mandiri Persero Tbk(c)
04/11/2024	3.750%	850,000	847,994
Gaming 0.4%
Caesars Entertainment, Inc.(c)
10/15/2029	4.625%	1,525,000	1,300,591
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	740,000	748,976
09/01/2024	3.350%	610,000	601,443
06/01/2025	5.250%	1,839,000	1,839,990
04/15/2026	5.375%	5,080,000	5,135,055
01/15/2029	5.300%	765,000	761,359
01/15/2030	4.000%	2,190,000	1,998,874
Golden Entertainment, Inc.(c)
04/15/2026	7.625%	1,720,000	1,732,880
International Game Technology PLC(c)
02/15/2025	6.500%	1,775,000	1,824,352
MGM Resorts International
05/01/2025	6.750%	1,150,000	1,168,307
09/01/2026	4.625%	188,000	176,097
04/15/2027	5.500%	2,785,000	2,713,211
Penn National Gaming, Inc.(c)
07/01/2029	4.125%	460,000	376,445

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	33

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Premier Entertainment Sub LLC/Finance Corp.(c)
09/01/2029	5.625%	300,000	237,846
09/01/2031	5.875%	2,825,000	2,218,832
Scientific Games International, Inc.(c)
07/01/2025	8.625%	1,400,000	1,477,075
VICI Properties LP
05/15/2032	5.125%	2,555,000	2,533,466
05/15/2052	5.625%	1,765,000	1,730,664
VICI Properties LP/Note Co., Inc.(c)
06/15/2025	4.625%	220,000	214,883
09/01/2026	4.500%	2,740,000	2,619,256
02/01/2027	5.750%	975,000	973,529
02/15/2027	3.750%	2,085,000	1,939,836
01/15/2028	4.500%	75,000	69,937
02/15/2029	3.875%	1,570,000	1,411,359
08/15/2030	4.125%	160,000	147,073
Wynn Resorts Finance LLC/Capital Corp.(c)
10/01/2029	5.125%	1,000,000	886,804
Total			36,838,140
Health Care 1.3%
Abbott Laboratories
11/30/2023	3.400%	2,733,000	2,766,713
11/30/2046	4.900%	205,000	225,598
Barnabas Health, Inc.
07/01/2028	4.000%	3,200,000	3,152,263
Baxter International, Inc.(c)
02/01/2027	1.915%	670,000	613,579
12/01/2028	2.272%	1,325,000	1,186,575
Becton Dickinson and Co.(d)
3-month USD LIBOR + 1.030% 06/06/2022	1.613%	1,638,000	1,638,071
Becton Dickinson and Co.
12/15/2024	3.734%	44,000	44,416
05/15/2044	4.875%	1,555,000	1,480,971
Bio-Rad Laboratories, Inc.
03/15/2027	3.300%	428,000	412,308
Cigna Corp.
07/15/2023	3.750%	1,388,000	1,402,293
03/01/2027	3.400%	2,190,000	2,155,526
03/15/2030	2.400%	1,747,000	1,544,397
08/15/2038	4.800%	3,429,000	3,477,557
07/15/2046	4.800%	2,070,000	2,062,948
12/15/2048	4.900%	486,000	485,877
03/15/2050	3.400%	892,000	714,721
03/15/2051	3.400%	1,215,000	971,505
CommonSpirit Health
10/01/2025	1.547%	3,000,000	2,782,757
10/01/2030	2.782%	1,485,000	1,306,977
11/01/2042	4.350%	500,000	452,640
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
07/20/2025	3.875%	1,002,000	1,013,255
03/25/2028	4.300%	1,017,000	1,029,724
09/15/2031	2.125%	1,094,000	920,897
07/20/2035	4.875%	1,000,000	1,030,118
03/25/2038	4.780%	8,665,000	8,691,871
04/01/2040	4.125%	1,899,000	1,741,043
08/21/2040	2.700%	996,000	757,220
07/20/2045	5.125%	701,000	715,323
03/25/2048	5.050%	10,577,000	10,776,531
DaVita, Inc.(c)
06/01/2030	4.625%	2,065,000	1,792,798
02/15/2031	3.750%	1,640,000	1,344,888
DH Europe Finance II Sarl
11/15/2024	2.200%	3,735,000	3,645,699
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	806,506
Embecta Corp.(c)
02/15/2030	5.000%	1,500,000	1,335,042
Fresenius Medical Care US Finance III, Inc.(c)
12/01/2026	1.875%	3,805,000	3,435,523
HCA, Inc.
02/01/2025	5.375%	2,900,000	2,998,805
04/15/2025	5.250%	1,659,000	1,720,940
06/15/2025	7.690%	750,000	816,705
06/15/2026	5.250%	3,135,000	3,248,856
02/15/2027	4.500%	679,000	686,025
12/01/2027	7.050%	10,000	10,910
06/15/2029	4.125%	3,850,000	3,744,496
09/01/2030	3.500%	4,387,000	4,001,627
07/15/2031	2.375%	660,000	552,623
06/15/2047	5.500%	4,322,000	4,279,792
06/15/2049	5.250%	3,225,000	3,108,745
HCA, Inc.(c)
03/15/2027	3.125%	1,687,000	1,609,072
03/15/2032	3.625%	2,137,000	1,947,380
03/15/2052	4.625%	5,890,000	5,207,271
Laboratory Corp. of America Holdings
11/01/2023	4.000%	330,000	334,004
09/01/2024	3.250%	2,561,000	2,567,987
Legacy LifePoint Health LLC(c)
02/15/2027	4.375%	1,500,000	1,401,287
Mayo Clinic
11/15/2052	4.128%	750,000	727,285
McKesson Corp.
08/15/2026	1.300%	4,931,000	4,458,158
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	4,630,000	4,445,401
Mozart Debt Merger Sub, Inc.(c)
04/01/2029	3.875%	3,870,000	3,493,859
10/01/2029	5.250%	2,475,000	2,192,355

34	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New York and Presbyterian Hospital (The)
08/01/2116	4.763%	785,000	760,091
08/01/2119	3.954%	305,000	243,159
NYU Langone Hospitals
07/01/2043	5.750%	705,000	798,830
PerkinElmer, Inc.
09/15/2028	1.900%	189,000	163,181
09/15/2029	3.300%	919,000	843,451
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(c)
12/01/2026	9.750%	2,875,000	2,921,683
Tenet Healthcare Corp.
07/15/2024	4.625%	535,000	536,249
Tenet Healthcare Corp.(c)
11/01/2027	5.125%	2,000,000	1,984,461
10/01/2028	6.125%	3,400,000	3,318,375
06/01/2029	4.250%	1,375,000	1,292,658
01/15/2030	4.375%	1,175,000	1,097,323
Texas Health Resources
11/15/2055	4.330%	700,000	672,352
Universal Health Services, Inc.(c)
09/01/2026	1.650%	1,485,000	1,326,313
10/15/2030	2.650%	2,485,000	2,101,576
Total			139,527,415
Healthcare Insurance 0.4%
Aetna, Inc.
06/15/2036	6.625%	756,000	892,507
05/15/2042	4.500%	1,651,000	1,543,764
Anthem, Inc.
05/15/2032	4.100%	669,000	671,852
05/15/2052	4.550%	676,000	668,148
Centene Corp.
12/15/2027	4.250%	3,450,000	3,434,655
07/15/2028	2.450%	3,832,000	3,442,816
12/15/2029	4.625%	850,000	838,491
Health Care Service Corp., a Mutual Legal Reserve Co.(c)
06/01/2025	1.500%	577,000	543,203
Humana, Inc.
04/01/2025	4.500%	1,120,000	1,147,495
02/03/2027	1.350%	901,000	803,126
08/15/2029	3.125%	210,000	196,036
02/03/2032	2.150%	1,229,000	1,026,621
Molina Healthcare, Inc.(c)
06/15/2028	4.375%	4,250,000	4,102,556
11/15/2030	3.875%	1,500,000	1,387,532
UnitedHealth Group, Inc.
05/15/2032	4.200%	848,000	868,648
08/15/2039	3.500%	617,000	559,407
05/15/2040	2.750%	366,000	299,318
05/15/2041	3.050%	3,040,000	2,563,551
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/15/2045	4.750%	443,000	466,096
10/15/2047	3.750%	473,000	431,595
05/15/2051	3.250%	3,750,000	3,139,207
05/15/2052	4.750%	5,726,000	6,045,550
Wellpoint, Inc.
08/15/2024	3.500%	1,928,000	1,941,831
Total			37,014,005
Healthcare REIT 0.2%
Diversified Healthcare Trust
06/15/2025	9.750%	3,175,000	3,331,290
03/01/2031	4.375%	1,500,000	1,179,399
Healthcare Realty Trust, Inc.
05/01/2025	3.875%	440,000	442,628
Healthcare Trust of America Holdings LP
03/15/2031	2.000%	3,525,000	2,847,163
MPT Operating Partnership LP/Finance Corp.
03/15/2031	3.500%	1,420,000	1,242,770
Omega Healthcare Investors, Inc.
01/15/2025	4.500%	975,000	977,208
Sabra Health Care LP
12/01/2031	3.200%	695,000	573,039
Senior Housing Properties Trust
05/01/2024	4.750%	1,100,000	1,046,291
Ventas Realty LP
09/30/2043	5.700%	225,000	238,106
04/15/2049	4.875%	1,225,000	1,164,440
Welltower Inc.
01/15/2032	2.750%	2,105,000	1,818,334
Welltower, Inc.
06/01/2031	2.800%	8,255,000	7,272,524
Total			22,133,192
Home Construction 0.3%
Ashton Woods USA LLC/Finance Co.(c)
01/15/2028	6.625%	1,700,000	1,591,202
Brookfield Residential Properties, Inc./US Corp.(c)
09/15/2027	6.250%	1,560,000	1,463,086
02/15/2030	4.875%	2,575,000	2,097,293
Century Communities, Inc.
06/01/2027	6.750%	2,500,000	2,549,539
Empire Communities Corp.(c)
12/15/2025	7.000%	4,225,000	3,790,490
KB Home
06/15/2031	4.000%	1,075,000	928,531
M/I Homes, Inc.
02/01/2028	4.950%	675,000	630,154

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	35

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mattamy Group Corp.(c)
03/01/2030	4.625%	4,500,000	3,730,589
MDC Holdings, Inc.
08/06/2061	3.966%	3,540,000	2,238,530
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	1,966,551
PulteGroup, Inc.
03/01/2026	5.500%	737,000	770,408
Taylor Morrison Communities, Inc.(c)
01/15/2028	5.750%	2,000,000	1,979,743
08/01/2030	5.125%	1,114,000	1,050,664
Taylor Morrison Communities, Inc./Holdings II(c)
04/15/2023	5.875%	3,446,000	3,470,841
Total			28,257,621
Independent Energy 0.6%
Aker BP ASA(c)
01/15/2026	2.875%	2,875,000	2,752,880
01/15/2030	3.750%	300,000	279,857
Antero Resources Corp.(c)
02/01/2029	7.625%	600,000	650,182
03/01/2030	5.375%	1,400,000	1,427,043
Apache Corp.
09/01/2040	5.100%	2,560,000	2,379,889
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(c)
11/01/2026	7.000%	600,000	602,630
11/01/2027	9.000%	150,000	203,538
12/31/2028	8.250%	2,500,000	2,543,462
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	814,505
02/01/2039	6.750%	289,000	330,242
Chesapeake Energy Corp.(c)
02/01/2026	5.500%	2,000,000	2,041,946
ConocoPhillips Co.(c)
03/15/2042	3.758%	1,928,000	1,792,258
Continental Resources, Inc.
04/15/2023	4.500%	385,000	388,476
06/01/2024	3.800%	1,683,000	1,694,459
06/01/2044	4.900%	737,000	656,570
Coterra Energy, Inc.(c)
05/15/2027	3.900%	1,850,000	1,823,956
Devon Energy Corp.
09/15/2024	5.250%	78,000	80,636
07/15/2041	5.600%	1,875,000	1,977,567
Diamondback Energy, Inc.
12/01/2026	3.250%	1,905,000	1,894,405
12/01/2029	3.500%	1,830,000	1,737,216
03/24/2031	3.125%	5,055,000	4,601,724
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energean Israel Finance Ltd.(c)
03/30/2024	4.500%	850,000	834,899
03/30/2026	4.875%	786,000	746,116
03/30/2028	5.375%	2,637,000	2,454,844
Hess Corp.
02/15/2041	5.600%	3,032,000	3,112,950
Hilcorp Energy I LP/Finance Co.(c)
04/15/2030	6.000%	825,000	802,413
04/15/2032	6.250%	1,050,000	1,022,959
Lundin Energy Finance BV(c)
07/15/2026	2.000%	4,892,000	4,451,034
07/15/2031	3.100%	1,575,000	1,384,145
Newfield Exploration Co.
07/01/2024	5.625%	8,062,000	8,488,150
Occidental Petroleum Corp.(g)
10/10/2036	0.000%	4,783,000	2,531,783
Pioneer Natural Resources Co.
05/15/2023	0.550%	3,235,000	3,167,299
Santos Finance Ltd.(c)
04/29/2031	3.649%	791,000	683,849
Southwestern Energy Co.
02/01/2029	5.375%	1,295,000	1,304,994
Total			61,658,876
Integrated Energy 0.2%
BP Capital Markets America, Inc.
08/10/2030	1.749%	591,000	502,357
BP Capital Markets PLC(k)
12/31/2059	4.875%	825,000	775,809
Cenovus Energy, Inc.
04/15/2027	4.250%	5,000,000	5,023,613
06/15/2047	5.400%	828,000	842,349
02/15/2052	3.750%	3,750,000	3,026,140
Chevron Corp.
05/11/2050	3.078%	1,540,000	1,296,503
Exxon Mobil Corp.
03/19/2050	4.327%	1,444,000	1,452,798
04/15/2051	3.452%	2,735,000	2,374,220
Lukoil Capital DAC(c)
10/26/2031	3.600%	500,000	254,749
Reliance Industries Ltd.(c)
01/12/2032	2.875%	1,450,000	1,243,731
01/12/2052	3.625%	1,300,000	1,014,611
Shell International Finance BV
11/13/2028	3.875%	398,000	403,044
05/11/2035	4.125%	1,094,000	1,087,931
08/12/2043	4.550%	1,313,000	1,330,083

36	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Total Capital International SA
06/29/2041	2.986%	977,000	811,237
Total			21,439,175
Leisure 0.0%
AMC Entertainment Holdings, Inc.(c),(l)
06/15/2026	12.000%	670,233	513,761
Life Insurance 1.2%
AIG Global Funding(c)
06/17/2024	0.650%	3,880,000	3,683,132
09/22/2025	0.900%	3,545,000	3,238,911
Athene Global Funding(c)
06/29/2026	1.608%	2,930,000	2,623,345
11/12/2026	2.950%	787,000	740,406
03/08/2027	3.205%	4,925,000	4,616,723
03/24/2028	2.500%	3,905,000	3,470,423
08/19/2028	1.985%	4,380,000	3,723,044
01/07/2029	2.717%	320,000	280,945
10/04/2031	2.646%	2,310,000	1,930,251
Brighthouse Financial Global Funding(c)
01/13/2025	1.750%	3,210,000	3,028,083
Brighthouse Financial, Inc.(c)
12/15/2023	1.200%	5,250,000	5,095,463
CNO Global Funding(c)
01/06/2029	2.650%	6,891,000	6,172,557
Corebridge Financial, Inc.(c)
04/05/2032	3.900%	3,094,000	2,949,045
CoreBridge Financial, Inc.(c)
04/05/2029	3.850%	3,971,000	3,816,559
04/05/2042	4.350%	887,000	810,833
04/05/2052	4.400%	409,000	367,358
Empower Finance 2020 LP(c)
09/17/2027	1.357%	917,000	801,782
Equitable Financial Life Global Funding(c)
03/08/2028	1.800%	2,475,000	2,195,315
F&G Global Funding(c)
09/20/2028	2.000%	3,740,000	3,237,290
GA Global Funding Trust(c)
12/08/2023	1.250%	5,675,000	5,483,939
01/06/2027	2.250%	5,780,000	5,295,026
Globe Life, Inc.
06/15/2032	4.800%	1,360,000	1,378,892
Great-West Lifeco US Finance 2020 LP(c)
08/12/2025	0.904%	4,190,000	3,853,796
Hill City Funding Trust(c)
08/15/2041	4.046%	4,935,000	3,821,941
Jackson Financial, Inc.(c)
11/23/2051	4.000%	1,720,000	1,317,185
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jackson National Life Global Funding(c)
01/12/2025	1.750%	5,525,000	5,255,333
Lincoln National Corp.
03/01/2032	3.400%	2,200,000	2,007,445
06/15/2040	7.000%	930,000	1,099,260
Manulife Financial Corp.
03/16/2032	3.703%	2,025,000	1,945,248
New York Life Global Funding(c)
08/01/2031	1.850%	3,755,000	3,137,516
New York Life Insurance Co.(c)
Subordinated
05/15/2050	3.750%	2,545,000	2,182,770
Northwestern Mutual Global Funding(c)
06/01/2028	1.700%	1,265,000	1,136,188
Northwestern Mutual Life Insurance Co. (The)(c)
Subordinated
09/30/2059	3.625%	1,024,000	814,167
Pacific Life Global Funding II(c)
06/24/2025	1.200%	544,000	504,184
04/14/2026	1.375%	697,000	635,309
Pine Street Trust II(c)
02/15/2049	5.568%	1,890,000	1,951,402
Principal Financial Group, Inc.
05/15/2023	3.125%	667,000	670,628
Protective Life Global Funding(c)
01/13/2025	1.646%	4,430,000	4,228,215
03/28/2025	3.218%	3,335,000	3,307,079
Reliance Standard Life Global Funding II(c)
09/19/2023	3.850%	1,465,000	1,478,445
05/07/2025	2.750%	4,340,000	4,219,411
RGA Global Funding(c)
01/18/2029	2.700%	4,390,000	3,986,547
Teachers Insurance & Annuity Association of America(c)
Subordinated
09/15/2044	4.900%	2,040,000	2,035,516
05/15/2047	4.270%	4,785,000	4,453,184
05/15/2050	3.300%	3,980,000	3,145,603
Total			122,125,694
Lodging 0.1%
Marriott International, Inc.
12/01/2023	4.150%	3,885,000	3,939,799
10/15/2032	3.500%	3,400,000	3,058,741
Total			6,998,540
Media and Entertainment 0.4%
Diamond Sports Group LLC/Finance Co.(c)
08/15/2026	5.375%	5,323,000	1,739,879

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	37

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discovery Communications LLC
05/15/2049	5.300%	1,984,000	1,840,966
09/15/2055	4.000%	2,857,000	2,165,296
Gray Television, Inc.(c)
05/15/2027	7.000%	2,495,000	2,536,341
Interpublic Group of Companies, Inc. (The)
04/15/2024	4.200%	333,000	335,955
Magallanes, Inc.(c)
03/15/2027	3.755%	2,401,000	2,330,930
03/15/2032	4.279%	1,060,000	989,565
03/15/2042	5.050%	6,494,000	5,866,715
03/15/2052	5.141%	18,218,000	16,298,783
03/15/2062	5.391%	670,000	599,748
Prosus NV(c)
01/19/2052	4.987%	3,560,000	2,773,361
Sinclair Television Group, Inc.(c)
02/15/2027	5.125%	1,440,000	1,269,636
Take-Two Interactive Software, Inc.
04/14/2032	4.000%	935,000	898,157
Viacom, Inc.
04/30/2036	6.875%	1,955,000	2,201,398
04/01/2044	5.250%	2,312,000	2,111,448
Walt Disney Co. (The)
03/15/2033	6.550%	1,000,000	1,188,306
01/13/2051	3.600%	940,000	826,375
Total			45,972,859
Metals and Mining 0.4%
Anglo American Capital PLC(c)
03/17/2028	2.250%	530,000	472,897
04/01/2030	5.625%	149,000	155,923
03/16/2052	4.750%	3,460,000	3,179,083
First Quantum Minerals Ltd.(c)
04/01/2025	7.500%	2,800,000	2,830,979
Freeport-McMoRan, Inc.
03/01/2030	4.250%	1,465,000	1,387,753
11/14/2034	5.400%	5,000,000	5,120,579
Glencore Funding LLC(c)
03/12/2024	4.125%	1,375,000	1,385,446
Kinross Gold Corp.
07/15/2027	4.500%	1,239,000	1,252,551
Newmont Corp.
10/01/2030	2.250%	3,215,000	2,765,466
Novelis Corp.(c)
01/30/2030	4.750%	2,535,000	2,408,025
Nucor Corp.
05/23/2025	3.950%	2,445,000	2,472,473
05/23/2027	4.300%	690,000	701,347
04/01/2052	3.850%	790,000	680,650
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rain CII Carbon LLC/Corp.(c)
04/01/2025	7.250%	1,805,000	1,738,381
Rio Tinto Finance USA, Ltd.
11/02/2051	2.750%	216,000	165,121
South32 Treasury Ltd.(c)
04/14/2032	4.350%	324,000	310,118
Southern Copper Corp.
11/08/2022	3.500%	130,000	130,169
04/23/2025	3.875%	600,000	598,807
Steel Dynamics, Inc.
06/15/2025	2.400%	491,000	472,569
10/15/2027	1.650%	747,000	657,804
01/15/2031	3.250%	1,510,000	1,374,835
Teck Resources Ltd.
10/01/2035	6.125%	1,675,000	1,843,066
08/15/2040	6.000%	704,000	731,658
07/15/2041	6.250%	4,084,000	4,424,122
02/01/2043	5.400%	574,000	555,367
Vedanta Resources Finance II PLC(c)
03/11/2025	8.950%	200,000	181,940
Total			37,997,129
Midstream 1.0%
AmeriGas Partners LP/Finance Corp.
05/20/2024	5.625%	2,500,000	2,543,974
08/20/2026	5.875%	2,300,000	2,338,210
Boardwalk Pipelines LP
09/01/2032	3.600%	1,980,000	1,752,371
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	177,000	182,467
11/15/2029	3.700%	665,000	629,245
Colonial Enterprises, Inc.(c)
05/15/2030	3.250%	3,505,000	3,272,083
Colorado Interstate Gas Co. LLC/Issuing Corp.(c)
08/15/2026	4.150%	2,290,000	2,288,896
Crestwood Midstream Partners LP/Finance Corp.(c)
05/01/2027	5.625%	2,595,000	2,502,318
EIG Pearl Holdings Sarl(c)
08/31/2036	3.545%	900,000	798,313
Enable Midstream Partners LP
05/15/2028	4.950%	3,405,000	3,426,766
Enbridge, Inc.(k)
07/15/2080	5.750%	1,213,000	1,154,022
Energy Transfer Operating LP
03/15/2023	4.250%	1,890,000	1,904,224
01/15/2024	5.875%	2,481,000	2,556,446
06/01/2027	5.500%	1,758,000	1,827,571
06/15/2028	4.950%	1,000,000	1,016,377
04/15/2047	5.300%	1,560,000	1,426,866

38	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Partners LP
03/15/2035	4.900%	164,000	155,084
06/15/2038	5.800%	646,000	639,370
10/01/2043	5.950%	280,000	274,622
03/15/2045	5.150%	2,220,000	2,023,244
Energy Transfer Partners LP/Regency Finance Corp.
11/01/2023	4.500%	2,409,000	2,438,120
Enterprise Products Operating LLC
02/15/2024	3.900%	500,000	505,956
05/15/2046	4.900%	1,400,000	1,361,568
Enterprise Products Operating LLC(k)
08/16/2077	4.875%	648,000	546,187
Galaxy Pipeline Assets Bidco Ltd.(c)
03/31/2034	2.160%	821,535	719,032
09/30/2040	2.940%	442,175	374,301
Hess Midstream Operations LP(c)
02/15/2030	4.250%	2,745,000	2,524,844
Kinder Morgan Energy Partners LP
09/01/2024	4.250%	482,000	489,090
03/15/2032	7.750%	635,000	749,021
09/01/2039	6.500%	1,000,000	1,085,109
Kinder Morgan, Inc.
06/01/2045	5.550%	578,000	589,049
Magellan Midstream Partners LP
09/15/2046	4.250%	320,000	283,106
MPLX LP
12/01/2024	4.875%	325,000	332,671
06/01/2025	4.875%	1,568,000	1,605,284
03/01/2026	1.750%	651,000	597,372
03/15/2028	4.000%	1,066,000	1,044,123
08/15/2030	2.650%	456,000	396,563
03/01/2047	5.200%	1,815,000	1,738,707
12/01/2047	5.200%	606,000	567,991
04/15/2048	4.700%	942,000	843,293
02/15/2049	5.500%	1,073,000	1,070,564
03/14/2052	4.950%	3,305,000	3,025,110
NGPL PipeCo LLC(c)
08/15/2027	4.875%	412,000	416,100
Northern Natural Gas Co.(c)
10/16/2051	3.400%	496,000	390,428
ONEOK Partners LP
02/01/2041	6.125%	562,000	566,468
09/15/2043	6.200%	721,000	710,123
ONEOK, Inc.
09/15/2025	2.200%	506,000	476,904
03/15/2030	3.100%	354,000	316,107
07/13/2047	4.950%	2,050,000	1,840,039
03/15/2050	4.500%	6,830,000	5,779,663
01/15/2051	7.150%	1,035,000	1,161,886
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	1,807,000	1,829,676
12/15/2026	4.500%	771,000	777,921
12/15/2029	3.550%	1,452,000	1,343,547
09/15/2030	3.800%	650,000	601,917
06/01/2042	5.150%	2,303,000	2,040,067
02/15/2045	4.900%	1,054,000	914,232
Rockies Express Pipeline LLC(c)
07/15/2029	4.950%	2,435,000	2,228,674
05/15/2030	4.800%	1,500,000	1,317,303
Ruby Pipeline LLC(c),(m)
04/01/2022	7.750%	1,727,273	1,528,687
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,472,000	2,548,263
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,319,503
Sunoco Logistics Partners Operations LP
04/01/2044	5.300%	1,239,000	1,130,347
05/15/2045	5.350%	25,000	22,928
10/01/2047	5.400%	2,585,000	2,387,319
Tallgrass Energy Partners LP/Finance Corp.(c)
10/01/2025	7.500%	1,875,000	1,927,764
01/15/2028	5.500%	142,000	131,947
Targa Resources Partners LP/Finance Corp.
01/15/2028	5.000%	837,000	820,330
Texas Eastern Transmission LP(c)
10/15/2022	2.800%	1,000,000	999,170
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	293,000	271,814
03/15/2048	4.600%	4,875,000	4,550,859
Venture Global Calcasieu Pass LLC(c)
08/15/2029	3.875%	750,000	710,383
Western Gas Partners LP
03/01/2048	5.300%	2,430,000	2,225,905
Williams Companies, Inc. (The)
01/15/2025	3.900%	1,050,000	1,054,773
09/15/2025	4.000%	2,327,000	2,337,928
Williams Partners LP
03/04/2024	4.300%	2,787,000	2,827,901
03/04/2044	5.400%	341,000	340,901
Total			107,447,307
Natural Gas 0.2%
Boston Gas Co.(c)
08/01/2027	3.150%	1,472,000	1,393,978
KeySpan Corp.
11/15/2030	8.000%	670,000	826,648

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	39

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NiSource, Inc.
02/15/2031	1.700%	795,000	637,609
06/15/2041	5.950%	394,000	416,083
ONE Gas, Inc.
03/11/2024	1.100%	1,224,000	1,178,921
Piedmont Natural Gas Co., Inc.
06/01/2050	3.350%	453,000	355,716
Promigas SA ESP/Gases del Pacifico SAC(c)
10/16/2029	3.750%	300,000	256,955
Sempra Energy
04/01/2029	3.700%	1,875,000	1,808,834
02/01/2038	3.800%	983,000	870,984
02/01/2048	4.000%	1,338,000	1,180,677
Sempra Energy(k)
12/31/2049	4.875%	764,000	740,752
04/01/2052	4.125%	5,768,000	5,031,135
South Jersey Industries, Inc.
Junior Subordinated
04/15/2031	5.020%	2,300,000	2,098,840
Southern Co. Gas Capital Corp.
03/15/2041	5.875%	1,940,000	2,121,846
05/30/2047	4.400%	443,000	400,817
Southwest Gas Corp.
03/15/2032	4.050%	668,000	633,799
08/15/2051	3.180%	2,930,000	2,109,285
Washington Gas Light Co.
09/15/2049	3.650%	587,000	503,091
Total			22,565,970
Office REIT 0.2%
Boston Properties LP
01/30/2031	3.250%	314,000	281,503
Hudson Pacific Properties LP
11/01/2027	3.950%	2,725,000	2,641,531
Kilroy Realty LP
12/15/2024	3.450%	1,338,000	1,323,626
11/15/2033	2.650%	4,550,000	3,629,250
Office Properties Income Trust
02/01/2025	4.500%	1,270,000	1,249,264
02/01/2027	2.400%	1,455,000	1,249,549
10/15/2031	3.450%	3,285,000	2,544,478
Piedmont Operating Partnership LP
08/15/2030	3.150%	1,675,000	1,441,456
04/01/2032	2.750%	694,000	559,555
SL Green Operating Partnership LP
10/15/2022	3.250%	6,055,000	6,050,494
Total			20,970,706
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.0%
Baker Hughes Holdings LLC/Co-Obligor, Inc.
12/15/2026	2.061%	523,000	488,833
Schlumberger Holdings Corp.(c)
05/01/2024	3.750%	608,000	613,998
05/17/2028	3.900%	2,053,000	2,012,994
Transocean Poseidon Ltd.(c)
02/01/2027	6.875%	1,045,313	991,532
Transocean Proteus Ltd.(c)
12/01/2024	6.250%	778,000	754,031
Total			4,861,388
Other Financial Institutions 0.2%
Five Point Operating Co. LP/Capital Corp.(c)
11/15/2025	7.875%	2,350,000	2,276,354
Greystar Real Estate Partners LLC(c)
12/01/2025	5.750%	2,175,000	2,183,504
Greystone Commercial Capital Trust(c),(d),(h),(j)
1-month USD LIBOR + 2.270% 05/31/2025	3.157%	9,200,000	9,200,000
Howard Hughes Corp. (The)(c)
08/01/2028	5.375%	500,000	486,915
02/01/2031	4.375%	750,000	666,919
LeasePlan Corp NV(c)
10/24/2024	2.875%	3,440,000	3,336,353
Mitsubishi UFJ Lease & Finance Co., Ltd.(c)
09/19/2022	2.652%	3,905,000	3,905,799
Nationstar Mortgage Holdings Inc.(c)
08/15/2028	5.500%	1,150,000	1,085,307
Nationstar Mortgage Holdings, Inc.(c)
12/15/2030	5.125%	700,000	628,800
ORIX Corp.
12/04/2024	3.250%	1,560,000	1,555,891
Total			25,325,842
Other Industry 0.2%
AECOM
03/15/2027	5.125%	710,000	708,626
CK Hutchison International 21 Ltd.(c)
04/15/2031	2.500%	2,100,000	1,832,923
Gohl Capital Ltd.(c)
01/24/2027	4.250%	1,050,000	972,193
Massachusetts Institute of Technology
07/01/2114	4.678%	1,768,000	1,827,654
07/01/2116	3.885%	1,850,000	1,586,670
Northwestern University
12/01/2057	3.662%	1,350,000	1,198,925

40	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PowerTeam Services LLC(c)
12/04/2025	9.033%	594,000	469,015
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	2,634,858
07/15/2056	3.300%	2,230,000	1,919,343
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	1,608,374
University of Southern California
10/01/2039	3.028%	4,525,000	3,907,675
Total			18,666,256
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%	2,960,000	2,609,370
American Campus Communities Operating Partnership LP
04/15/2023	3.750%	2,400,000	2,414,194
07/01/2024	4.125%	3,865,000	3,918,415
01/15/2029	2.250%	3,476,000	3,265,113
CubeSmart LP
12/15/2028	2.250%	959,000	842,991
Extra Space Storage LP
04/01/2029	3.900%	1,375,000	1,322,734
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,043,011
02/01/2026	4.500%	520,000	519,847
Ladder Capital Finance Holdings LLLP/Corp.(c)
06/15/2029	4.750%	2,745,000	2,471,740
Life Storage LP
12/15/2027	3.875%	2,000,000	1,952,749
10/15/2030	2.200%	936,000	773,675
10/15/2031	2.400%	3,430,000	2,828,122
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(c)
06/01/2025	7.500%	2,150,000	2,232,452
Public Storage
11/09/2028	1.950%	472,000	419,128
Sun Communities Operating LP
04/15/2032	4.200%	1,342,000	1,263,814
WP Carey, Inc.
04/01/2033	2.250%	4,080,000	3,250,446
Total			31,127,801
Other Utility 0.1%
American Water Capital Corp.
06/01/2032	4.450%	2,330,000	2,391,510
Essential Utilities, Inc.
05/01/2052	5.300%	3,030,000	3,150,432
Total			5,541,942
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.2%
Amcor Flexibles North America, Inc.
05/17/2025	4.000%	3,022,000	3,033,985
Ardagh Packaging Finance PLC/Holdings USA, Inc.(c)
08/15/2027	5.250%	3,000,000	2,504,481
Ball Corp.
03/15/2026	4.875%	600,000	610,897
Berry Global Escrow Corp.(c)
07/15/2026	4.875%	1,680,000	1,652,728
07/15/2027	5.625%	1,300,000	1,293,766
Berry Global, Inc.
02/15/2024	0.950%	805,000	764,975
01/15/2026	1.570%	3,405,000	3,100,492
01/15/2027	1.650%	1,163,000	1,039,572
Pactiv Evergreen Group Issuer LLC/Inc.(c)
10/15/2028	4.375%	1,475,000	1,333,016
Reynolds Group Issuer, Inc./LLC(c)
10/15/2027	4.000%	1,125,000	1,018,650
Sealed Air Corp.(c)
10/15/2026	1.573%	857,000	762,851
Silgan Holdings, Inc.
02/01/2028	4.125%	1,320,000	1,268,997
Sonoco Products Co.
02/01/2027	2.250%	1,377,000	1,273,925
02/01/2032	2.850%	469,000	407,865
Trivium Packaging Finance BV(c)
08/15/2026	5.500%	1,450,000	1,441,800
Total			21,508,000
Paper 0.1%
Cascades, Inc./USA(c)
01/15/2028	5.375%	1,180,000	1,092,943
Celulosa Arauco y Constitucion SA
11/02/2027	3.875%	700,000	669,993
Celulosa Arauco y Constitucion SA(c)
04/30/2029	4.250%	500,000	474,288
Georgia-Pacific LLC(c)
05/15/2026	0.950%	1,245,000	1,124,044
Inversiones CMPC SA(c)
04/04/2027	4.375%	1,025,000	1,015,463
Klabin Austria GmbH(c)
01/12/2031	3.200%	500,000	408,703
Suzano Austria GmbH
01/15/2029	6.000%	275,000	282,722
01/15/2030	5.000%	825,000	799,739
01/15/2031	3.750%	1,000,000	887,477
Total			6,755,372

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	41

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.1%
AbbVie, Inc.
11/06/2022	2.900%	2,093,000	2,100,113
11/21/2026	2.950%	838,000	814,478
03/15/2035	4.550%	4,719,000	4,785,049
05/14/2035	4.500%	4,783,000	4,850,119
05/14/2036	4.300%	2,335,000	2,290,789
11/21/2039	4.050%	7,095,000	6,611,554
10/01/2042	4.625%	1,000,000	973,690
11/06/2042	4.400%	3,793,000	3,633,435
05/14/2045	4.700%	2,329,000	2,315,755
05/14/2046	4.450%	511,000	489,979
11/21/2049	4.250%	3,555,000	3,310,272
Amgen, Inc.
02/22/2032	3.350%	570,000	538,155
01/15/2052	3.000%	4,360,000	3,255,122
02/22/2052	4.200%	2,450,000	2,261,951
02/22/2062	4.400%	1,430,000	1,308,241
AstraZeneca Finance LLC
05/28/2028	1.750%	677,000	612,278
Bausch Health Companies, Inc.(c)
01/30/2028	5.000%	1,100,000	702,819
02/15/2029	5.000%	100,000	59,879
02/15/2029	6.250%	3,475,000	2,166,150
05/30/2029	7.250%	2,000,000	1,320,795
01/30/2030	5.250%	1,810,000	1,058,373
02/15/2031	5.250%	1,200,000	705,161
Bayer US Finance II LLC(c)
07/15/2024	3.375%	3,555,000	3,531,950
12/15/2025	4.250%	1,445,000	1,461,255
12/15/2028	4.375%	4,480,000	4,487,080
07/15/2034	4.200%	844,000	810,312
06/25/2038	4.625%	1,000,000	944,408
07/15/2044	4.400%	2,799,000	2,434,969
06/25/2048	4.875%	3,505,000	3,333,414
Bayer US Finance LLC(c)
10/08/2024	3.375%	520,000	515,782
Bristol Myers Squibb Co.
06/15/2039	4.125%	1,346,000	1,327,075
03/15/2052	3.700%	2,420,000	2,193,311
Bristol-Myers Squibb Co.
08/15/2025	3.875%	74,000	75,414
05/15/2044	4.625%	555,000	571,641
11/15/2047	4.350%	2,060,000	2,057,784
CSL Finance PLC(c)
04/27/2029	4.050%	926,000	927,665
04/27/2032	4.250%	2,852,000	2,853,557
04/27/2042	4.625%	540,000	529,303
04/27/2052	4.750%	945,000	939,592
04/27/2062	4.950%	402,000	400,654
Endo Dac/Finance LLC/Finco, Inc.(c)
06/30/2028	6.000%	3,801,000	268,180
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jazz Securities DAC(c)
01/15/2029	4.375%	963,000	931,930
Johnson & Johnson
12/05/2033	4.375%	1,975,000	2,110,828
03/03/2037	3.625%	2,280,000	2,239,608
01/15/2038	3.400%	2,790,000	2,608,821
03/01/2046	3.700%	409,000	389,796
Merck & Co., Inc.
12/10/2051	2.750%	538,000	418,052
12/10/2061	2.900%	538,000	408,314
Mylan NV
06/15/2046	5.250%	290,000	258,677
Mylan, Inc.(c)
01/15/2023	3.125%	2,480,000	2,476,412
Mylan, Inc.
04/15/2048	5.200%	4,431,000	3,892,392
Organon Finance 1 LLC(c)
04/30/2028	4.125%	1,350,000	1,291,538
Roche Holdings, Inc.(c)
12/13/2028	1.930%	990,000	896,936
12/13/2051	2.607%	840,000	641,480
Royalty Pharma PLC
09/02/2025	1.200%	385,000	353,193
09/02/2027	1.750%	489,000	432,488
09/02/2030	2.200%	3,728,000	3,110,943
09/02/2050	3.550%	2,389,000	1,756,247
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	1,050,000	1,046,987
Viatris, Inc.
06/22/2030	2.700%	1,354,000	1,138,499
06/22/2040	3.850%	5,932,000	4,612,373
06/22/2050	4.000%	3,497,000	2,589,822
Total			109,432,839
Property & Casualty 0.8%
Alleghany Corp.
05/15/2030	3.625%	622,000	599,069
American Financial Group, Inc.
08/15/2026	3.500%	2,120,000	2,158,885
American International Group, Inc.
04/01/2026	3.900%	904,000	908,314
Aon Corp./Global Holdings PLC
12/02/2031	2.600%	4,495,000	3,886,479
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	963,108
Arthur J. Gallagher & Co.
03/09/2052	3.050%	6,725,000	4,882,633

42	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Assurant, Inc.
09/27/2023	4.200%	2,360,000	2,390,191
02/22/2030	3.700%	1,424,000	1,299,763
Berkshire Hathaway Finance Corp.
01/15/2049	4.250%	871,000	858,043
10/15/2050	2.850%	386,000	296,583
03/15/2052	3.850%	5,144,000	4,689,745
Berkshire Hathaway, Inc.
03/15/2026	3.125%	4,674,000	4,676,310
Brown & Brown, Inc.
03/17/2052	4.950%	2,705,000	2,498,992
CNA Financial Corp.
08/15/2027	3.450%	3,828,000	3,722,042
Everest Reinsurance Holdings, Inc.
10/15/2052	3.125%	5,665,000	4,200,016
Fairfax Financial Holdings Ltd.
03/03/2031	3.375%	6,300,000	5,643,297
Farmers Exchange Capital(c)
Subordinated
07/15/2028	7.050%	800,000	890,532
07/15/2048	7.200%	1,290,000	1,567,286
Farmers Exchange Capital II(c),(k)
Subordinated
11/01/2053	6.151%	2,700,000	2,951,214
Farmers Insurance Exchange(c)
05/01/2024	8.625%	1,165,000	1,258,493
Hartford Financial Services Group Inc. (The)(c),(d)
3-month USD LIBOR + 2.125% 02/12/2047	3.536%	2,265,000	1,935,244
Hartford Financial Services Group, Inc. (The)
10/15/2036	5.950%	283,000	318,990
Liberty Mutual Group, Inc.(c)
06/15/2023	4.250%	275,000	277,681
10/15/2050	3.951%	2,080,000	1,701,488
Markel Corp.
05/20/2049	5.000%	5,095,000	5,080,433
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(c),(k)
Subordinated
05/23/2042	5.875%	1,229,000	1,276,546
Nationwide Mutual Insurance Co.(c),(d)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	3.116%	5,725,000	5,720,864
Old Republic International Corp.
06/11/2051	3.850%	1,133,000	919,306
PartnerRe Finance B LLC(k)
10/01/2050	4.500%	2,471,000	2,205,112
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trustage Financial Group, Inc.(c)
04/15/2032	4.625%	2,135,000	2,050,485
Willis North America, Inc.
06/15/2027	4.650%	4,110,000	4,139,451
09/15/2029	2.950%	2,000,000	1,797,305
WR Berkley Corp.
05/12/2050	4.000%	1,480,000	1,292,085
XLIT Ltd.
03/31/2045	5.500%	590,000	638,322
Subordinated
03/31/2025	4.450%	1,819,000	1,856,951
Total			81,551,258
Railroads 0.1%
Burlington Northern Santa Fe LLC
03/15/2043	4.450%	304,000	300,676
09/01/2043	5.150%	953,000	1,034,577
08/01/2046	3.900%	711,000	656,275
Burlington Northern Santa Fe LLC(b)
01/15/2053	4.450%	4,898,000	4,931,012
CSX Corp.
05/30/2042	4.750%	482,000	481,311
08/01/2054	4.500%	231,000	223,688
11/01/2066	4.250%	2,355,000	2,094,751
Kansas City Southern
05/01/2050	3.500%	3,280,000	2,687,517
Norfolk Southern Corp.
05/15/2121	4.100%	372,000	297,936
Union Pacific Corp.
02/14/2042	3.375%	1,500,000	1,307,650
02/14/2053	3.500%	1,760,000	1,522,692
Total			15,538,085
Refining 0.1%
Marathon Petroleum Corp.
05/01/2025	4.700%	579,000	595,771
09/15/2044	4.750%	1,018,000	934,526
09/15/2054	5.000%	310,000	284,352
Phillips 66
02/15/2024	0.900%	333,000	321,793
Phillips 66 Co.(c)
02/15/2045	4.680%	1,300,000	1,254,677
Valero Energy Corp.
04/15/2025	2.850%	459,000	450,255
12/01/2031	2.800%	3,235,000	2,827,654
Total			6,669,028

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	43

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(c)
10/15/2030	4.000%	2,645,000	2,331,267
Brinker International, Inc.(c)
10/01/2024	5.000%	1,850,000	1,789,045
Fertitta Entertainment LLC/Finance Co., Inc.(c)
01/15/2029	4.625%	1,500,000	1,364,213
McDonald’s Corp.
09/01/2049	3.625%	910,000	785,163
Total			6,269,688
Retail REIT 0.1%
Kimco Realty Corp.
03/01/2024	2.700%	2,158,000	2,136,492
Kite Realty Group LP
10/01/2026	4.000%	409,000	399,376
Realty Income Corp.
06/01/2026	4.875%	664,000	689,199
08/15/2027	3.950%	193,000	193,317
Simon Property Group LP
02/01/2028	1.750%	2,610,000	2,302,116
Total			5,720,500
Retailers 0.5%
Alimentation Couche-Tard, Inc.(c)
07/26/2027	3.550%	2,000,000	1,912,818
Amazon.com, Inc.
02/22/2023	2.400%	3,635,000	3,643,030
05/12/2031	2.100%	1,147,000	1,011,270
04/13/2032	3.600%	4,009,000	3,970,091
05/12/2041	2.875%	1,777,000	1,484,001
04/13/2052	3.950%	640,000	614,679
04/13/2062	4.100%	645,000	619,664
Asbury Automotive Group, Inc.
03/01/2030	4.750%	1,375,000	1,260,598
AutoNation, Inc.
11/15/2024	3.500%	2,185,000	2,171,995
10/01/2025	4.500%	2,465,000	2,506,144
03/01/2032	3.850%	3,145,000	2,822,046
AutoZone, Inc.
04/21/2026	3.125%	415,000	405,975
01/15/2031	1.650%	1,175,000	947,377
Best Buy Co., Inc.
10/01/2030	1.950%	1,000,000	820,857
Dick’s Sporting Goods, Inc.
01/15/2052	4.100%	2,690,000	1,888,152
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Falabella SA(c)
10/30/2027	3.750%	450,000	423,214
01/15/2032	3.375%	515,000	438,648
Gap Inc. (The)(c)
10/01/2029	3.625%	1,550,000	1,136,248
Gap, Inc. (The)(c)
10/01/2031	3.875%	2,745,000	1,954,064
Home Depot, Inc. (The)
04/15/2052	3.625%	386,000	344,157
Kontoor Brands, Inc.(c)
11/15/2029	4.125%	475,000	405,121
L Brands, Inc.
07/01/2036	6.750%	2,800,000	2,498,730
Lowe’s Companies, Inc.
04/01/2052	4.250%	944,000	854,787
04/01/2062	4.450%	539,000	486,196
Magic MergeCo, Inc.(c)
05/01/2029	7.875%	1,400,000	1,004,720
Sally Holdings LLC/Capital, Inc.
12/01/2025	5.625%	2,000,000	1,951,317
Sonic Automotive Inc.(c)
11/15/2031	4.875%	2,400,000	2,078,945
Tapestry, Inc.
03/15/2032	3.050%	1,120,000	949,701
Target Corp.
01/15/2052	2.950%	526,000	423,386
Tractor Supply Co.
11/01/2030	1.750%	3,885,000	3,142,405
Walgreens Boots Alliance Inc.
11/17/2023	0.950%	5,730,000	5,574,868
Wolverine World Wide, Inc.(c)
08/15/2029	4.000%	2,710,000	2,256,534
Total			52,001,738
Supermarkets 0.1%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%	1,800,000	2,058,568
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(c)
02/15/2028	5.875%	490,000	481,452
03/15/2029	3.500%	2,195,000	1,914,092
C&S Group Enterprises LLC(c)
12/15/2028	5.000%	2,700,000	2,249,889
InRetail Consumer(c)
03/22/2028	3.250%	1,300,000	1,123,864
Total			7,827,865

44	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supranational 0.1%
Corporación Andina de Fomento
06/15/2022	4.375%	400,000	400,330
01/06/2023	2.750%	3,000,000	3,005,070
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	2,790,990
07/15/2027	6.750%	4,000,000	4,592,510
International Bank for Reconstruction & Development(g)
09/17/2030	0.000%	1,550,000	1,179,467
North American Development Bank
10/26/2022	2.400%	514,000	513,972
Total			12,482,339
Technology 1.8%
Apple, Inc.
02/23/2036	4.500%	371,000	399,659
05/11/2050	2.650%	5,095,000	3,984,407
02/08/2051	2.650%	2,647,000	2,052,187
02/08/2061	2.800%	1,887,000	1,420,939
08/05/2061	2.850%	749,000	572,720
Avnet, Inc.
06/01/2032	5.500%	4,418,000	4,444,111
Boxer Parent Co., Inc.(c)
03/01/2026	9.125%	2,500,000	2,433,985
Broadcom, Inc.
10/15/2024	3.625%	320,000	321,243
11/15/2032	4.300%	1,030,000	975,585
Broadcom, Inc.(c)
04/15/2029	4.000%	2,765,000	2,643,313
04/15/2034	3.469%	1,400,000	1,197,424
11/15/2035	3.137%	8,071,000	6,601,939
11/15/2036	3.187%	6,720,000	5,393,769
CDW LLC/Finance Corp.
05/01/2025	4.125%	2,500,000	2,474,603
12/01/2028	3.276%	5,270,000	4,741,878
02/15/2029	3.250%	857,000	757,948
Citrix Systems, Inc.
03/01/2026	1.250%	777,000	762,289
03/01/2030	3.300%	222,000	219,917
CommScope Technologies LLC(c)
06/15/2025	6.000%	2,773,000	2,587,891
03/15/2027	5.000%	1,450,000	1,210,434
CommScope, Inc.(c)
09/01/2029	4.750%	1,500,000	1,328,372
Corning, Inc.
11/15/2079	5.450%	438,000	436,081
Dell International LLC/EMC Corp.
06/15/2026	6.020%	870,000	920,493
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DXC Technology Co.
09/15/2026	1.800%	612,000	551,214
09/15/2028	2.375%	6,457,000	5,683,255
Entegris Escrow Corp.(c)
04/15/2029	4.750%	3,205,000	3,049,538
Fidelity National Information Services, Inc.
03/01/2041	3.100%	2,890,000	2,244,463
Fiserv, Inc.
07/01/2024	2.750%	699,000	689,207
07/01/2029	3.500%	817,000	768,752
Flex Ltd.
06/15/2029	4.875%	1,205,000	1,202,972
Global Payments, Inc.
11/15/2024	1.500%	3,215,000	3,053,813
02/15/2025	2.650%	2,891,000	2,809,937
03/01/2026	1.200%	1,217,000	1,099,442
HP, Inc.
04/15/2029	4.000%	2,009,000	1,923,291
06/17/2031	2.650%	964,000	807,046
04/15/2032	4.200%	5,175,000	4,826,871
Infor, Inc.(c)
07/15/2023	1.450%	2,511,000	2,454,836
Intel Corp.
08/12/2041	2.800%	1,687,000	1,349,336
11/15/2049	3.250%	4,155,000	3,433,779
08/12/2051	3.050%	1,685,000	1,331,586
02/15/2060	3.100%	527,000	401,306
08/12/2061	3.200%	671,000	520,240
International Business Machines Corp.
05/15/2026	3.300%	1,892,000	1,880,958
J2 Global, Inc.(c)
10/15/2030	4.625%	2,247,000	1,968,079
Jabil, Inc.
05/15/2027	4.250%	3,780,000	3,757,568
Kyndryl Holdings Inc.(c)
10/15/2026	2.050%	720,000	633,567
10/15/2028	2.700%	1,623,000	1,352,619
10/15/2031	3.150%	708,000	543,219
Leidos, Inc.
02/15/2031	2.300%	845,000	701,731
Marvell Technology, Inc.
06/22/2023	4.200%	3,740,000	3,774,393
Microchip Technology, Inc.
09/01/2023	2.670%	6,239,000	6,196,323
02/15/2024	0.972%	345,000	330,855
Microsoft Corp.
03/17/2052	2.921%	3,166,000	2,637,213
03/17/2062	3.041%	4,290,000	3,521,915

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	45

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Motorola Solutions, Inc.
06/01/2032	5.600%	4,985,000	5,150,787
NetApp, Inc.
06/22/2025	1.875%	1,845,000	1,748,024
NXP BV/Funding LLC
03/01/2026	5.350%	1,056,000	1,094,025
NXP BV/Funding LLC/USA, Inc.
06/01/2027	4.400%	670,000	672,553
05/01/2030	3.400%	415,000	381,869
11/30/2051	3.250%	700,000	502,597
ON Semiconductor Corp.(c)
09/01/2028	3.875%	740,000	703,519
Open Text Holdings, Inc.(c)
12/01/2031	4.125%	2,815,000	2,533,500
Oracle Corp.
11/15/2027	3.250%	2,409,000	2,257,134
03/25/2028	2.300%	903,000	798,409
03/25/2031	2.875%	1,620,000	1,382,821
11/15/2037	3.800%	1,095,000	908,734
03/25/2041	3.650%	739,000	579,256
11/15/2047	4.000%	1,093,000	857,218
04/01/2050	3.600%	2,401,000	1,738,925
03/25/2051	3.950%	6,150,000	4,727,221
Panasonic Corp.(c)
07/19/2022	2.536%	3,975,000	3,973,504
PayPal Holdings, Inc.
10/01/2026	2.650%	964,000	935,139
10/01/2029	2.850%	251,000	233,168
06/01/2032	4.400%	663,000	672,275
06/01/2052	5.050%	5,532,000	5,692,194
06/01/2062	5.250%	1,051,000	1,064,722
Qorvo, Inc.(c)
12/15/2024	1.750%	1,200,000	1,142,041
QUALCOMM, Inc.
05/20/2052	4.500%	5,120,000	5,176,685
RELX Capital, Inc.
05/20/2032	4.750%	1,500,000	1,543,958
Renesas Electronics Corp.(c)
11/25/2026	2.170%	545,000	493,553
S&P Global, Inc.(c)
08/01/2028	4.750%	1,875,000	1,953,353
03/01/2029	2.700%	1,348,000	1,253,090
03/01/2052	3.700%	1,030,000	923,759
03/01/2062	3.900%	370,000	333,178
Salesforce.com, Inc.
07/15/2041	2.700%	936,000	750,163
Seagate HDD Cayman
03/01/2024	4.875%	2,305,000	2,368,587
07/15/2031	3.375%	1,445,000	1,242,862
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies, Inc.(c)
02/15/2031	3.750%	1,435,000	1,284,076
SYNNEX Corp.(c)
08/09/2026	1.750%	314,000	279,929
Tempo Acquisition LLC/Finance Corp.(c)
06/01/2025	5.750%	1,550,000	1,553,218
Tencent Holdings Ltd.(c)
04/22/2051	3.840%	2,760,000	2,158,565
TSMC Arizona Corp.
04/22/2052	4.500%	6,540,000	6,582,059
Visa, Inc.
12/14/2045	4.300%	1,658,000	1,693,155
VMware, Inc.
08/15/2026	1.400%	1,441,000	1,292,541
08/15/2028	1.800%	621,000	529,436
Western Digital Corp.
02/01/2032	3.100%	490,000	398,506
Western Union Co. (The)
06/09/2023	4.250%	3,050,000	3,083,369
03/15/2026	1.350%	140,000	126,907
Workday, Inc.
04/01/2027	3.500%	533,000	524,535
04/01/2032	3.800%	291,000	274,638
Total			188,950,268
Tobacco 0.5%
Altria Group, Inc.
02/14/2029	4.800%	89,000	88,956
05/06/2030	3.400%	1,280,000	1,152,387
02/04/2032	2.450%	1,308,000	1,054,429
02/14/2039	5.800%	299,000	295,703
02/04/2041	3.400%	3,910,000	2,847,575
02/14/2049	5.950%	290,000	279,167
02/04/2051	3.700%	2,159,000	1,513,872
BAT Capital Corp.
04/02/2027	4.700%	800,000	799,962
08/15/2027	3.557%	748,000	706,093
03/25/2028	2.259%	3,280,000	2,841,832
03/25/2031	2.726%	2,352,000	1,950,498
03/16/2032	4.742%	5,395,000	5,089,459
08/15/2037	4.390%	1,710,000	1,471,453
09/25/2040	3.734%	562,000	420,434
08/15/2047	4.540%	5,800,000	4,590,651
03/16/2052	5.650%	2,800,000	2,547,877
BAT International Finance PLC
03/16/2028	4.448%	8,000,000	7,792,871
Imperial Brands Finance PLC(c)
07/26/2024	3.125%	2,000,000	1,956,357
07/21/2025	4.250%	2,000,000	1,987,930

46	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Philip Morris International, Inc.
08/21/2042	3.875%	549,000	453,165
Reynolds American, Inc.
06/12/2025	4.450%	1,325,000	1,342,930
08/15/2035	5.700%	1,267,000	1,257,422
08/04/2041	7.000%	1,127,000	1,182,555
09/15/2043	6.150%	501,000	485,177
08/15/2045	5.850%	4,327,000	4,030,026
Vector Group Ltd.(c)
02/01/2029	5.750%	3,250,000	2,926,361
Total			51,065,142
Transportation Services 0.3%
Element Fleet Management Corp.(c)
06/15/2025	3.850%	3,850,000	3,843,750
ENA Master Trust(c)
05/19/2048	4.000%	375,000	332,662
ERAC USA Finance LLC(c)
11/01/2025	3.800%	2,500,000	2,503,677
12/01/2026	3.300%	3,435,000	3,342,796
03/15/2042	5.625%	1,689,000	1,770,099
11/01/2046	4.200%	1,041,000	910,293
FedEx Corp.
02/01/2035	3.900%	377,000	350,100
02/15/2048	4.050%	909,000	790,433
FedEx Corp. Pass-Through Trust
Series 2020-1 Class AA
02/20/2034	1.875%	677,886	593,790
GXO Logistics, Inc.(c)
07/15/2026	1.650%	476,000	422,010
Penske Truck Leasing Co. LP/Finance Corp.(c)
11/15/2025	1.200%	842,000	765,484
Penske Truck Leasing Co. LP/PTL Finance Corp.(c)
06/15/2026	1.700%	1,236,000	1,125,900
Penske Truck Leasing Co., LP/Finance Corp.(c)
08/01/2023	4.125%	5,245,000	5,298,017
07/15/2025	4.000%	905,000	905,469
Ryder System, Inc.
06/01/2025	4.625%	2,395,000	2,435,118
03/01/2027	2.850%	2,350,000	2,226,080
06/15/2027	4.300%	1,755,000	1,750,089
Triton Container International Ltd.(c)
04/15/2026	2.050%	617,000	559,113
06/15/2031	3.150%	677,000	573,368
TTX Co.(c)
01/15/2025	3.600%	1,620,000	1,617,975
XPO Logistics, Inc.(c)
05/01/2025	6.250%	1,057,000	1,090,699
Total			33,206,922
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Treasury 0.1%
Argentine Republic Government International Bond(k)
07/09/2030	0.500%	1,985,753	580,800
Egypt Government International Bond(c)
09/30/2051	8.750%	400,000	293,815
Romanian Government International Bond(c)
05/25/2034	6.000%	6,160,000	6,276,034
Total			7,150,649
Wireless 0.8%
American Tower Corp.
02/15/2024	5.000%	665,000	683,509
03/15/2027	3.650%	684,000	666,659
Crown Castle International Corp.
07/15/2026	1.050%	401,000	357,084
03/15/2027	2.900%	5,029,000	4,759,549
04/01/2041	2.900%	1,652,000	1,256,306
Digicel Group 0.5 Ltd.(c),(l)
04/01/2025	8.000%	102,292	76,719
Digicel Holdings Bermuda Ltd./International Finance Ltd.(c)
05/25/2024	8.750%	700,000	668,226
Digicel International Finance Ltd./Holdings(c),(l)
12/31/2025	13.000%	803,418	780,693
Digicel International Finance Ltd./Holdings(c)
Subordinated
12/31/2026	8.000%	500,000	425,581
Digicel International Finance Ltd./Holdings Bermuda Ltd.(c)
05/25/2024	8.750%	2,425,000	2,318,813
Millicom International Cellular SA(c)
04/27/2031	4.500%	500,000	431,051
Rogers Communications, Inc.(c)
03/15/2032	3.800%	514,000	487,743
03/15/2052	4.550%	388,000	360,758
SK Telecom Co., Ltd.(c)
04/16/2023	3.750%	2,490,000	2,507,249
Sprint Capital Corp.
11/15/2028	6.875%	1,115,000	1,262,519
03/15/2032	8.750%	275,000	357,063
Sprint Corp.
09/15/2023	7.875%	3,216,000	3,377,743
06/15/2024	7.125%	5,225,000	5,548,484
Sprint Spectrum Co. I/II/III LLC(c)
03/20/2025	4.738%	6,731,250	6,779,670
03/20/2028	5.152%	8,275,000	8,540,109
Summit Digitel Infrastructure Pvt., Ltd.(c)
08/12/2031	2.875%	900,000	723,169

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	47

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
04/15/2027	3.750%	7,580,000	7,476,929
02/01/2028	4.750%	961,000	965,437
02/15/2028	2.050%	1,548,000	1,382,496
04/15/2030	3.875%	7,408,000	7,125,564
02/15/2031	2.550%	2,165,000	1,878,797
11/15/2031	2.250%	4,015,000	3,339,838
04/15/2040	4.375%	4,308,000	4,046,896
02/15/2041	3.000%	4,844,000	3,813,500
04/15/2050	4.500%	1,020,000	951,468
Vmed O2 UK Financing I PLC(c)
07/15/2031	4.750%	2,900,000	2,646,545
Vodafone Group PLC
02/19/2043	4.375%	1,702,000	1,555,043
05/30/2048	5.250%	3,255,000	3,253,508
06/19/2049	4.875%	3,150,000	3,043,839
06/19/2059	5.125%	576,000	564,010
Total			84,412,567
Wirelines 0.8%
AT&T, Inc.
12/01/2033	2.550%	3,840,000	3,267,569
05/15/2035	4.500%	1,091,000	1,090,199
03/01/2037	5.250%	2,205,000	2,379,616
03/01/2039	4.850%	1,086,000	1,091,888
06/01/2041	3.500%	659,000	556,591
05/15/2046	4.750%	2,220,000	2,194,026
09/15/2053	3.500%	8,582,000	6,908,038
09/15/2055	3.550%	5,753,000	4,592,224
12/01/2057	3.800%	12,922,000	10,679,839
09/15/2059	3.650%	5,342,000	4,262,803
C&W Senior Financing DAC(c)
09/15/2027	6.875%	385,000	364,708
CenturyLink, Inc.
12/01/2023	6.750%	2,925,000	3,010,626
Front Range BidCo, Inc.(c)
03/01/2027	4.000%	2,650,000	2,314,274
Frontier Communications Corp.(c)
05/01/2028	5.000%	269,000	250,566
GCI LLC(c)
10/15/2028	4.750%	1,175,000	1,062,713
Iliad Holding SAS(c)
10/15/2026	6.500%	550,000	532,202
10/15/2028	7.000%	500,000	481,442
Level 3 Financing, Inc.(c)
03/01/2027	3.400%	2,865,000	2,613,797
11/15/2029	3.875%	7,240,000	6,378,705
Lumen Technologies, Inc.(c)
06/15/2029	5.375%	3,000,000	2,572,565
Qwest Corp.
09/15/2025	7.250%	3,978,000	4,243,006
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telecom Italia Capital SA
06/04/2038	7.721%	1,550,000	1,401,935
Total Play Telecomunicaciones SA de CV(c)
09/20/2028	6.375%	1,270,000	1,044,768
Verizon Communications, Inc.
02/15/2025	3.376%	2,527,000	2,552,066
03/22/2028	2.100%	1,149,000	1,047,434
12/03/2029	4.016%	530,000	526,004
03/15/2032	2.355%	4,946,000	4,258,562
08/10/2033	4.500%	1,446,000	1,472,299
11/01/2034	4.400%	3,898,000	3,927,005
03/22/2041	3.400%	2,127,000	1,835,315
03/22/2050	4.000%	274,000	250,617
03/22/2051	3.550%	1,450,000	1,229,185
10/30/2056	2.987%	347,000	257,155
03/22/2061	3.700%	2,290,000	1,915,609
Total			82,565,351
Total Corporate Bonds & Notes (Cost $3,965,430,534)			3,659,385,372

Foreign Government Obligations(n) 1.9%

Argentina 0.0%
Argentine Republic Government International Bond
07/09/2029	1.000%	121,062	35,939
Argentine Republic Government International Bond(k)
07/09/2035	1.125%	439,246	119,695
Total			155,634
Australia 0.0%
NBN Co., Ltd.(c)
05/05/2026	1.450%	581,000	528,522
01/08/2027	1.625%	1,230,000	1,106,498
Total			1,635,020
Azerbaijan 0.0%
Southern Gas Corridor CJSC(c)
03/24/2026	6.875%	450,000	467,351
Bahrain 0.0%
Bahrain Government International Bond(c)
01/26/2026	7.000%	320,000	338,786
Bermuda 0.0%
Bermuda Government International Bond(c)
08/20/2030	2.375%	1,105,000	970,871
Brazil 0.1%
Brazil Minas SPE via State of Minas Gerais(c)
02/15/2028	5.333%	1,740,000	1,745,764

48	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Foreign Government Obligations(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazilian Government International Bond
06/06/2025	2.875%	1,300,000	1,254,736
04/07/2026	6.000%	225,000	240,056
06/12/2030	3.875%	800,000	715,848
Total			3,956,404
Canada 0.0%
Province of British Columbia
09/01/2036	7.250%	2,000,000	2,823,404
Province of Manitoba
06/22/2026	2.125%	300,000	289,085
Province of Quebec(k)
03/02/2026	7.485%	230,000	264,256
Total			3,376,745
Chile 0.0%
Chile Government International Bond
01/27/2032	2.550%	900,000	795,780
Corporación Nacional del Cobre de Chile(c)
01/14/2030	3.150%	798,000	724,794
Corporación Nacional del Cobre de Chile(c)
11/04/2044	4.875%	200,000	191,696
Empresa de Transporte de Pasajeros Metro SA(c)
09/13/2061	3.693%	300,000	218,481
Empresa Nacional del Petroleo(c)
08/05/2026	3.750%	750,000	711,839
11/06/2029	5.250%	450,000	438,078
Total			3,080,668
Colombia 0.1%
Colombia Government International Bond
01/28/2026	4.500%	700,000	686,228
03/15/2029	4.500%	250,000	231,684
01/30/2030	3.000%	1,605,000	1,330,721
Ecopetrol SA
09/18/2023	5.875%	1,362,000	1,394,102
04/29/2030	6.875%	2,400,000	2,419,014
Total			6,061,749
Croatia 0.0%
Croatia Government International Bond(c)
01/26/2024	6.000%	500,000	517,479
01/26/2024	6.000%	300,000	310,487
Total			827,966
Foreign Government Obligations(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominican Republic 0.1%
Dominican Republic International Bond(c)
01/27/2025	5.500%	100,000	101,234
01/27/2025	5.500%	100,000	101,234
07/19/2028	6.000%	1,400,000	1,378,341
07/19/2028	6.000%	275,000	270,746
02/22/2029	5.500%	2,655,000	2,517,564
01/30/2030	4.500%	2,028,000	1,780,120
09/23/2032	4.875%	1,000,000	863,851
09/23/2032	4.875%	600,000	518,310
Total			7,531,400
Egypt 0.0%
Egypt Government International Bond(c)
10/06/2025	5.250%	850,000	766,834
03/01/2029	7.600%	300,000	259,351
02/16/2031	5.875%	250,000	188,969
05/29/2032	7.625%	450,000	358,772
Total			1,573,926
France 0.0%
Dexia Credit Local SA(c)
09/26/2023	3.250%	1,500,000	1,514,844
Guatemala 0.0%
Guatemala Government Bond(c)
06/01/2030	4.900%	705,000	673,253
Hong Kong 0.0%
Airport Authority(c)
01/12/2052	3.250%	3,040,000	2,480,867
Hungary 0.0%
Hungary Government International Bond(c)
09/22/2031	2.125%	900,000	726,565
India 0.1%
Export-Import Bank of India(c)
08/05/2026	3.375%	860,000	829,312
02/01/2028	3.875%	1,025,000	992,437
01/13/2031	2.250%	1,630,000	1,333,942
Indian Railway Finance Corp., Ltd.(c)
01/21/2032	3.570%	1,110,000	984,998
Power Finance Corp., Ltd.(c)
12/06/2028	6.150%	546,000	578,615
Total			4,719,304
Indonesia 0.2%
Freeport Indonesia PT(c)
04/14/2032	5.315%	1,045,000	1,022,946

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	49

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Foreign Government Obligations(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia Government International Bond
02/14/2030	2.850%		560,000	517,718
Indonesia Government International Bond(c)
01/17/2038	7.750%		1,000,000	1,257,254
07/18/2047	4.750%		1,000,000	963,007
Lembaga Pembiayaan Ekspor Indonesia(c)
04/06/2024	3.875%		1,450,000	1,448,880
PT Hutama Karya Persero(c)
05/11/2030	3.750%		800,000	755,023
PT Indonesia Asahan Aluminium Persero(c)
11/15/2028	6.530%		770,000	823,188
PT Pertamina Persero(c)
01/21/2030	3.100%		625,000	568,360
08/25/2030	3.100%		2,174,000	1,962,859
02/09/2031	2.300%		1,200,000	1,008,226
05/20/2043	5.625%		250,000	244,521
PT Perusahaan Gas Negara Persero Tbk(c)
05/16/2024	5.125%		525,000	535,600
PT Perusahaan Listrik Negara(c)
05/15/2027	4.125%		5,000,000	4,911,841
05/21/2028	5.450%		2,000,000	2,060,620
05/21/2028	5.450%		500,000	515,155
01/25/2029	5.375%		200,000	204,912
06/30/2030	3.000%		750,000	647,852
Total				19,447,962
Israel 0.0%
Israel Electric Corp., Ltd.(c)
08/14/2028	4.250%		3,100,000	3,053,522
Italy 0.1%
Republic of Italy Government International Bond
10/17/2029	2.875%		1,700,000	1,551,944
06/15/2033	5.375%		8,270,000	8,826,916
Total				10,378,860
Ivory Coast 0.0%
Ivory Coast Government International Bond(c)
01/30/2032	4.875%	EUR	675,000	603,458
Ivory Coast Government International Bond(c),(k)
12/31/2032	5.750%		919,723	864,897
Total				1,468,355
Japan 0.0%
Japan Bank for International Cooperation
05/23/2024	2.500%		600,000	597,177
Japan Finance Organization for Municipalities(c)
03/12/2024	3.000%		400,000	401,659
Total				998,836
Foreign Government Obligations(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kazakhstan 0.1%
Development Bank of Kazakhstan JSC(c)
05/06/2031	2.950%	500,000	384,622
KazMunayGas National Co. JSC(c)
04/24/2025	4.750%	950,000	906,452
04/19/2027	4.750%	1,125,000	1,040,333
04/19/2027	4.750%	300,000	277,422
04/24/2030	5.375%	1,362,000	1,255,684
04/24/2030	5.375%	500,000	460,971
KazTransGas JSC(c)
09/26/2027	4.375%	200,000	179,608
Total			4,505,092
Malaysia 0.1%
Misc Capital Two Labuan Ltd.(c)
04/06/2027	3.750%	3,700,000	3,559,994
Petronas Capital Ltd.(c)
04/21/2030	3.500%	1,300,000	1,248,904
01/28/2032	2.480%	200,000	174,404
Total			4,983,302
Marshall Islands 0.0%
Nakilat, Inc.(c)
12/31/2033	6.067%	1,102,913	1,188,167
Mexico 0.4%
Comision Federal de Electricidad(c)
05/15/2029	4.688%	3,647,000	3,375,294
Mexico City Airport Trust(c)
10/31/2026	4.250%	1,435,000	1,343,743
07/31/2047	5.500%	2,150,000	1,630,652
Mexico Government International Bond
01/11/2028	3.750%	1,070,000	1,054,308
04/22/2029	4.500%	1,500,000	1,512,128
05/24/2031	2.659%	1,558,000	1,346,968
04/27/2032	4.750%	810,000	815,318
08/14/2041	4.280%	350,000	300,151
05/24/2061	3.771%	550,000	396,361
04/19/2071	3.750%	750,000	530,996
Pemex Project Funding Master Trust
06/15/2038	6.625%	50,000	38,237
Petroleos Mexicanos
12/20/2022	1.700%	102,500	99,774
08/04/2026	6.875%	2,000,000	1,972,573
03/13/2027	6.500%	13,777,000	13,188,693
02/12/2028	5.350%	276,000	243,885
01/23/2029	6.500%	625,000	564,141
01/28/2031	5.950%	2,075,000	1,726,493
02/16/2032	6.700%	1,848,000	1,596,656
06/15/2035	6.625%	900,000	726,568
01/23/2045	6.375%	940,000	665,943

50	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Foreign Government Obligations(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/23/2046	5.625%	300,000	204,077
09/21/2047	6.750%	5,135,000	3,685,333
02/12/2048	6.350%	770,000	538,068
01/23/2050	7.690%	2,161,000	1,678,804
01/28/2060	6.950%	800,000	567,744
Total			39,802,908
Morocco 0.0%
Morocco Government International Bond(c)
12/15/2027	2.375%	1,300,000	1,116,620
12/15/2050	4.000%	350,000	242,205
OCP SA(c)
06/23/2031	3.750%	350,000	290,959
Total			1,649,784
Netherlands 0.1%
Equate Petrochemical BV(c)
04/28/2028	2.625%	700,000	632,605
Petrobras Global Finance BV
05/23/2026	8.750%	400,000	461,145
01/17/2027	7.375%	3,085,000	3,385,925
01/03/2031	5.600%	1,550,000	1,529,640
03/19/2049	6.900%	2,398,000	2,276,008
Total			8,285,323
Norway 0.0%
Equinor ASA
04/06/2030	3.125%	826,000	791,109
Oman 0.0%
Oman Government International Bond(c)
01/17/2028	5.625%	800,000	805,681
10/28/2032	7.375%	1,325,000	1,463,002
Total			2,268,683
Panama 0.0%
Banco Nacional de Panama(c)
08/11/2030	2.500%	875,000	717,788
08/11/2030	2.500%	600,000	492,198
Panama Government International Bond
03/16/2025	3.750%	200,000	200,800
01/23/2030	3.160%	1,150,000	1,062,907
09/29/2032	2.252%	200,000	164,280
01/19/2033	3.298%	650,000	581,000
Total			3,218,973
Paraguay 0.0%
Paraguay Government International Bond(c)
04/28/2031	4.950%	540,000	526,327
01/29/2033	2.739%	431,000	346,091
Total			872,418
Foreign Government Obligations(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Peru 0.1%
Corporación Financiera de Desarrollo SA(c)
09/28/2027	2.400%		600,000	518,435
Peruvian Government International Bond
08/25/2027	4.125%		512,000	512,524
06/20/2030	2.844%		990,000	893,000
01/23/2031	2.783%		420,000	371,585
12/01/2032	1.862%		825,000	656,928
03/14/2037	6.550%		1,785,000	2,056,040
12/01/2060	2.780%		600,000	411,003
Petroleos del Peru SA(c)
06/19/2032	4.750%		2,100,000	1,783,593
Total				7,203,108
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%		600,000	540,487
06/10/2031	1.648%		400,000	334,240
01/15/2032	6.375%		400,000	464,696
10/23/2034	6.375%		275,000	324,591
Total				1,664,014
Qatar 0.1%
Ooredoo International Finance Ltd.(c)
04/08/2031	2.625%		850,000	753,977
Qatar Energy(c)
07/12/2031	2.250%		500,000	443,889
Qatar Government International Bond(c)
04/23/2028	4.500%		1,106,000	1,174,392
04/16/2030	3.750%		640,000	655,075
04/23/2048	5.103%		1,910,000	2,129,695
Qatar Petroleum(c)
07/12/2041	3.125%		1,200,000	1,009,839
Total				6,166,867
Romania 0.0%
Romanian Government International Bond(c)
08/22/2023	4.375%		150,000	150,742
02/14/2031	3.000%		1,600,000	1,352,206
03/27/2032	3.625%		900,000	772,356
12/02/2040	2.625%	EUR	500,000	360,928
Total				2,636,232
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(c)
02/06/2028	4.950%		800,000	242,950
Gazprom PJSC via Gaz Finance PLC(c)
01/27/2029	2.950%		750,000	215,169
02/25/2030	3.250%		3,400,000	987,691

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	51

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Foreign Government Obligations(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Russian Foreign Bond - Eurobond(c)
09/16/2023	4.875%	200,000	52,652
05/27/2026	4.750%	800,000	139,215
06/23/2027	4.250%	1,000,000	162,115
Total			1,799,792
Saudi Arabia 0.0%
SA Global Sukuk Ltd.(c)
06/17/2026	1.602%	400,000	370,540
Saudi Arabian Oil Co.(c)
11/24/2050	3.250%	600,000	470,471
Saudi Government International Bond(c)
10/26/2026	3.250%	1,200,000	1,199,891
03/04/2028	3.625%	400,000	404,481
10/22/2030	3.250%	505,000	494,124
02/02/2061	3.450%	575,000	459,033
Total			3,398,540
Serbia 0.0%
Serbia International Bond(c)
12/01/2030	2.125%	2,870,000	2,212,507
South Africa 0.1%
Eskom Holdings SOC Ltd.(c)
08/06/2023	6.750%	200,000	196,526
02/11/2025	7.125%	950,000	907,033
Republic of South Africa Government International Bond
10/12/2028	4.300%	1,275,000	1,177,915
09/30/2029	4.850%	3,925,000	3,643,643
South Africa Government International Bond
01/17/2024	4.665%	1,100,000	1,112,931
Total			7,038,048
South Korea 0.0%
Korea Development Bank (The)
09/14/2022	3.000%	200,000	200,159
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%	1,080,000	1,054,688
10/14/2025	6.375%	400,000	372,046
10/09/2026	4.875%	850,000	730,074
Total			2,156,808
Ukraine 0.1%
Ukraine Government International Bond(c)
09/01/2022	7.750%	2,410,000	1,688,629
02/01/2024	8.994%	1,000,000	395,007
09/01/2025	7.750%	3,050,000	1,159,056
11/01/2028	9.750%	3,850,000	1,503,206
Total			4,745,898
Foreign Government Obligations(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.0%
Abu Dhabi Government International Bond(c)
09/30/2029	2.500%	1,129,000	1,072,268
DP World Crescent Ltd.(c)
09/26/2028	4.848%	740,000	748,596
07/18/2029	3.875%	600,000	571,432
DP World Ltd.(c)
07/02/2037	6.850%	300,000	327,889
Total			2,720,185
United Kingdom 0.0%
Gazprom PJSC via Gaz Finance PLC(c),(k)
12/31/2049	4.599%	2,425,000	388,617
United States 0.1%
Antares Holdings LP(c)
01/15/2027	2.750%	746,000	640,072
07/15/2027	3.750%	4,831,000	4,328,219
BOC Aviation USA Corp.(c)
04/29/2024	1.625%	2,015,000	1,942,571
Citgo Holding, Inc.(c)
08/01/2024	9.250%	100,000	99,372
DAE Funding LLC(c)
08/01/2024	1.550%	1,910,000	1,778,225
Total			8,788,459
Uruguay 0.0%
Uruguay Government International Bond
01/23/2031	4.375%	615,000	641,937
04/20/2055	4.975%	1,000,000	1,049,210
Total			1,691,147
Virgin Islands 0.0%
1MDB Global Investments Ltd(c)
03/09/2023	4.400%	2,800,000	2,737,574
Sinopec Group Overseas Development Ltd.(c)
04/28/2025	3.250%	400,000	399,643
04/28/2025	3.250%	300,000	299,732
Total			3,436,949
Total Foreign Government Obligations (Cost $230,707,611)			199,251,977

52	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Inflation-Indexed Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.1%
U.S. Treasury Inflation-Indexed Bond
02/15/2052	0.125%	6,251,478	5,319,771
Total Inflation-Indexed Bonds (Cost $6,180,807)			5,319,771

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	5,712,457
University of Michigan
Revenue Bonds
Taxable
Series 2022A
04/01/2052	3.504%	2,840,000	2,597,599
04/01/2122	4.454%	4,020,000	3,751,107
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2021B
11/01/2051	2.584%	2,020,000	1,525,666
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	636,657
Total			14,223,486
Hospital 0.0%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	5,650,000	4,206,885
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	3,585,640
Unlimited General Obligation Refunding Bonds
Series 2021D
08/01/2030	1.823%	515,000	434,410
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	2,685,000	3,013,874
Total			7,033,924
Sales Tax 0.0%
Puerto Rico Sales Tax Financing Corp.(o)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	2,740,000	2,785,801
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	3,000,000	2,260,105
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D-3
11/01/2032	2.400%	1,045,000	883,319
New York State Dormitory Authority
Refunding Revenue Bonds
Taxable
Series 2020F
02/15/2032	2.957%	1,250,000	1,124,138
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,382,109
Total			6,649,671
Transportation 0.0%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Green Bonds
Series 2020C-2
11/15/2049	5.175%	810,000	831,255
Turnpike / Bridge / Toll Road 0.1%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	2,488,085
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	1,939,687

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	53

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Private Activity Bond Surface Transportation Corp.
Revenue Bonds
Taxable North Tarrant Express Managed Lanes Project
Series 2019
12/31/2049	3.922%	875,000	760,395
Total			5,188,167
Water & Sewer 0.0%
City of San Francisco Public Utilities Commission Water
Refunding Revenue Bonds
Taxable Green Bonds
11/01/2041	2.825%	2,515,000	2,036,387
Los Angeles Department of Water & Power Water System
Revenue Bonds
Taxable
Series 2009 (BAM)
07/01/2039	6.008%	1,390,000	1,578,958
Total			3,615,345
Total Municipal Bonds (Cost $49,746,404)			44,534,534

Residential Mortgage-Backed Securities - Agency 20.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-84 Class Z
09/25/2041	5.250%	1,098,315	1,136,181
Federal Home Loan Mortgage Corp.
08/01/2022	8.500%	14	14
08/01/2024- 02/01/2025	8.000%	4,562	4,710
10/01/2028- 07/01/2032	7.000%	113,960	122,335
03/01/2031- 03/01/2052	3.000%	59,837,503	57,539,035
10/01/2031- 07/01/2037	6.000%	423,905	465,337
04/01/2033- 09/01/2039	5.500%	706,377	759,048
05/01/2033- 03/01/2052	3.500%	62,754,615	62,649,923
10/01/2039- 08/01/2048	5.000%	882,138	928,704
09/01/2040- 04/01/2049	4.000%	15,009,667	15,290,916
09/01/2040- 10/01/2048	4.500%	3,347,461	3,443,696
06/01/2050- 04/01/2052	2.500%	100,031,777	92,249,659
05/01/2051	2.000%	18,571,968	16,583,979
CMO Series 2060 Class Z
05/15/2028	6.500%	79,517	85,240
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2310 Class Z
04/15/2031	6.000%	61,435	66,251
CMO Series 2725 Class TA
12/15/2033	4.500%	1,525,000	1,591,347
CMO Series 2882 Class ZC
11/15/2034	6.000%	3,067,493	3,225,228
CMO Series 2953 Class LZ
03/15/2035	6.000%	2,793,886	3,068,085
CMO Series 3028 Class ZE
09/15/2035	5.500%	142,251	137,026
CMO Series 3032 Class PZ
09/15/2035	5.800%	340,997	399,801
CMO Series 3071 Class ZP
11/15/2035	5.500%	7,468,420	8,154,963
CMO Series 3121 Class EZ
03/15/2036	6.000%	99,158	107,727
CMO Series 3181 Class AZ
07/15/2036	6.500%	40,522	44,963
CMO Series 353 Class 300
12/15/2046	3.000%	6,588,091	6,366,419
CMO Series 3740 Class BA
10/15/2040	4.000%	1,310,954	1,341,734
CMO Series 3747 Class HY
10/15/2040	4.500%	2,991,000	3,058,423
CMO Series 3753 Class KZ
11/15/2040	4.500%	6,408,117	6,552,416
CMO Series 3769 Class ZC
12/15/2040	4.500%	3,211,923	3,251,049
CMO Series 3841 Class JZ
04/15/2041	5.000%	283,981	302,571
CMO Series 3888 Class ZG
07/15/2041	4.000%	626,160	624,254
CMO Series 3926 Class NY
09/15/2041	4.000%	527,498	534,361
CMO Series 3928 Class MB
09/15/2041	4.500%	1,069,512	1,093,536
CMO Series 3934 Class CB
10/15/2041	4.000%	3,082,371	3,149,481
CMO Series 3982 Class TZ
01/15/2042	4.000%	1,174,235	1,171,091
CMO Series 4027 Class AB
12/15/2040	4.000%	1,417,477	1,448,964
CMO Series 4057 Class ZB
06/15/2042	3.500%	4,960,419	4,941,396
CMO Series 4057 Class ZL
06/15/2042	3.500%	8,005,891	7,668,127

54	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4077 Class KM
11/15/2041	3.500%	60,480	60,598
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	6,115,141
CMO Series 4182 Class QN
02/15/2033	3.000%	153,968	153,773
CMO Series 4361 Class VB
02/15/2038	3.000%	5,331,842	5,357,009
CMO Series 4421 Class PB
12/15/2044	4.000%	5,941,237	5,976,235
CMO Series 4440 Class ZX
01/15/2045	4.000%	11,951,273	12,315,467
CMO Series 4463 Class ZA
04/15/2045	4.000%	5,307,689	5,314,337
CMO Series 4495 Class PA
09/15/2043	3.500%	167,587	169,289
CMO Series 4682 Class HZ
04/15/2047	3.500%	3,572,828	3,499,992
CMO Series 4758 Class HA
06/15/2045	4.000%	40,265	40,259
CMO Series 4771 Class HZ
03/15/2048	3.500%	9,281,053	8,989,913
CMO Series 4774 Class KA
12/15/2045	4.500%	499,831	499,439
CMO Series 4787 Class PY
05/15/2048	4.000%	1,290,974	1,280,017
CMO Series 4793 Class CD
06/15/2048	3.000%	961,056	926,286
CMO Series 4839 Class A
04/15/2051	4.000%	2,851,483	2,929,525
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,075,089	995,186
Federal Home Loan Mortgage Corp.(d),(e)
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/15/2043	5.225%	15,850,877	1,935,425
CMO Series 2013-4258 Class SJ
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/15/2043	5.775%	3,503,317	689,390
CMO Series 2014-4313 Class MS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	5.275%	5,587,987	692,098
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3404 Class AS
-1.0 x 1-month USD LIBOR + 5.895% Cap 5.895% 01/15/2038	5.020%	1,765,134	221,989
CMO Series 3578 Class DI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 04/15/2036	5.775%	2,769,005	307,399
CMO Series 3892 Class SC
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2041	5.075%	4,334,191	502,873
CMO Series 3997 Class SK
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/15/2041	5.725%	10,012,018	862,191
CMO Series 4087 Class SC
-1.0 x 1-month USD LIBOR + 5.550% Cap 5.550% 07/15/2042	4.675%	5,321,755	529,243
CMO Series 4281 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2043	5.225%	8,593,259	942,769
CMO Series 4635 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2046	5.225%	13,526,420	1,481,465
CMO Series 4910 Class SG
1-month LIBID + 6.050% Cap 6.050% 09/25/2049	5.044%	18,165,867	3,144,784
Federal Home Loan Mortgage Corp.(p)
11/01/2051	3.000%	3,982,331	3,808,123
04/01/2052	2.000%	14,044,493	12,478,331
Federal Home Loan Mortgage Corp.(d)
CMO Series 1486 Class FA
1-month USD LIBOR + 1.300% Floor 1.300%, Cap 10.000% 04/15/2023	2.175%	21,732	21,797
CMO Series 2380 Class F
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 8.500% 11/15/2031	1.325%	109,305	109,669

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	55

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2557 Class FG
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 01/15/2033	1.275%	288,717	289,351
CMO Series 2962 Class PF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 7.000% 03/15/2035	1.125%	117,254	117,167
CMO Series 2981 Class FU
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 05/15/2030	1.075%	280,695	278,729
CMO Series 3065 Class EB
-3.0 x 1-month USD LIBOR + 19.890% Cap 19.890% 11/15/2035	17.266%	379,885	439,129
CMO Series 3081 Class GC
-3.7 x 1-month USD LIBOR + 23.833% Cap 23.833% 12/15/2035	20.626%	629,802	787,711
CMO Series 3085 Class FV
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 8.000% 08/15/2035	1.575%	538,868	545,745
CMO Series 3564 Class FC
1-month USD LIBOR + 1.250% Floor 1.250%, Cap 6.500% 01/15/2037	2.312%	256,909	261,851
CMO Series 3680 Class FA
1-month USD LIBOR + 1.000% Floor 1.000%, Cap 6.000% 06/15/2040	1.875%	604,032	613,875
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	23,044	23,188
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	1.462%	187,329	186,327
CMO Series 5115 Class FD
30-day Average SOFR + 0.250% Floor 0.250%, Cap 4.000% 08/15/2043	0.517%	7,951,869	7,710,465
Federal Home Loan Mortgage Corp.(e)
CMO Series 303 Class C30
12/15/2042	4.500%	8,012,216	1,375,145
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 364 Class C15
12/15/2046	3.500%	5,031,960	931,446
CMO Series 4146 Class IA
12/15/2032	3.500%	5,919,991	697,519
CMO Series 4186 Class IB
03/15/2033	3.000%	5,969,404	617,340
CMO Series 4627 Class PI
05/15/2044	3.500%	2,260,122	127,790
CMO Series 4698 Class BI
07/15/2047	5.000%	13,939,706	2,550,574
CMO Series 5048 Class HI
01/15/2042	4.500%	3,559,955	614,766
CMO Series 5078 Class NI
06/15/2042	4.000%	2,740,000	644,156
Federal Home Loan Mortgage Corp.(a),(e)
CMO Series 351 Class 213
02/15/2046	4.261%	335,722	63,014
CMO Series 364 Class 141
12/15/2046	2.772%	373,865	54,733
CMO Series 364 Class 151
12/15/2046	3.356%	378,994	61,714
CMO Series 364 Class 158
12/15/2046	3.888%	210,865	38,190
CMO Series 364 Class 167
12/15/2046	2.517%	346,582	45,071
CMO Series 364 Class C23
12/15/2046	2.938%	4,711,277	693,459
CMO Series 364 Class C24
12/15/2046	3.469%	2,697,346	459,074
CMO Series 364 Class C25
12/15/2046	4.225%	845,662	164,641
CMO Series 368 Class C15
01/25/2048	3.260%	5,478,836	656,326
CMO Series 3833 Class LI
10/15/2040	1.319%	7,333,075	358,747
CMO Series 5094 Class IO
12/15/2048	1.601%	14,263,623	1,170,556
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(a),(e)
CMO Series K051 Class X1
09/25/2025	0.510%	17,184,751	245,972
CMO Series K058 Class X1
08/25/2026	0.919%	2,384,479	77,940
CMO Series KW02 Class X1
12/25/2026	0.297%	10,709,413	77,456

56	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(d),(e)
CMO Series 204236 Class IS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/15/2043	5.125%	12,724,383	1,713,712
Federal Home Loan Mortgage Corp. REMICS(e)
CMO Series 4257 Class IK
12/15/2042	4.000%	4,521,237	810,063
CMO Series 5058 Class NI
06/25/2050	3.000%	17,727,368	3,199,953
CMO Series 5079 Class DI
02/25/2051	6.500%	13,484,786	2,956,863
CMO Series 5095 Class AI
04/25/2051	3.500%	26,479,194	4,766,295
CMO Series 5113 Class MI
06/25/2051	3.500%	20,446,410	3,840,574
CMO Series 5115 Class GI
09/25/2050	3.000%	11,925,836	2,270,927
CMO Series 5217 Class PI
04/25/2052	3.500%	6,561,339	947,215
Federal Home Loan Mortgage Corp. REMICS
CMO Series 4612 Class HZ
08/15/2046	2.500%	6,915,593	6,049,786
CMO Series 4753 Class VZ
12/15/2047	3.000%	1,138,644	1,020,631
CMO Series 4755 Class Z
02/15/2048	3.000%	1,138,637	1,069,316
Federal Home Loan Mortgage Corp. REMICS(a),(e)
CMO Series 5065 Class EI
11/25/2044	5.438%	1,749,306	411,578
Federal National Mortgage Association
06/01/2024	9.000%	17	17
02/01/2025- 08/01/2027	8.000%	12,243	12,809
03/01/2026- 07/01/2038	7.000%	380,525	417,037
04/01/2027- 06/01/2032	7.500%	29,899	31,722
05/01/2029- 10/01/2040	6.000%	1,333,969	1,457,578
08/01/2029- 05/01/2052	3.000%	82,193,981	79,085,497
01/01/2031- 02/01/2052	2.500%	46,396,036	43,005,070
03/01/2033- 04/01/2041	5.500%	665,378	712,194
10/01/2033- 06/01/2049	3.500%	56,916,792	56,947,192
07/01/2039- 10/01/2041	5.000%	2,125,678	2,255,783
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/01/2040- 04/01/2052	2.000%	138,592,647	124,053,076
10/01/2040- 06/01/2056	4.500%	6,935,389	7,187,215
02/01/2041- 06/01/2047	4.000%	33,581,421	34,453,550
CMO Series 2003-22 Class Z
04/25/2033	6.000%	101,492	109,849
CMO Series 2003-33 Class PT
05/25/2033	4.500%	5,215	5,395
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	519,087	552,526
CMO Series 2010-139 Class HA
11/25/2040	4.000%	1,629,114	1,650,582
CMO Series 2010-37 Class A1
05/25/2035	5.410%	211,725	215,044
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	3,581,281	3,568,819
CMO Series 2011-53 Class WT
06/25/2041	4.500%	344,037	358,275
CMO Series 2011-87 Class GB
09/25/2041	4.500%	7,000,000	7,465,140
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	12,214,157	12,169,419
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	9,293,312	9,232,263
CMO Series 2012-94
09/25/2042	3.500%	10,896,549	10,695,173
CMO Series 2013-106 Class LA
08/25/2041	4.000%	1,881,060	1,927,830
CMO Series 2013-126 Class ZA
07/25/2032	4.000%	996,103	994,284
CMO Series 2013-16 Class GD
03/25/2033	3.000%	1,622,470	1,612,834
CMO Series 2013-66 Class AP
05/25/2043	6.000%	182,923	192,717
CMO Series 2016-9 Class A
09/25/2043	3.000%	30,972	31,105
CMO Series 2018-38 Class PA
06/25/2047	3.500%	623,408	630,481
CMO Series 2018-55 Class PA
01/25/2047	3.500%	1,875,850	1,876,107
CMO Series 2018-64 Class ET
09/25/2048	3.000%	3,195,268	3,077,144
CMO Series 2018-94D Class KD
12/25/2048	3.500%	851,837	854,872

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	57

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	4,053,193	4,028,395
CMO Series 98-17 Class Z
04/18/2028	6.500%	55,188	57,589
Federal National Mortgage Association(p)
12/01/2051	2.500%	4,879,436	4,525,832
02/01/2052	3.500%	9,009,436	8,845,509
04/01/2052- 05/01/2052	4.000%	12,050,399	12,067,377
Federal National Mortgage Association(d)
CMO Series 2002-59 Class HF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 8.000% 08/17/2032	0.904%	54,190	54,168
CMO Series 2004-93 Class FC
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 12/25/2034	1.206%	372,849	370,564
CMO Series 2006-71 Class SH
-2.6 x 1-month USD LIBOR + 15.738% Cap 15.738% 05/25/2035	13.100%	160,365	169,160
CMO Series 2007-90 Class F
1-month USD LIBOR + 0.490% Floor 0.490%, Cap 7.000% 09/25/2037	1.496%	226,479	227,114
CMO Series 2007-W7 Class 1A4
-6.0 x 1-month USD LIBOR + 39.180% Cap 39.180% 07/25/2037	33.146%	60,781	85,244
CMO Series 2008-15 Class AS
-5.0 x 1-month USD LIBOR + 33.000% Cap 33.000% 08/25/2036	27.972%	291,335	424,472
CMO Series 2010-142 Class HS
-2.0 x 1-month USD LIBOR + 10.000% Cap 10.000% 12/25/2040	7.877%	522,815	432,105
CMO Series 2010-150 Class FL
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 7.000% 10/25/2040	1.556%	111,696	112,083
CMO Series 2012-1 Class FA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 6.500% 02/25/2042	1.506%	894,364	899,783
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-115 Class MT
-3.0 x 1-month USD LIBOR + 13.500% Cap 4.500% 10/25/2042	4.500%	322,530	265,317
CMO Series 2016-32 Class GT
-4.5 x 1-month USD LIBOR + 18.000% Cap 4.500% 01/25/2043	4.500%	32,299	27,580
Federal National Mortgage Association(d),(e)
CMO Series 2004-29 Class PS
-1.0 x 1-month USD LIBOR + 7.600% Cap 7.600% 05/25/2034	6.594%	1,278,621	209,939
CMO Series 2006-43 Class SJ
-1.0 x 1-month USD LIBOR + 6.590% Cap 6.590% 06/25/2036	5.584%	912,101	126,286
CMO Series 2009-100 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 12/25/2039	5.194%	2,801,458	439,592
CMO Series 2009-87 Class NS
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 11/25/2039	5.244%	4,804,667	539,826
CMO Series 2010-131 Class SA
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/25/2040	5.594%	3,862,444	579,308
CMO Series 2010-21 Class SA
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 03/25/2040	5.244%	7,037,704	883,925
CMO Series 2010-57 Class SA
-1.0 x 1-month USD LIBOR + 6.450% Cap 6.450% 06/25/2040	5.444%	1,727,172	227,439
CMO Series 2011-131 Class ST
-1.0 x 1-month USD LIBOR + 6.540% Cap 6.540% 12/25/2041	5.534%	21,448,290	3,572,689

58	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-47 Class GS
-1.0 x 1-month USD LIBOR + 5.930% Cap 5.930% 06/25/2041	4.924%	5,833,215	651,341
CMO Series 2012-17 Class MS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2027	5.694%	2,231,205	103,874
CMO Series 2013-10 Class SJ
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 02/25/2043	5.144%	4,692,968	701,804
CMO Series 2013-19 Class KS
-1.0 x 3-month USD LIBOR + 6.200% Cap 6.200% 10/25/2041	5.194%	4,921,140	508,409
CMO Series 2013-34 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2043	5.144%	13,047,003	2,632,035
CMO Series 2014-40 Class HS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 07/25/2044	5.694%	3,537,057	720,103
CMO Series 2014-52 Class SL
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2044	5.094%	6,317,377	934,377
CMO Series 2015-81 Class SD
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 01/25/2037	5.694%	4,427,547	583,437
CMO Series 2016-19 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2046	5.094%	5,520,462	626,361
CMO Series 2016-32 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/25/2034	5.094%	2,510,065	284,609
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-60 Class QS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2046	5.094%	7,505,294	953,930
CMO Series 2016-60 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2046	5.094%	24,290,049	2,737,610
CMO Series 2016-60 Class SE
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/25/2046	5.244%	7,070,300	774,906
CMO Series 2016-82 Class SG
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/25/2046	5.094%	10,033,783	1,099,613
CMO Series 2016-88 Class BS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/25/2046	5.094%	7,213,443	952,640
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	5.644%	4,661,702	542,652
CMO Series 2017-26 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2047	5.144%	6,948,576	737,896
CMO Series 2017-57 Class SD
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 08/25/2047	2.750%	6,985,656	490,793
CMO Series 2018-43 Class SE
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/25/2038	5.244%	5,221,043	677,492
CMO Series 2018-61 Class SA
1-month USD LIBOR + 6.200% Cap 6.200% 08/25/2048	5.194%	3,623,066	455,054

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	59

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-35 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2049	5.144%	15,748,894	1,809,970
CMO Series 2019-39 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/25/2049	5.094%	13,453,012	1,532,722
Federal National Mortgage Association(e)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	4,598,212	557,712
CMO Series 2013-23 Class AI
03/25/2043	5.000%	5,284,216	959,786
CMO Series 2013-35 Class IB
04/25/2033	3.000%	7,434,206	799,453
CMO Series 2013-41 Class HI
02/25/2033	3.000%	8,437,068	649,478
CMO Series 2015-54 Class GI
07/25/2045	5.500%	22,734,868	4,108,845
CMO Series 2020-42 Class AI
06/25/2050	2.500%	20,996,092	2,531,121
CMO Series 2020-72 Class LI
12/25/2040	5.000%	6,000,000	1,409,965
CMO Series 2021-33 Class AI
05/25/2047	2.500%	37,414,871	5,623,717
CMO Series 385 Class 8
12/25/2037	5.500%	2,298,698	476,487
Federal National Mortgage Association(a),(e)
CMO Series 2021-24 Class IO
03/25/2059	1.191%	8,372,521	683,675
Federal National Mortgage Association(f)
CMO Series G93-28 Class E
07/25/2022	0.000%	310	310
Federal National Mortgage Association REMICS
CMO Series 2012-105 Class Z
10/25/2042	3.500%	2,803,835	2,742,959
CMO Series 2013-18 Class ZA
03/25/2043	3.000%	3,958,107	3,808,253
CMO Series 2013-70 Class JZ
07/25/2043	3.000%	12,931,949	12,215,059
CMO Series 2018-11 Class BX
12/25/2047	4.000%	10,649,023	10,777,464
CMO Series 2019-70 Class CB
12/25/2049	3.500%	3,216,977	3,126,374
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(d),(e)
CMO Series 2017-14 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/25/2047	5.044%	10,392,394	1,529,461
CMO Series 3908 Class XS
-1.0 x 1-month USD LIBOR + 6.450% Cap 6.450% 06/15/2039	5.575%	10,749,239	1,639,876
Federal National Mortgage Association REMICS(e)
CMO Series 2022-5 Class LI
02/25/2052	3.000%	33,574,228	4,644,417
Government National Mortgage Association
05/15/2040- 10/20/2048	5.000%	2,867,765	3,006,203
05/20/2041- 08/20/2048	4.500%	4,270,515	4,390,564
02/15/2042- 10/20/2048	4.000%	6,447,022	6,595,378
03/20/2046- 07/20/2049	3.500%	14,117,237	14,172,776
12/20/2046- 11/20/2051	3.000%	18,253,277	17,708,336
08/20/2051- 09/20/2051	2.500%	15,968,472	15,023,995
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,513,816	1,725,277
CMO Series 2009-104 Class YD
11/20/2039	5.000%	1,576,835	1,648,599
CMO Series 2009-55 Class LX
07/20/2039	5.000%	1,956,927	2,042,818
CMO Series 2009-67 Class DB
08/20/2039	5.000%	2,172,826	2,282,356
CMO Series 2010-108 Class WL
04/16/2040	4.000%	2,120,274	2,167,457
CMO Series 2010-120 Class AY
09/20/2040	4.000%	1,948,644	1,986,065
CMO Series 2010-135 Class PE
10/16/2040	4.000%	4,016,506	4,104,550
CMO Series 2014-3 Class EP
02/16/2043	2.750%	6,459,550	6,352,833
CMO Series 2018-1 Class LZ
01/20/2048	3.000%	4,216,278	3,966,606
CMO Series 2018-115 Class DE
08/20/2048	3.500%	1,769,554	1,739,120
CMO Series 2018-147 Class BZ
10/20/2048	3.500%	3,876,856	3,790,496

60	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-53 Class AL
11/20/2045	3.500%	733,755	733,464
Government National Mortgage Association(p)
08/20/2051	3.000%	21,111,110	20,397,904
04/20/2052	2.500%	4,980,651	4,678,739
Government National Mortgage Association(d)
1-year CMT + 1.136% 03/20/2066	2.276%	259,293	260,728
1-year CMT + 0.697% 04/20/2066	1.837%	396,133	396,643
CMO Series 2003-60 Class GS
-1.7 x 1-month USD LIBOR + 12.417% Cap 12.417% 05/16/2033	10.959%	48,634	48,870
CMO Series 2006-37 Class AS
-6.0 x 1-month USD LIBOR + 39.660% Cap 39.660% 07/20/2036	34.096%	619,796	940,947
CMO Series 2010-H03 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.690% 03/20/2060	0.995%	503,214	501,663
CMO Series 2010-H26 Class LF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 13.898% 08/20/2058	0.788%	205,536	204,267
CMO Series 2011-114 Class KF
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 03/20/2041	1.377%	69,410	69,453
CMO Series 2012-H20 Class BA
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 10.500% 09/20/2062	0.998%	107,187	106,865
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	1.138%	2,243	2,241
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	1.088%	1,999	1,996
CMO Series 2012-H25 Class FA
1-month USD LIBOR + 0.700% Floor 0.700% 12/20/2061	1.138%	26,787	26,717
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-115 Class EF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 6.500% 04/16/2028	0.844%	115,799	115,538
CMO Series 2013-H02 Class FD
1-month USD LIBOR + 0.340% Floor 0.340%, Cap 10.500% 12/20/2062	0.778%	169,031	167,929
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	0.838%	2,052	2,036
CMO Series 2013-H08 Class BF
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 10.000% 03/20/2063	0.838%	1,033,710	1,026,752
CMO Series 2013-H14 Class FD
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 11.000% 06/20/2063	0.908%	769,869	766,086
CMO Series 2013-H17 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 11.000% 07/20/2063	0.988%	258,114	257,409
CMO Series 2013-H18 Class EA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.190% 07/20/2063	0.938%	311,920	310,921
CMO Series 2013-H19 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2063	1.038%	1,686,733	1,683,188
CMO Series 2015-H26 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2065	1.038%	212,890	212,419
CMO Series 2017-H03 Class FB
1-month USD LIBOR + 0.650% Floor 0.650%, Cap 15.000% 06/20/2066	1.088%	2,762,426	2,757,773
CMO Series 2018-H04 Class FM
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 11.000% 03/20/2068	0.738%	2,482,363	2,460,312
CMO Series 2019-H01 Class FL
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 12/20/2068	0.888%	529,311	526,189

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	61

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-H10 Class FM
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 11.000% 05/20/2069	0.838%	2,153,432	2,137,865
CMO Series 2020-H13 Class FM
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 11.000% 08/20/2070	0.838%	3,119,796	3,102,858
CMO Series 2022-H09 Class EF
30-day Average SOFR + 0.450% Floor 0.450%, Cap 11.000% 04/20/2072	0.949%	7,845,113	7,820,365
Government National Mortgage Association(d),(e)
CMO Series 2010-31 Class ES
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 03/20/2040	4.073%	7,915,920	718,157
CMO Series 2011-13 Class S
1-month LIBID + 5.950% Cap 5.950% 01/16/2041	5.356%	5,228,338	602,966
CMO Series 2011-30 Class SB
1-month LIBID + 6.600% Cap 6.600% 02/20/2041	5.673%	2,707,002	364,254
CMO Series 2015-155 Class SA
-1.0 x 1-month USD LIBOR + 5.700% Cap 5.700% 10/20/2045	4.773%	3,397,702	425,282
CMO Series 2017-93 Class CS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2047	5.273%	10,410,172	1,498,214
CMO Series 2019-123 Class SP
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/20/2049	5.173%	13,962,957	1,467,773
CMO Series 2019-13 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2049	5.173%	11,053,984	1,331,909
CMO Series 2019-6 Class SJ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2049	5.173%	8,790,170	982,344
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-86 Class SG
-1.0 x 1-month USD LIBOR + 5.600% Cap 5.600% 07/20/2049	4.673%	5,072,392	552,618
Government National Mortgage Association(a)
CMO Series 2010-H17 Class XQ
07/20/2060	5.211%	4,020	4,042
CMO Series 2017-H04 Class DA
12/20/2066	4.399%	865	880
Series 2003-72 Class Z
11/16/2045	5.301%	370,450	379,068
Government National Mortgage Association(a),(e)
CMO Series 2014-150 Class IO
07/16/2056	0.394%	11,841,614	234,946
CMO Series 2014-H05 Class AI
02/20/2064	1.341%	4,657,080	247,342
CMO Series 2014-H14 Class BI
06/20/2064	1.651%	5,293,677	303,189
CMO Series 2014-H15 Class HI
05/20/2064	1.434%	6,551,314	240,079
CMO Series 2014-H20 Class HI
10/20/2064	1.309%	2,249,929	123,026
CMO Series 2015-163 Class IO
12/16/2057	0.761%	1,901,816	61,301
CMO Series 2015-189 Class IG
01/16/2057	0.736%	9,551,239	307,654
CMO Series 2015-30 Class IO
07/16/2056	0.680%	3,007,405	93,815
CMO Series 2015-32 Class IO
09/16/2049	0.613%	4,723,583	112,290
CMO Series 2015-73 Class IO
11/16/2055	0.660%	2,466,179	62,347
CMO Series 2015-9 Class IO
02/16/2049	0.662%	9,888,688	234,454
CMO Series 2015-H22 Class BI
09/20/2065	1.803%	2,126,031	104,321
CMO Series 2016-72 Class IO
12/16/2055	0.779%	6,944,125	222,648
CMO Series 2021-33 Class IO
10/16/2062	0.839%	8,041,104	569,465
CMO Series 2021-40 Class IO
02/16/2063	0.822%	7,338,687	522,308
CMO Series 2021-H03 Class IO
04/20/2070	3.896%	18,614,999	1,434,677
CMO Series 2021-H08 Class IA
01/20/2068	3.962%	2,184,990	186,644

62	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(e)
CMO Series 2016-88 Class PI
07/20/2046	4.000%	6,981,087	1,160,486
CMO Series 2017-101 Class AI
07/20/2047	4.000%	4,776,901	670,739
CMO Series 2017-52 Class AI
04/20/2047	6.000%	3,582,183	630,069
CMO Series 2017-68 Class TI
05/20/2047	5.500%	1,484,195	245,808
CMO Series 2019-108 Class MI
07/20/2049	3.500%	9,192,764	1,292,992
CMO Series 2019-99 Class AI
08/16/2049	4.000%	5,517,023	1,239,795
CMO Series 2020-134 Class AI
09/20/2050	3.000%	11,417,457	1,713,501
Government National Mortgage Association TBA(b)
06/22/2052	2.500%	71,293,000	66,862,251
06/22/2052	3.000%	4,600,000	4,436,305
06/22/2052	3.500%	42,000,000	41,612,813
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	4,249,803	4,222,345
Uniform Mortgage-Backed Security TBA(b)
06/16/2037- 07/14/2052	2.000%	204,371,000	182,409,041
06/16/2037- 06/13/2052	2.500%	335,634,000	309,458,301
06/16/2037- 07/14/2052	3.000%	179,775,000	171,388,030
06/13/2052- 07/14/2052	3.500%	167,575,000	164,161,310
06/13/2052- 07/14/2052	4.000%	34,697,000	34,693,102
Total Residential Mortgage-Backed Securities - Agency (Cost $2,159,929,224)			2,112,756,484

Residential Mortgage-Backed Securities - Non-Agency(q) 4.6%

ACE Securities Corp. Home Equity Loan Trust(d)
CMO Series 2006-OP1 Class A2D
1-month USD LIBOR + 0.480% Floor 0.240% 04/25/2036	1.486%	9,180,561	8,564,052
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2019-F Class A1
07/25/2059	2.860%	5,623,079	5,483,142
Arroyo Mortgage Trust(c)
CMO Series 2022-1 Class A3
12/25/2056	3.650%	1,000,000	874,890
Residential Mortgage-Backed Securities - Non-Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	381,110	342,055
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	419,536	381,533
Banc of America Funding Trust(r)
CMO Series 2006-D Class 3A1
05/20/2036	3.403%	723,087	710,340
Banc of America Funding Trust(d)
CMO Series 2007-C Class 7A1
1-month USD LIBOR + 0.420% Floor 0.420% 05/20/2047	1.347%	1,719,433	1,623,351
Bayview MSR Opportunity Master Fund Trust(a),(c)
Subordinated CMO Series 2021-5 Class B1
11/25/2051	3.493%	987,796	884,327
Subordinated CMO Series 2022-2 Class B3A
12/25/2051	3.415%	1,489,689	1,251,601
Bellemeade Re Ltd.(c),(d)
CMO Series 2019-1A Class M2
1-month USD LIBOR + 2.700% Floor 2.700% 03/25/2029	3.500%	2,290,000	2,254,536
CMO Series 2021-3A Class M1C
30-day Average SOFR + 1.550% Floor 1.550% 09/25/2031	2.135%	2,200,000	2,108,452
CMO Series 2022-1 Class M1C
30-day Average SOFR + 3.700% Floor 3.700% 01/26/2032	4.302%	2,500,000	2,414,599
BVRT Financing Trust(c),(d),(h),(j)
CMO Series 2021-4F Class A
1-month USD LIBOR + 0.000% 09/14/2026	2.050%	5,036,553	5,011,370
Carrington Mortgage Loan Trust(d)
CMO Series 2006-NC3 Class A3
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 12.500% 08/25/2036	1.156%	1,657,079	1,607,163
CMO Series 2006-NC3 Class A4
1-month USD LIBOR + 0.240% Floor 0.240%, Cap 12.500% 08/25/2036	1.246%	9,300,000	7,868,619
Central Park Funding Trust(c),(d)
CMO Series 2021-1 Class A
1-month USD LIBOR + 2.750% Floor 2.750% 08/29/2022	2.859%	9,031,951	8,733,649

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	63

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-2 Class PT
1-month USD LIBOR + 3.000% 10/27/2022	3.093%	7,089,343	6,930,151
Chase Mortgage Finance Corp.(a),(c)
Subordinated CMO Series 2019-1 Class B2
03/25/2050	3.913%	947,076	855,978
Subordinated Series 2016-SH1 Class M2
04/25/2045	3.750%	248,610	233,840
CIM Group(a),(c)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	7,696,609	7,154,111
CIM Trust(c),(d)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.076% 09/25/2058	2.138%	3,914,157	3,825,997
CIM Trust(a),(c)
CMO Series 2019-J2 Class B1
10/25/2049	3.768%	844,872	823,197
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	1,019,404
CMO Series 2020-R4 Class A1A
06/25/2060	3.300%	7,160,370	6,674,886
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	4,759,710	4,403,251
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	6,487,519	6,225,200
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	9,970,989	9,050,813
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	260,322	257,135
Citigroup Mortgage Loan Trust, Inc.(a),(c)
Subordinated CMO Series 2021-J2 Class B3W
07/25/2051	2.773%	487,525	402,946
Connecticut Avenue Securities Trust(c),(d)
CMO Series 2019-R01 Class 2M2
1-month USD LIBOR + 2.450% 07/25/2031	3.456%	363,309	360,782
CMO Series 2019-R02 Class 1M2
1-month USD LIBOR + 2.300% 08/25/2031	3.306%	167,572	166,928
CMO Series 2020-R02 Class 2M2
1-month USD LIBOR + 2.000% 01/25/2040	3.006%	372,197	366,053
CMO Series 2020-SBT1 Class 1M2
1-month USD LIBOR + 3.650% 02/25/2040	4.656%	1,500,000	1,485,307
Residential Mortgage-Backed Securities - Non-Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-SBT1 Class 2M2
1-month USD LIBOR + 3.650% 02/25/2040	4.656%	3,500,000	3,330,834
Subordinated CMO Series 2019-R05 Class 1B1
1-month USD LIBOR + 4.100% 07/25/2039	5.106%	1,903,939	1,876,064
Subordinated CMO Series 2022-R04 Class 1B1
30-day Average SOFR + 5.250% 03/25/2042	5.835%	750,000	715,672
Countrywide Home Loan Mortgage Pass-Through Trust(a)
CMO Series 2007-HY5 Class 1A1
09/25/2047	3.206%	312,490	264,246
Credit Suisse Mortgage Capital Trust(a),(c)
CMO Series 2021-RP11 Class PT
10/25/2061	3.778%	8,461,718	7,671,671
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2022-ATH2 Class A1
05/25/2067	4.570%	7,295,000	7,294,888
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	6,973,192	6,934,813
Credit-Based Asset Servicing & Securitization LLC(a)
CMO Series 2007-CB1 Class AF3
01/25/2037	5.737%	3,553,761	1,334,880
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	6,046,008	5,926,984
CMO Series 2020-RPL2 Class A12
02/25/2060	3.418%	3,844,605	3,719,179
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	2,877,105	2,808,130
CSMCM Trust(c)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	354,255	308,782
CSMCM Trust Certificates(a),(c),(h),(j)
CMO Series 2018-RPL4 Class CERT
07/25/2050	3.735%	1,756,834	1,697,711
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2021-4 Class M1
11/25/2066	3.257%	2,000,000	1,777,160
CMO Series 2022-2 Class A3
03/25/2067	4.300%	2,064,530	2,021,199
Domino’s Pizza Master Issuer LLC(c)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	1,890,000	1,893,818

64	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Downey Savings & Loan Association Mortgage Loan Trust(d)
CMO Series 2005-AR6 Class 2A1A
1-month USD LIBOR + 0.580% Floor 0.290%, Cap 11.000% 10/19/2045	1.508%	1,161,231	1,029,266
CMO Series 2006-AR2 Class 2A1A
1-month USD LIBOR + 0.200% Floor 0.200% 10/19/2036	1.128%	1,919,658	1,423,596
Eagle Re Ltd.(c),(d)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	2.806%	493,283	489,276
CMO Series 2021-2 Class M1C
30-day Average SOFR + 3.450% Floor 3.450% 04/25/2034	3.739%	1,500,000	1,474,697
Fannie Mae Connecticut Avenue Securities(d)
CMO Series 2015-C02 Class 1M2
1-month USD LIBOR + 4.000% Floor 4.000% 05/25/2025	5.006%	887,733	889,426
CMO Series 2015-C03 Class 1M2
1-month USD LIBOR + 5.000% Floor 5.000% 07/25/2025	6.006%	166,098	169,242
CMO Series 2015-C04 Class 1M2
1-month USD LIBOR + 5.700% 04/25/2028	6.706%	1,416,850	1,498,323
CMO Series 2015-C04 Class 2M2
1-month USD LIBOR + 5.550% 04/25/2028	6.556%	1,431,710	1,480,299
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	4.006%	2,798,226	2,836,935
CMO Series 2017-C04 Class 2M2
1-month USD LIBOR + 2.850% 11/25/2029	3.856%	2,867,388	2,887,207
CMO Series 2017-C06 Class 2M2
1-month USD LIBOR + 2.800% 02/25/2030	3.806%	509,661	514,042
CMO Series 2017-C07 Class 2M2
1-month USD LIBOR + 2.500% 05/25/2030	3.506%	2,093,929	2,084,703
CMO Series 2018-C06 Class 1M2
1-month USD LIBOR + 2.000% Floor 2.000% 03/25/2031	3.006%	3,363,186	3,308,576
Residential Mortgage-Backed Securities - Non-Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-C06 Class 2M2
1-month USD LIBOR + 2.100% Floor 2.100% 03/25/2031	3.106%	1,918,737	1,879,141
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(d)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	5.006%	1,021,750	1,028,128
CMO Series 2018-HQA1 Class M2
1-month USD LIBOR + 2.300% 09/25/2030	3.306%	1,504,317	1,491,059
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust(c),(d)
CMO Series 2019-DNA1 Class M2
1-month USD LIBOR + 2.650% 01/25/2049	3.656%	728,934	734,075
CMO Series 2019-HQA2 Class M2
1-month USD LIBOR + 2.050% Floor 2.050% 04/25/2049	3.056%	1,447,339	1,440,837
First Franklin Mortgage Loan Trust(d)
CMO Series 2006-FF18 Class A2D
1-month USD LIBOR + 0.210% Floor 0.210% 12/25/2037	1.216%	1,367,615	1,260,225
CMO Series 2007-FF2 Class A2B
1-month USD LIBOR + 0.100% Floor 0.100% 03/25/2037	1.106%	3,472,556	1,863,234
First Horizon Mortgage Pass-Through Trust(a)
CMO Series 2007-AR1 Class 1A1
05/25/2037	2.849%	216,185	107,152
Flagstar Mortgage Trust(a),(c)
Subordinated CMO Series 2018-5 Class B3
09/25/2048	4.536%	924,627	886,150
Subordinated CMO Series 2019-2 Class B1
12/25/2049	4.051%	887,662	853,880
Subordinated CMO Series 2019-2 Class B2
12/25/2049	4.051%	949,371	885,428
Freddie Mac STACR REMIC Trust(c),(d)
CMO Series 2020-DNA2 Class M2
1-month USD LIBOR + 1.850% 02/25/2050	2.856%	1,579,244	1,570,416
CMO Series 2020-HQA1 Class M2
1-month USD LIBOR + 1.900% 01/25/2050	2.906%	67,838	66,746
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	4.106%	1,730,377	1,720,289

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	65

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-HQA3 Class M2
1-month USD LIBOR + 3.600% 07/25/2050	4.606%	519,350	520,269
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	2.235%	1,463,522	1,429,373
CMO Series 2021-HQA1 Class B1
30-day Average SOFR + 3.000% 08/25/2033	3.585%	6,000,000	4,940,002
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	2.835%	11,700,000	10,888,824
CMO Series 2021-HQA3 Class M2
30-day Average SOFR + 2.100% 09/25/2041	2.685%	3,810,000	3,529,478
CMO Series 2021-HQA4 Class M2
30-day Average SOFR + 2.350% 12/25/2041	2.935%	3,000,000	2,762,425
CMO Series 2022-DNA1 Class M2
30-day Average SOFR + 2.500% 01/25/2042	3.085%	2,000,000	1,763,026
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	3.485%	3,940,000	3,805,438
Subordinated CMO Series 2021-DNA3 Class B1
30-day Average SOFR + 3.500% 10/25/2033	4.085%	2,025,000	1,836,101
Subordinated CMO Series 2021-DNA6 Class B1
30-day Average SOFR + 3.400% 10/25/2041	3.400%	2,000,000	1,772,225
Subordinated CMO Series 2021-HQA3 Class B1
30-day Average SOFR + 3.350% 09/25/2041	3.935%	1,220,000	1,059,401
Subordinated CMO Series 2021-HQA4 Class B1
30-day Average SOFR + 3.750% 12/25/2041	4.335%	6,000,000	5,355,593
Subordinated CMO Series 2022-DNA1 Class B1
30-day Average SOFR + 3.400% 01/25/2042	3.985%	3,000,000	2,598,786
Residential Mortgage-Backed Securities - Non-Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR Trust(c),(d)
CMO Series 2018-HQA2 Class M2
1-month USD LIBOR + 2.300% 10/25/2048	3.306%	1,100,000	1,090,534
Freddie Mac Structured Agency Credit Risk Debt Notes(d)
1-month USD LIBOR + 3.900% 12/25/2027	4.906%	136,899	137,414
Freddie Mac Structured Agency Credit Risk Debt Notes(c),(d)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	3.185%	6,364,473	6,360,210
CMO Series 2021-DNA2 Class M2
30-day Average SOFR + 2.300% 08/25/2033	2.885%	1,000,000	976,173
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.585%	1,805,000	1,734,052
Subordinated CMO Series 2021-DNA7 Class B1
30-day Average SOFR + 3.650% 11/25/2041	3.939%	810,000	730,741
Galton Funding Mortgage Trust(a),(c)
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,624,911	1,600,231
CMO Series 2019-1 Class B2
02/25/2059	4.500%	912,510	897,659
Subordinated CMO Series 2018-2 Class B2
10/25/2058	4.750%	476,271	467,416
GCAT LLC(a),(c),(h),(j)
CMO Series 2021-1 Class A1
11/25/2049	2.487%	7,481,244	7,148,090
Genworth Mortgage Insurance Corp.(c),(d)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	3.189%	1,000,000	966,408
GS Mortgage-Backed Securities Corp. Trust(a),(c)
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	25,056	24,891
GS Mortgage-Backed Securities Trust(a),(c)
Subordinated CMO Series 2021-GR3 Class B3
04/25/2052	3.393%	1,019,073	857,488
GSAMP Trust(d)
CMO Series 2004-OPT Class M1
1-month USD LIBOR + 0.870% Floor 0.580% 11/25/2034	1.876%	1,082,880	1,057,985

66	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSR Mortgage Loan Trust(a)
CMO Series 2006-AR2 Class 2A1
04/25/2036	2.639%	1,058,410	798,284
HarborView Mortgage Loan Trust(d)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	1.128%	6,024,273	5,304,251
HSI Asset Securitization Corp. Trust(d)
CMO Series 2006-OPT1 Class M1
1-month USD LIBOR + 0.540% Floor 0.360% 12/25/2035	1.546%	2,297,011	2,275,700
JPMorgan Alternative Loan Trust(d)
CMO Series 2007-S1 Class A1
1-month USD LIBOR + 0.560% Floor 0.280%, Cap 11.500% 04/25/2047	1.566%	2,670,888	2,700,307
JPMorgan Mortgage Acquisition Trust(d)
CMO Series 2007-CH5 Class A5
1-month USD LIBOR + 0.260% Floor 0.260% 06/25/2037	1.266%	1,240,042	1,235,458
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
12/31/2049	5.875%	7,064	29,733
JPMorgan Mortgage Trust(a),(c)
CMO Series 2018-5 Class A13
10/25/2048	3.500%	921,703	871,770
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	165,662	159,154
CMO Series 2019-1 Class A3
05/25/2049	4.000%	384,570	380,396
CMO Series 2019-2 Class A3
08/25/2049	4.000%	123,628	123,427
CMO Series 2019-5 Class A3
11/25/2049	4.000%	288,080	287,783
CMO Series 2019-8 Class A15
03/25/2050	3.500%	167,258	160,617
CMO Series 2019-9 Class B2A
05/25/2050	3.438%	1,432,137	1,294,776
CMO Series 2019-HYB1 Class B1
10/25/2049	3.604%	961,057	973,716
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	163,273	161,885
CMO Series 2019-LTV2 Class A18
12/25/2049	4.000%	22,002	21,998
CMO Series 2019-LTV3 Class B3
03/25/2050	4.428%	1,604,744	1,589,914
Residential Mortgage-Backed Securities - Non-Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1 Class A15
06/25/2050	3.500%	492,445	465,447
CMO Series 2020-2 Class A15
07/25/2050	3.500%	334,192	321,078
CMO Series 2020-5 Class A15
12/25/2050	3.000%	230,125	219,938
CMO Series 2020-5 Class B1
12/25/2050	3.601%	960,788	919,239
CMO Series 2021-13 Class A3
04/25/2052	2.500%	10,755,918	9,405,546
CMO Series 2022-LTV2 Class A1
11/25/2052	3.309%	1,608,000	1,270,447
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.458%	431,344	394,527
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.763%	1,301,153	1,240,745
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.772%	543,426	496,628
Subordinated CMO Series 2018-8 Class B1
01/25/2049	4.093%	1,108,713	1,097,507
Subordinated CMO Series 2018-8 Class B2
01/25/2049	4.093%	923,928	880,024
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.521%	2,162,394	2,156,646
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.237%	947,562	949,677
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.427%	1,902,245	1,761,859
Subordinated CMO Series 2019-LTV1 Class B2
06/25/2049	4.574%	1,871,926	1,868,174
Subordinated CMO Series 2019-LTV2 Class B2
12/25/2049	4.720%	1,138,370	1,135,396
Subordinated CMO Series 2019-LTV2 Class B3
12/25/2049	4.720%	948,642	941,571
Subordinated CMO Series 2020-8 Class B2
03/25/2051	3.520%	1,919,602	1,717,911
JPMorgan Mortgage Trust(c),(d)
CMO Series 2018-7FRB Class A1
1-month USD LIBOR + 0.750% 04/25/2046	1.418%	739,402	731,798
JPMorgan Trust(a),(c)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.589%	505,343	495,980
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2019-GS6 Class A1
06/25/2059	3.000%	839,434	839,270

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	67

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-PR1 Class A1
09/25/2059	3.858%	8,024,414	8,023,563
CMO Series 2020-GS1 Class A1
10/25/2059	2.882%	3,536,080	3,499,576
CMO Series 2020-GS2 Class A1
03/25/2060	2.750%	12,833,841	12,826,782
CMO Series 2020-SL1 Class A
01/25/2060	2.734%	994,754	979,227
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	1,090,468	1,048,477
CMO Series 2021-SL1 Class A
09/25/2060	1.991%	1,404,060	1,383,194
Lehman XS Trust(d)
CMO Series 2005-4 Class 1A3
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2035	1.806%	218,197	217,793
CMO Series 2005-5N Class 3A1A
1-month USD LIBOR + 0.300% Floor 0.300% 11/25/2035	1.306%	579,791	574,163
CMO Series 2006-2N Class 1A1
1-month USD LIBOR + 0.520% Floor 0.260% 02/25/2046	1.526%	1,242,257	1,072,963
Loan Revolving Advance Investment Trust(c),(d),(h),(j)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	3.625%	10,400,000	10,388,009
Long Beach Mortgage Loan Trust(d)
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.150% Floor 0.150% 11/25/2036	1.156%	3,934,298	2,928,869
CMO Series 2006-11 Class 2A2
1-month USD LIBOR + 0.100% Floor 0.100% 12/25/2036	1.106%	30,963,784	12,778,484
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	379,784	377,998
Mello Mortgage Capital Acceptance Trust(a),(c)
Subordinated CMO Series 2021-INV1 Class B3
06/25/2051	2.981%	1,997,990	1,641,534
Merrill Lynch First Franklin Mortgage Loan Trust(d)
CMO Series 2007-1 Class A2D
1-month USD LIBOR + 0.340% Floor 0.340% 04/25/2037	1.686%	17,107,347	7,909,984
Residential Mortgage-Backed Securities - Non-Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Resecuritization Trust(a),(c)
CMO Series 2015-R4 Class 4B1
08/26/2047	2.982%	822,637	821,841
MortgageIT Trust(d)
CMO Series 2005-5 Class A1
1-month USD LIBOR + 0.520% Floor 0.260%, Cap 11.500% 12/25/2035	1.526%	549,195	529,921
MRA Issuance Trust(c),(d)
CMO Series 2020-7 Class A
1-month USD LIBOR + 1.300% Floor 1.300% 09/15/2022	2.100%	10,191,000	10,187,996
MRA Issuance Trust(c),(d),(h),(j)
CMO Series 2021-9 Class A2X
1-month USD LIBOR + 0.000% 07/15/2022	1.315%	8,460,000	8,460,000
New Residential Mortgage Loan Trust(c),(d)
CMO Series 2018-4A Class A1S
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2048	1.756%	1,253,154	1,235,150
Oaktown Re II Ltd.(c),(d)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	2.556%	247,864	247,256
Oaktown Re III Ltd.(c),(d)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	2.406%	92,752	92,520
Oaktown Re V Ltd.(c),(d)
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600% Floor 3.600% 10/25/2030	4.606%	284,115	286,479
Oaktown Re VI Ltd.(c),(d)
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 10/25/2033	2.235%	1,085,889	1,084,492
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	2.635%	915,000	913,563
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	3.585%	2,250,000	2,144,734

68	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(q) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Oaktown Re VII Ltd.(c),(d)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 04/25/2034	3.189%		2,200,000	2,139,206
CMO Series 2021-2 Class M1C
30-day Average SOFR + 3.350% Floor 3.350% 04/25/2034	3.639%		2,000,000	1,904,697
OBX Trust(a),(c)
CMO Series 2019-EXP1 Class 1A3
01/25/2059	4.000%		96,588	96,249
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%		111,273	110,418
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates(d)
CMO Series 2005-4 Class M2
1-month USD LIBOR + 0.750% Floor 0.500% 11/25/2035	1.756%		11,526,000	11,139,376
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%		7,345,736	6,916,529
Radnor RE Ltd.(c),(d)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	3.285%		3,000,000	2,809,094
RALI Trust(a)
CMO Series 2005-QA4 Class A41
04/25/2035	3.498%		51,229	50,074
RALI Trust(a),(e)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.464%		23,158,912	281,802
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.175%		24,479,477	142,610
Rathlin Residential(c),(d)
CMO Series 2021-1A Class A
1-month EURIBOR + 2.000% 09/27/2075	1.500%	EUR	3,391,581	3,581,777
RFMSI Trust(a)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.060%		692,467	459,412
CMO Series 2006-SA4 Class 2A1
11/25/2036	4.748%		168,698	157,256
Seasoned Credit Risk Transfer Trust(a)
CMO Series 2017-3SC Class HT (FHLMC)
07/25/2056	3.250%		18,149,794	17,692,129
Residential Mortgage-Backed Securities - Non-Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%	414,371	423,440
CMO Series 2018-2 Class HT (FHLMC)
11/25/2057	3.000%	297,612	285,590
CMO Series 2018-3 Class HT (FHLMC)
08/25/2057	3.000%	320,097	306,550
CMO Series 2018-4 Class HT (FHLMC)
03/25/2058	3.000%	266,064	254,746
CMO Series 2019-1 Class HT (FHLMC)
07/25/2058	3.000%	322,742	309,572
CMO Series 2019-2 Class HT (FHLMC)
08/25/2058	3.000%	203,163	195,028
CMO Series 2019-3 Class HT (FHLMC)
10/25/2058	3.000%	66,004	63,350
Sequoia Mortgage Trust(a),(c)
CMO Series 2019-4 Class A19
11/25/2049	3.500%	160,021	156,940
CMO Series 2019-CH2 Class A1
08/25/2049	4.500%	82,816	82,926
Subordinated CMO Series 2015-1 Class B1
01/25/2045	3.914%	351,752	344,407
Subordinated CMO Series 2018-6 Class B1
07/25/2048	4.171%	1,138,182	1,079,381
Subordinated CMO Series 2019-2 Class B2
06/25/2049	4.259%	1,844,944	1,716,751
Subordinated CMO Series 2020-3 Class B2
04/25/2050	3.328%	1,012,330	915,585
Structured Adjustable Rate Mortgage Loan Trust(a)
CMO Series 2004-20 Class 1A2
01/25/2035	2.775%	445,130	430,958
CMO Series 2006-5 Class 1A1
06/25/2036	2.985%	737,647	692,189
Texas Capital Bank NA(c),(d)
CMO Series 2021 Class NOTE
3-month USD LIBOR + 4.500% 09/30/2024	5.506%	7,340,000	7,137,829
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2022-INV2 Class A1
06/25/2057	4.350%	6,425,000	6,393,250
WaMu Asset-Backed Certificates Trust(d)
CMO Series 2007-HE1 Class 2A3
1-month USD LIBOR + 0.150% Floor 0.150% 01/25/2037	1.156%	3,524,153	1,861,189
WaMu Mortgage Pass-Through Certificates Trust(a)
CMO Series 2003-AR8 Class A
08/25/2033	2.741%	248,431	246,900

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	69

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-AR4 Class A6
06/25/2034	2.659%	1,985,584	1,943,597
CMO Series 2004-AR7 Class A6
07/25/2034	2.573%	893,828	873,841
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.124%	2,507,472	2,393,483
CMO Series 2007-HY3 Class 1A1
03/25/2037	2.919%	428,177	359,069
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2005-AR11 Class A1A
1-month USD LIBOR + 0.640% Floor 0.320%, Cap 10.500% 08/25/2045	1.646%	657,504	639,305
CMO Series 2005-AR17 Class A1A1
1-month USD LIBOR + 0.540% Floor 0.270%, Cap 10.500% 12/25/2045	1.546%	2,231,525	2,128,225
CMO Series 2005-AR2 Class 2A1A
1-month USD LIBOR + 0.620% Floor 0.310%, Cap 10.500% 01/25/2045	1.626%	579,906	562,795
CMO Series 2005-AR8 Class 2A1A
1-month USD LIBOR + 0.580% Floor 0.290%, Cap 10.500% 07/25/2045	1.586%	1,928,488	1,833,738
CMO Series 2005-AR9 Class A1A
1-month USD LIBOR + 0.640% Floor 0.320%, Cap 10.500% 07/25/2045	1.646%	508,917	483,366
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	1.417%	1,233,515	1,180,215
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	1.457%	381,864	368,864
CMO Series 2007-OC2 Class A3
1-month USD LIBOR + 0.310% Floor 0.310% 06/25/2037	1.626%	1,930,697	1,835,542
Wells Fargo Mortgage-Backed Securities Trust(a),(c)
CMO Series 2019-1 Class A1
11/25/2048	3.963%	71,020	70,977
Subordinated CMO Series 2018-1 Class B3
07/25/2047	3.671%	1,080,898	990,893
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.379%	1,936,106	1,678,197
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $501,441,388)			479,160,732
Rights 0.0%
Issuer	Shares	Value ($)
Materials 0.0%
Chemicals 0.0%
TPC Group, Inc.(h),(i),(j)	700,569	3,284
Total Materials		3,284
Total Rights (Cost $—)		3,284

Senior Loans 0.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(d),(s)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	3.310%	728,201	707,432
Airlines 0.0%
American Airlines, Inc.(d),(s)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027	2.810%	172,737	157,407
United AirLines, Inc.(d),(p),(s)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	4.711%	1,090,600	1,059,245
Total			1,216,652
Automotive 0.1%
Clarios Global LP(d),(s)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	4.310%	1,686,524	1,617,225
Tenneco, Inc.(d),(s)
Tranche A Term Loan
3-month USD LIBOR + 2.000% 09/29/2023	3.060%	8,904,445	8,548,267
Total			10,165,492
Cable and Satellite 0.1%
Charter Communications Operating LLC(d),(s)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	2.810%	244,361	239,080
CSC Holdings LLC(d),(s)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	3.125%	690,909	655,500
3-month USD LIBOR + 2.500% 04/15/2027	3.375%	3,981,214	3,742,342

70	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Direct TV Financing LLC(d),(s)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	6.060%	1,384,750	1,337,433
Virgin Media Bristol LLC(d),(s)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	3.375%	1,250,000	1,215,800
Total			7,190,155
Chemicals 0.0%
Nouryon Finance BV(d),(s)
Term Loan
1-month USD LIBOR + 3.000% 10/01/2025	4.006%	389,049	375,755
Consumer Cyclical Services 0.0%
Intrado Corp.(d),(s)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/10/2024	5.060%	653,228	583,600
Tranche B1 Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/10/2024	4.560%	496,459	440,608
Spin Holdco, Inc.(d),(s)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 03/04/2028	4.750%	544,500	518,054
Total			1,542,262
Consumer Products 0.0%
Acuity Specialty Products, Inc.(d),(s)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 08/12/2024	5.000%	279,128	258,543
AI Aqua Merger Sub, Inc.(d),(p),(s)
Delayed Draw Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 07/31/2028	4.922%	63,635	60,347
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 07/31/2028	4.922%	279,994	265,526
Total			584,416
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.0%
Vertiv Group Corp.(d),(s)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 03/02/2027	3.550%	1,392,887	1,319,468
Electric 0.0%
Vistra Operations Co. LLC(d),(s)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	2.775%	282,851	274,558
Finance Companies 0.0%
Avolon Borrower 1 LLC(d),(s)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	2.677%	175,812	169,805
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2027	3.177%	1,984,925	1,914,837
Total			2,084,642
Food and Beverage 0.0%
Hostess Brands LLC(d),(s)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/03/2025	3.440%	483,083	467,518
Naked Juice LLC(d),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	4.001%	1,564,637	1,529,433
Total			1,996,951
Gaming 0.0%
Caesars Resort Collection LLC(d),(s)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	3.810%	4,556	4,463
Fertitta Entertainment LLC(d),(p),(s)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	5.034%	419,076	400,456
Total			404,919

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	71

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.1%
Avantor Funding, Inc.(d),(s)
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 11/08/2027	3.312%	1,001,821	974,903
Change Healthcare Holdings LLC(d),(s)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.560%	4,240,195	4,163,362
Gainwell Acquisition Corp.(d),(s)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/01/2027	5.006%	748,106	729,403
Iqvia, Inc.(d),(s)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 01/17/2025	2.810%	540,244	530,957
Medline Borrower LP(d),(s)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	4.310%	500,000	481,875
Total			6,880,500
Independent Energy 0.0%
Ascent Resources Utica Holdings(d),(s)
2nd Lien Term Loan
1-month USD LIBOR + 10.000% Floor 1.000% 11/01/2025	10.000%	287,000	304,579
Media and Entertainment 0.0%
Diamond Sports Group LLC(d),(s)
1st Lien Term Loan
1-month Term SOFR + 8.000% Floor 1.000% 05/25/2026	9.000%	333,830	335,165
2nd Lien Term Loan
1-month Term SOFR + 3.250% 08/24/2026	4.092%	1,616,582	484,570
Sinclair Television Group, Inc.(d),(s)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% 04/01/2028	4.060%	1,240,625	1,172,391
Total			1,992,126
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.0%
Deerfield Dakota Holdings LLC(d),(p),(s)
Term Loan
3-month USD LIBOR + 0.000% Floor 1.000% 04/09/2027	4.750%	357,936	343,321
Trans Union LLC(d),(s)
Tranche B6 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2028	1.250%	347,130	338,018
Total			681,339
Other Industry 0.0%
Adtalem Global Education, Inc.(d),(s)
Tranche B Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 08/12/2028	4.928%	646,231	628,058
Artera Services LLC(d),(s)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	4.256%	452,640	346,333
Total			974,391
Packaging 0.0%
Berry Global, Inc.(d),(s)
Tranche Z Term Loan
1-month USD LIBOR + 1.750% 07/01/2026	2.594%	2,246,297	2,197,440
Pharmaceuticals 0.1%
Elanco Animal Health, Inc.(d),(s)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	2.550%	3,741,766	3,627,193
Endo Luxembourg Finance Co. I SARL(d),(s)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 03/27/2028	6.063%	2,368,992	1,837,699
Grifols Worldwide Operations Ltd.(d),(s)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	3.060%	2,103,536	2,018,258
Horizon Therapeutics USA, Inc.(d),(s)
Tranche B2 Term Loan
1-month USD LIBOR + 1.750% Floor 0.500% 03/15/2028	2.813%	1,061,750	1,032,775

72	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Jazz Pharmaceuticals PLC(d),(s)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	4.560%	349,121	340,829
Organon & Co.(d),(s)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	3.563%	3,262,708	3,177,747
Total			12,034,501
Property & Casualty 0.1%
Acrisure LLC(d),(s)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 02/15/2027	4.560%	1,670,738	1,591,378
AmWINS Group, Inc.(d),(s)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.750% 02/19/2028	3.310%	3,258,764	3,122,874
Total			4,714,252
Restaurants 0.0%
1011778 BC ULC(d),(s)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	2.810%	549,227	527,604
Retailers 0.0%
Michaels Companies, Inc. (The)(d),(s)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 04/15/2028	5.256%	1,985,000	1,703,070
Technology 0.1%
athenahealth Group, Inc.(d),(p),(s)
Delayed Draw Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	3.500%	217,391	207,065
athenahealth Group, Inc.(d),(s)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	4.363%	1,282,609	1,221,685
CommScope, Inc.(d),(s)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	4.310%	1,721,098	1,628,589
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Entegris, Inc.(d),(p),(s)
Term Loan
SOFR + 3.000% 03/02/2029	3.050%	450,000	443,673
Peraton Corp.(d),(s)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	4.810%	2,235,858	2,163,752
Total			5,664,764
Wireless 0.0%
Digicel International Finance Ltd.(d),(s)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/27/2024	4.310%	2,747,144	2,427,788
SBA Senior Finance II LLC(d),(s)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	2.810%	717,062	700,706
Total			3,128,494
Wirelines 0.1%
Lumen Technologies, Inc.(d),(s)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	3.310%	244,375	229,101
Telenet Financing USD LLC(d),(s)
Term Loan
6-month USD LIBOR + 2.000% 04/30/2028	2.875%	750,000	721,560
Zayo Group Holdings, Inc.(d),(s)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	4.060%	2,863,487	2,670,917
Zayo Group Holdings, Inc.(d),(p),(s)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 03/09/2027	3.250%	307,332	293,792
Total			3,915,370
Total Senior Loans (Cost $75,435,402)			72,581,132

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	73

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Treasury Bills 2.9%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 2.9%
U.S. Treasury Bill(g)
06/30/2022	0.660%	16,000,000	15,991,339
08/04/2022	0.960%	5,000,000	4,991,467
08/18/2022	1.040%	16,000,000	15,963,943
10/20/2022	1.320%	36,350,000	36,163,879
11/10/2022	1.460%	52,865,000	52,523,449
11/17/2022	1.510%	11,670,000	11,588,643
U.S. Treasury Bill(g),(t)
07/14/2022	0.780%	20,000,000	19,981,179
U.S. Treasury Bills(g)
06/09/2022	0.430%	78,570,000	78,561,716
07/07/2022	0.700%	8,000,000	7,994,356
07/21/2022	0.840%	10,000,000	9,988,305
07/28/2022	0.800%	48,000,000	47,939,040
Total			301,687,316
Total Treasury Bills (Cost $301,697,126)			301,687,316

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g)
STRIPS
05/15/2030	0.000%	520,000	400,487
Residual Funding Corp.(g)
STRIPS
01/15/2030	0.000%	7,351,000	5,762,644
04/15/2030	0.000%	425,000	331,167
Resolution Funding Corp.(g)
STRIPS
04/15/2030	0.000%	3,000,000	2,293,665
Tennessee Valley Authority Principal STRIP(g)
09/15/2024	0.000%	445,000	413,924
Total U.S. Government & Agency Obligations (Cost $9,279,354)			9,201,887

U.S. Treasury Obligations 13.3%

U.S. Treasury
04/30/2024	2.500%	26,665,000	26,653,542
05/31/2024	2.500%	115,720,000	115,602,473
05/15/2025	2.750%	69,983,000	70,048,609
04/30/2027	2.750%	161,256,000	160,651,290
05/31/2027	2.625%	129,673,000	128,518,100
03/31/2028	1.250%	27,775,000	25,342,518
05/31/2029	2.750%	13,204,500	13,101,340
02/15/2032	1.875%	51,450,000	47,173,219
05/15/2032	2.875%	84,585,000	84,718,966
05/15/2040	4.375%	7,890,000	9,216,506
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2040	1.375%	31,900,000	23,451,484
08/15/2041	1.750%	81,020,000	62,980,391
11/15/2041	2.000%	149,309,000	121,336,892
02/15/2042	2.375%	80,540,000	69,805,528
05/15/2042	3.250%	75,035,000	74,823,964
11/15/2042	2.750%	27,195,000	24,823,936
05/15/2043	2.875%	335,000	311,602
05/15/2046	2.500%	5,650,000	4,878,422
08/15/2049	2.250%	7,360,000	6,132,950
05/15/2050	1.250%	40,235,000	25,964,149
11/15/2050	1.625%	31,720,000	22,659,975
11/15/2051	1.875%	880,000	671,000
02/15/2052	2.250%	62,870,800	52,615,001
05/15/2052	2.875%	67,195,000	64,664,688
U.S. Treasury(t)
05/15/2041	2.250%	87,747,000	74,639,792
08/15/2043	3.625%	7,130,000	7,458,648
05/15/2045	3.000%	10,035,000	9,476,803
U.S. Treasury(g)
STRIPS
11/15/2038	0.000%	2,860,000	1,691,757
02/15/2039	0.000%	1,610,000	943,611
05/15/2039	0.000%	8,140,000	4,708,163
02/15/2040	0.000%	5,735,000	3,211,376
11/15/2040	0.000%	4,170,000	2,245,447
08/15/2041	0.000%	335,000	173,245
11/15/2041	0.000%	3,500,000	1,794,160
05/15/2042	0.000%	400,000	200,469
08/15/2042	0.000%	5,510,000	2,731,970
11/15/2043	0.000%	9,279,000	4,400,638
11/15/2043	0.000%	7,025,000	3,402,460
02/15/2044	0.000%	5,980,000	2,808,965
08/15/2044	0.000%	1,255,000	578,428
02/15/2045	0.000%	8,770,000	4,047,903
02/15/2045	0.000%	935,000	424,074
U.S. Treasury(g),(t)
STRIPS
05/15/2043	0.000%	18,965,000	9,160,243
Total U.S. Treasury Obligations (Cost $1,481,869,242)			1,370,244,697

Money Market Funds 10.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(u),(v)	1,117,379,028	1,116,932,076
Total Money Market Funds (Cost $1,116,964,412)		1,116,932,076
Total Investments in Securities (Cost: $11,960,299,902)		11,328,655,486
Other Assets & Liabilities, Net		(991,973,730)
Net Assets		10,336,681,756

74	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
At May 31, 2022, securities and/or cash totaling $34,356,071 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,136,931 EUR	1,201,904 USD	State Street	07/08/2022	—	(21,079)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	185	09/2022	USD	25,795,938	—	(334,299)
U.S. Long Bond	695	09/2022	USD	96,909,063	—	(846,382)
U.S. Treasury 10-Year Note	68	09/2022	USD	8,122,813	—	(51,706)
U.S. Treasury 10-Year Note	3,530	09/2022	USD	421,669,531	—	(1,415,029)
U.S. Treasury 2-Year Note	1,828	09/2022	USD	385,893,655	488,162	—
U.S. Treasury 2-Year Note	1,551	09/2022	USD	327,418,523	49,111	—
U.S. Treasury 2-Year Note	226	09/2022	USD	47,708,953	—	(26,906)
U.S. Treasury 5-Year Note	2,482	09/2022	USD	280,349,656	417,781	—
U.S. Treasury 5-Year Note	1,953	09/2022	USD	220,597,453	—	(258,422)
U.S. Treasury Ultra 10-Year Note	300	09/2022	USD	38,545,313	120,318	—
U.S. Ultra Treasury Bond	555	09/2022	USD	86,441,250	—	(204,591)
U.S. Ultra Treasury Bond	284	09/2022	USD	44,233,000	—	(207,364)
U.S. Ultra Treasury Bond	497	09/2022	USD	77,407,750	—	(1,802,022)
Total					1,075,372	(5,146,721)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(450)	09/2022	USD	(62,746,875)	294,207	—
U.S. Treasury 5-Year Note	(163)	09/2022	USD	(18,411,359)	36,408	—
U.S. Treasury Ultra 10-Year Note	(369)	09/2022	USD	(47,410,734)	393,316	—
Total					723,931	—

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.390%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Citi	09/28/2025	USD	223,000,000	(6,546,435)	—	—	—	(6,546,435)
Fixed rate of 1.688%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Citi	12/07/2025	USD	89,100,000	(2,043,926)	—	—	—	(2,043,926)
3-Month USD LIBOR	Fixed rate of 1.870%	Receives Quarterly, Pays SemiAnnually	Citi	09/28/2053	USD	19,000,000	3,611,798	—	—	3,611,798	—
3-Month USD LIBOR	Fixed rate of 1.743%	Receives Quarterly, Pays SemiAnnually	Citi	12/07/2053	USD	7,450,000	1,587,249	—	—	1,587,249	—
Total							(3,391,314)	—	—	5,199,047	(8,590,361)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month USD LIBOR	London Interbank Offered Rate	1.611%
Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	75

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2022.
(b)	Represents a security purchased on a when-issued basis.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2022, the total value of these securities amounted to $3,066,740,788, which represents 29.67% of total net assets.
(d)	Variable rate security. The interest rate shown was the current rate as of May 31, 2022.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(g)	Zero coupon bond.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2022, the total value of these securities amounted to $41,908,474, which represents 0.41% of total net assets.
(i)	Non-income producing investment.
(j)	Valuation based on significant unobservable inputs.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2022.
(l)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(m)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2022, the total value of these securities amounted to $1,528,687, which represents 0.01% of total net assets.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At May 31, 2022, the total value of these securities amounted to $2,785,801, which represents 0.03% of total net assets.
(p)	Represents a security purchased on a forward commitment basis.
(q)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(r)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(s)	The stated interest rate represents the weighted average interest rate at May 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(t)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(u)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(v)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	949,725,033	5,462,616,899	(5,295,377,520)	(32,336)	1,116,932,076	(247,630)	1,617,820	1,117,379,028
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
LIBID	London Interbank Bid Rate
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
76	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2022 (Unaudited)
Abbreviation Legend  (continued)
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2022	77

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT101_08_M01_(07/22)